UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund 1 Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.7
CCO Holdings LLC/CCO Holdings Capital Corp.	3.0
TransDigm, Inc.	2.2
Altice SA	1.8
Global Partners LP/GLP Finance Corp.	1.8
12.5

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Energy	17.3
Diversified Financial Services	8.2
Cable/Satellite TV	7.8
Utilities	7.2
Healthcare	6.6

Quality Diversification (% of fund's net assets)

As of March 31, 2018
BBB	0.7%
BB	45.9%
B	38.0%
CCC,CC,C	10.2%
Not Rated	2.8%
Equities	0.2%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*
Nonconvertible Bonds	83.9%
Convertible Bonds, Preferred Stocks	0.8%
Common Stocks	0.2%
Bank Loan Obligations	8.7%
Other Investments	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 24.0%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.7%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$750,000	$663,218
3.375% 8/15/26	770,000	741,664
		1,404,882
Utilities - 0.5%
SolarCity Corp. 1.625% 11/1/19	2,040,000	1,861,490

TOTAL CONVERTIBLE BONDS		3,266,372

Nonconvertible Bonds - 83.9%
Aerospace - 2.1%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,545,000	2,538,612
7.5% 12/1/24 (a)	1,350,000	1,397,250
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,938,000
6.375% 6/15/26	275,000	277,063
6.5% 5/15/25	1,895,000	1,913,950
		8,064,875
Air Transportation - 1.2%
Allegiant Travel Co. 5.5% 7/15/19	550,000	558,250
American Airlines Group, Inc. 4.625% 3/1/20 (a)	550,000	554,125
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	944,700
Series 2013-1 Class B, 5.375% 11/15/21	154,954	159,603
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	369,159	382,080
United Continental Holdings, Inc. 4.25% 10/1/22	1,940,000	1,901,200
		4,499,958
Automotive & Auto Parts - 0.3%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	440,000	449,350
Delphi Technologies PLC 5% 10/1/25 (a)	560,000	536,900
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	370,000	348,263
		1,334,513
Banks & Thrifts - 0.1%
Ally Financial, Inc. 8% 11/1/31	320,000	390,400
Broadcasting - 0.8%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,330,000	1,276,800
5% 8/1/27 (a)	2,065,000	1,941,100
		3,217,900
Building Materials - 0.3%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,050,000	987,998
Cable/Satellite TV - 7.1%
Altice SA:
7.625% 2/15/25 (a)	570,000	487,350
7.75% 5/15/22 (a)	7,045,000	6,542,973
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,646,125
Cablevision Systems Corp. 5.875% 9/15/22	805,000	798,721
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,662,313
5% 2/1/28 (a)	3,635,000	3,407,813
5.125% 5/1/27 (a)	2,910,000	2,762,754
5.5% 5/1/26 (a)	1,855,000	1,815,581
CSC Holdings, Inc. 5.5% 4/15/27 (a)	925,000	885,688
DISH DBS Corp.:
5.875% 11/15/24	800,000	713,000
7.75% 7/1/26	345,000	324,731
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,079,802
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,545,075
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,245,116
		27,917,042
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	1,801,000	1,857,281
Chemicals - 4.0%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	572,552
3.45% 6/1/23	600,000	576,000
4.5% 12/1/26 (a)	420,000	425,919
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	650,000	674,765
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,110,000	1,062,825
5.25% 6/1/27 (a)	840,000	798,000
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,080,000	1,093,500
Olin Corp.:
5% 2/1/30	435,000	416,513
5.125% 9/15/27	1,725,000	1,701,281
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	1,350,000	1,319,625
TPC Group, Inc. 8.75% 12/15/20 (a)	2,800,000	2,813,160
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,154,438
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	228,538
Tronox, Inc. 6.5% 4/15/26	1,305,000	1,305,000
Valvoline, Inc. 4.375% 8/15/25	970,000	942,113
Versum Materials, Inc. 5.5% 9/30/24 (a)	580,000	600,300
		15,684,529
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	900,000	904,500
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	378,325
		1,282,825
Containers - 3.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	765,000	801,338
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	920,375
4.625% 5/15/23 (a)	3,445,000	3,457,919
6% 2/15/25 (a)	2,350,000	2,361,750
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,785,250
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,314,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (a)(b)(c)	1,300,000	1,316,250
5.75% 10/15/20	373,106	377,770
		12,335,102
Diversified Financial Services - 8.2%
Aircastle Ltd. 4.125% 5/1/24	385,000	377,300
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	782,800
CIT Group, Inc.:
4.125% 3/9/21	470,000	472,350
5.25% 3/7/25	395,000	404,409
6.125% 3/9/28	355,000	368,313
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	955,000	923,963
FLY Leasing Ltd. 5.25% 10/15/24	1,830,000	1,770,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,745,000	8,766,835
6.25% 2/1/22	4,515,000	4,594,013
6.375% 12/15/25	1,030,000	1,035,150
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (a)(b)(c)	1,810,000	1,764,750
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (a)(b)(c)	4,940,000	4,828,850
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	2,955,150
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,035,000	967,725
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	640,000	595,200
6.875% 2/15/23 (a)	185,000	178,988
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,383,269
		32,169,590
Diversified Media - 0.5%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	730,050
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,415,000	1,376,088
		2,106,138
Energy - 16.1%
Antero Resources Corp.:
5.125% 12/1/22	2,200,000	2,216,500
5.625% 6/1/23 (Reg. S)	2,205,000	2,249,100
Calfrac Holdings LP 7.5% 12/1/20 (a)	550,000	541,063
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,615,000	1,689,694
7% 6/30/24	1,475,000	1,631,719
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,432,750
5.75% 3/15/23	1,715,000	1,545,644
8% 12/15/22 (a)	1,057,000	1,115,135
8% 1/15/25 (a)	560,000	541,800
8% 6/15/27 (a)	1,010,000	964,550
CNX Midstream Partners LP 6.5% 3/15/26 (a)	215,000	212,044
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (a)(b)(c)	3,330,000	3,328,838
6.875% 6/15/25 (a)	945,000	989,888
Continental Resources, Inc.:
4.375% 1/15/28 (a)	1,155,000	1,126,125
4.5% 4/15/23	2,460,000	2,487,675
4.9% 6/1/44	395,000	378,213
Covey Park Energy LLC 7.5% 5/15/25 (a)	485,000	482,575
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,035,856
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	730,000	731,825
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	218,900
5.75% 1/30/28 (a)	220,000	219,175
Energy Transfer Equity LP 4.25% 3/15/23	1,360,000	1,322,600
Ensco PLC:
4.5% 10/1/24	2,460,000	1,955,700
5.2% 3/15/25	3,400,000	2,737,000
7.75% 2/1/26	575,000	527,563
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	600,000	636,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,925,000	2,928,656
FTS International, Inc. 6.25% 5/1/22	550,000	551,375
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	655,000	643,538
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	4,040,000	3,979,400
5.75% 10/1/25 (a)	1,635,000	1,618,650
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,220,000	1,149,850
Jonah Energy LLC 7.25% 10/15/25 (a)	695,000	625,500
Nabors Industries, Inc.:
5.5% 1/15/23	880,000	860,297
5.75% 2/1/25 (a)	1,385,000	1,307,094
Newfield Exploration Co. 5.375% 1/1/26	395,000	407,838
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	340,000	329,800
4.5% 9/15/27 (a)	235,000	221,488
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	260,000	247,650
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	125,000	124,219
4.875% 8/15/27 (a)	125,000	123,125
Noble Holding International Ltd.:
7.7% 4/1/25 (b)	865,000	765,525
7.75% 1/15/24	1,524,000	1,413,510
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	198,250
5.375% 1/15/25 (a)	355,000	354,113
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	780,000	789,750
Precision Drilling Corp.:
5.25% 11/15/24	325,000	304,688
6.5% 12/15/21	213,000	214,598
7.125% 1/15/26 (a)	415,000	410,850
7.75% 12/15/23	1,265,000	1,314,019
Range Resources Corp.:
4.875% 5/15/25	1,905,000	1,766,888
5% 3/15/23	2,030,000	1,946,364
Sanchez Energy Corp. 7.25% 2/15/23 (a)	780,000	783,900
SemGroup Corp. 7.25% 3/15/26	475,000	473,813
Southwestern Energy Co. 4.1% 3/15/22	390,000	373,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	765,000	734,400
5% 1/15/28 (a)	1,315,000	1,254,181
5.125% 2/1/25	380,000	378,100
5.25% 5/1/23	380,000	382,850
TerraForm Power Operating LLC 5% 1/31/28 (a)	265,000	251,419
U.S.A. Compression Partners LP / 6.875% 4/1/26 (a)	140,000	142,100
Weatherford International Ltd.:
6.5% 8/1/36	485,000	345,563
7% 3/15/38	210,000	152,250
		63,186,968
Entertainment/Film - 0.6%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,518,007	2,486,532
Environmental - 0.2%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	899,063
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,220,000	1,040,416
Albertsons, Inc.:
7.75% 6/15/26	318,000	273,480
8% 5/1/31	925,000	760,813
8.7% 5/1/30	235,000	207,388
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)(d)	2,365,000	1,087,900
		3,369,997
Food/Beverage/Tobacco - 0.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,205,000	1,135,556
Post Holdings, Inc.:
5% 8/15/26 (a)	395,000	375,250
5.625% 1/15/28 (a)	825,000	787,875
5.75% 3/1/27 (a)	710,000	701,125
		2,999,806
Gaming - 3.8%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,610,000	2,502,155
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,195,000	1,142,624
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,116,050
4.5% 1/15/28	955,000	895,599
Scientific Games Corp.:
5% 10/15/25 (a)	820,000	797,450
6.625% 5/15/21	2,015,000	2,062,856
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,030,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,457,156
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	450,000	438,750
5.5% 10/1/27 (a)	390,000	382,200
		14,825,590
Healthcare - 6.5%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	638,625
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	280,000	284,550
Community Health Systems, Inc. 6.25% 3/31/23	2,010,000	1,851,713
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,267,750
5% 3/15/24	2,450,000	2,474,500
Hologic, Inc.:
4.375% 10/15/25 (a)	960,000	926,400
4.625% 2/1/28 (a)	180,000	172,800
Kindred Healthcare, Inc.:
8% 1/15/20	340,000	359,975
8.75% 1/15/23	395,000	417,713
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	553,870
5.25% 8/1/26	1,860,000	1,853,025
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	388,050
5.5% 2/1/21	730,000	744,381
Service Corp. International 4.625% 12/15/27	1,035,000	998,775
SP Finco LLC 6.75% 7/1/25 (a)	455,000	441,350
Teleflex, Inc.:
4.625% 11/15/27	515,000	495,487
4.875% 6/1/26	2,200,000	2,178,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,105,313
4.625% 7/15/24 (a)	740,000	711,325
6.75% 6/15/23	920,000	900,450
THC Escrow Corp. III 5.125% 5/1/25 (a)	430,000	413,338
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	2,790,000	2,664,450
5.875% 5/15/23 (a)	1,420,000	1,260,250
9% 12/15/25 (a)	545,000	541,594
Wellcare Health Plans, Inc. 5.25% 4/1/25	855,000	858,206
		25,501,890
Homebuilders/Real Estate - 2.1%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	950,000	879,938
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,055,000	1,041,813
Lennar Corp.:
5.25% 6/1/26 (a)	2,220,000	2,192,250
5.875% 11/15/24 (a)	580,000	600,300
M.D.C. Holdings, Inc. 6% 1/15/43	330,000	308,138
M/I Homes, Inc. 5.625% 8/1/25	265,000	257,964
Pisces Midco, Inc. 8% 4/15/26 (a)(e)	730,000	730,000
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	490,000	477,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	950,000	980,590
William Lyon Homes, Inc. 7% 8/15/22	765,000	784,125
		8,252,868
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)(e)	995,000	995,000
Insurance - 0.2%
Acrisure LLC 7% 11/15/25 (a)	755,000	724,800
Leisure - 0.7%
NVA Holdings, Inc. 6.875% 4/1/26 (a)	210,000	211,575
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	468,648
7.25% 11/30/21 (a)	1,040,000	1,082,900
Viking Cruises Ltd. 5.875% 9/15/27 (a)	895,000	848,013
		2,611,136
Metals/Mining - 1.9%
ArcelorMittal SA 6.125% 6/1/25	480,000	522,000
Constellium NV 5.875% 2/15/26 (a)	795,000	783,075
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,152,875
7.25% 5/15/22 (a)	655,000	655,000
7.25% 4/1/23 (a)	1,075,000	1,058,875
7.5% 4/1/25 (a)	1,010,000	991,694
FMG Resources (August 2006) Pty Ltd. 5.125% 5/15/24 (a)	525,000	517,776
Freeport-McMoRan, Inc. 3.875% 3/15/23	625,000	604,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,120,000	1,153,600
		7,438,895
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,107,975
Restaurants - 1.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	920,000	878,600
5% 10/15/25 (a)	1,340,000	1,275,948
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,584,238
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	700,000	695,625
Yum! Brands, Inc. 5.35% 11/1/43	915,000	828,075
		6,262,486
Services - 3.6%
APX Group, Inc.:
7.625% 9/1/23	720,000	745,200
8.75% 12/1/20	3,281,000	3,297,405
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,660,625
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	375,000	360,000
4.375% 8/15/27 (a)	395,000	375,250
Avantor, Inc.:
6% 10/1/24 (a)	740,000	736,300
9% 10/1/25 (a)	1,340,000	1,312,363
CDK Global, Inc. 4.875% 6/1/27 (a)	460,000	442,750
Hertz Corp. 7.625% 6/1/22 (a)	1,785,000	1,805,081
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,549,763
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	929,875
		14,214,612
Steel - 1.1%
ArcelorMittal SA 7.25% 10/15/39 (b)	485,000	573,513
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	1,035,000	1,003,950
5.75% 3/1/25 (a)	2,010,000	1,919,550
Commercial Metals Co. 5.375% 7/15/27	825,000	812,625
		4,309,638
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	1,145,000	1,082,025
Technology - 3.0%
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	905,000
Micron Technology, Inc.:
5.5% 2/1/25	555,000	575,813
5.625% 1/15/26 (a)	500,000	517,500
NXP BV/NXP Funding LLC 4.125% 6/1/21 (a)	1,435,000	1,449,350
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,003,074
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,881,350
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,718,813
Symantec Corp. 5% 4/15/25 (a)	1,825,000	1,840,021
		11,890,921
Telecommunications - 3.7%
Altice Finco SA 7.625% 2/15/25 (a)	1,310,000	1,291,988
Equinix, Inc. 5.375% 4/1/23	366,000	373,778
Frontier Communications Corp. 11% 9/15/25	1,640,000	1,228,975
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,725,000	1,940,625
SBA Communications Corp. 4.875% 9/1/24	260,000	255,125
Sprint Communications, Inc. 6% 11/15/22	360,000	353,250
Sprint Corp.:
7.25% 9/15/21	1,320,000	1,364,550
7.875% 9/15/23	530,000	541,263
T-Mobile U.S.A., Inc. 6.625% 4/1/23	2,665,000	2,753,291
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,295,000
Wind Tre SpA 5% 1/20/26 (a)	1,760,000	1,490,931
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	525,000	543,375
		14,432,151
Transportation Ex Air/Rail - 1.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	3,793,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	374,656
11.25% 8/15/22 (a)	815,000	816,019
		4,983,875
Utilities - 6.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,543,863
DPL, Inc. 6.75% 10/1/19	1,390,000	1,435,175
Dynegy, Inc.:
7.625% 11/1/24	1,230,000	1,326,863
8.125% 1/30/26 (a)	785,000	866,444
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,776,075
7% 6/15/23	4,980,000	5,017,350
InterGen NV 7% 6/30/23 (a)	230,000	230,000
NRG Yield Operating LLC 5% 9/15/26	970,000	953,025
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,706,915	5,165,840
Talen Energy Supply LLC 10.5% 1/15/26 (a)	1,000,000	860,000
The AES Corp. 4.875% 5/15/23	3,975,000	4,044,563
		25,219,198

TOTAL NONCONVERTIBLE BONDS		328,643,577

TOTAL CORPORATE BONDS
(Cost $334,092,393)		331,909,949
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd.	76,687	728,527
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	0	16,065
TOTAL COMMON STOCKS
(Cost $4,254,449)		744,592
	Principal Amount	Value

Bank Loan Obligations - 8.7%
Aerospace - 1.1%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.773% 6/9/23 (b)(c)	3,414,167	3,422,702
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7065% 8/22/24 (b)(c)	962,812	965,489

TOTAL AEROSPACE		4,388,191

Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7766% 12/14/23 (b)(c)	1,341,450	1,342,295
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/25/26 (b)(c)	165,000	164,949
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (b)(c)	867,825	841,790
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 9/30/25 (b)(c)	1,200,000	1,197,000
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.8769% 1/19/21 (b)(c)	598,950	600,543

TOTAL CABLE/SATELLITE TV		2,804,282

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	60,314	60,829
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	139,186	140,375

TOTAL CHEMICALS		201,204

Containers - 0.1%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (c)(h)	85,000	85,730
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/5/23 (b)(c)	243,476	244,605

TOTAL CONTAINERS		330,335

Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(c)	450,000	456,048
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(g)	768,493	774,257

TOTAL ENERGY		1,230,305

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/22 (b)(c)	766,081	767,522
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	486,524	479,834
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 2/23/19 (c)(h)	466,159	466,159
3 month U.S. LIBOR + 9.500% 11.375% 2/23/19 (b)(c)	466,159	466,159

TOTAL FOOD & DRUG RETAIL		1,412,152

Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 5/24/24 (b)(c)	906,392	907,751
Gaming - 0.8%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 4/18/24 (b)(c)	982,575	986,387
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.88% 10/20/24 (b)(c)	1,286,775	1,292,411
3 month U.S. LIBOR + 7.000% 8.86% 10/20/25 (b)(c)	430,000	432,150
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7219% 8/14/24 (b)(c)	434,138	435,518

TOTAL GAMING		3,146,466

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/13/25 (b)(c)	480,000	483,523
Hotels - 0.0%
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (c)(h)	105,000	105,263
Insurance - 0.0%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	9,950	10,062
Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/1/24 (b)(c)	160,000	159,600
Publishing/Printing - 0.5%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/24/22 (b)(c)	1,729,323	1,734,182
Services - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(c)	65,000	64,319
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(c)	303,475	303,059
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/11/25 (b)(c)	384,038	386,438
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3/27/25 (c)(h)	40,000	40,100

TOTAL SERVICES		793,916

Technology - 2.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/15/20 (b)(c)	1,226,144	1,227,984
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (b)(c)	2,301,794	2,315,397
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(c)	445,000	424,530
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3/3/23 (c)(h)	279,288	279,762
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.7179% 3/11/24 (b)(c)	445,000	450,006
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7179% 3/9/23 (b)(c)	1,790,000	1,809,135
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 7/13/23 (b)(c)	1,837,025	1,841,948

TOTAL TECHNOLOGY		8,348,762

Telecommunications - 1.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	511,138	500,276
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	887,775	870,579
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	1,668,150	1,657,724
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	1,538,375	1,488,378

TOTAL TELECOMMUNICATIONS		4,516,957

Utilities - 0.3%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9436% 5/24/22 (b)(c)	1,262,250	1,262,477
TOTAL BANK LOAN OBLIGATIONS
(Cost $33,787,613)		33,945,245

Preferred Securities - 4.2%
Banks & Thrifts - 3.5%
Bank of America Corp.:
6.1% (b)(i)	2,010,000	2,120,523
6.25% (b)(i)	2,310,000	2,459,424
Barclays Bank PLC 7.625% 11/21/22	2,215,000	2,492,118
Citigroup, Inc.:
5.875% (b)(i)	2,735,000	2,826,071
5.95% (b)(i)	760,000	798,394
Goldman Sachs Group, Inc. 5% (b)(i)	1,900,000	1,887,388
Royal Bank of Scotland Group PLC 7.5% (b)(i)	995,000	1,035,206

TOTAL BANKS & THRIFTS		13,619,124

Energy - 0.7%
Andeavor Logistics LP 6.875% (b)(i)	1,270,000	1,288,288
Sunoco Logistics Partners LP 6.25% (b)(i)	1,566,000	1,509,654

TOTAL ENERGY		2,797,942

TOTAL PREFERRED SECURITIES
(Cost $15,772,046)		16,417,066
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $7,961,584)	7,959,992	7,961,584
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $395,868,085)		390,978,436
NET OTHER ASSETS (LIABILITIES) - 0.2%		978,974
NET ASSETS - 100%		$391,957,410

Amounts shown as 0 may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $188,699,632 or 48.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Level 3 security

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,248
Total	$96,248

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$728,527	$728,527	$--	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	331,909,949	--	331,909,949	--
Bank Loan Obligations	33,945,245	--	33,170,988	774,257
Preferred Securities	16,417,066	--	16,417,066	--
Money Market Funds	7,961,584	7,961,584	--	--
Total Investments in Securities:	$390,978,436	$8,690,111	$381,498,003	$790,322

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.0%
Canada	5.8%
Luxembourg	4.9%
United Kingdom	2.9%
Netherlands	2.4%
Multi-National	2.1%
Ireland	1.7%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $387,906,501)	$383,016,852
Fidelity Central Funds (cost $7,961,584)	7,961,584
Total Investment in Securities (cost $395,868,085)		$390,978,436
Cash		28,318
Receivable for investments sold		1,545,624
Receivable for fund shares sold		30,209
Interest receivable		5,834,199
Distributions receivable from Fidelity Central Funds		20,682
Total assets		398,437,468
Liabilities
Payable for investments purchased
Regular delivery	$4,374,378
Delayed delivery	1,725,000
Payable for fund shares redeemed	369,099
Distributions payable	7,228
Other payables and accrued expenses	4,353
Total liabilities		6,480,058
Net Assets		$391,957,410
Net Assets consist of:
Paid in capital		$394,892,296
Distributions in excess of net investment income		(286,339)
Accumulated undistributed net realized gain (loss) on investments		2,241,102
Net unrealized appreciation (depreciation) on investments		(4,889,649)
Net Assets, for 4,159,643 shares outstanding		$391,957,410
Net Asset Value, offering price and redemption price per share ($391,957,410 ÷ 4,159,643 shares)		$94.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$600,173
Interest		13,799,871
Income from Fidelity Central Funds		96,248
Total income		14,496,292
Expenses
Custodian fees and expenses	$6,085
Independent directors' fees and expenses	924
Legal	4
Miscellaneous	6
Total expenses before reductions	7,019
Expense reductions	(2,621)	4,398
Net investment income (loss)		14,491,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,428,608
Total net realized gain (loss)		3,428,608
Change in net unrealized appreciation (depreciation) on investment securities		(19,772,277)
Net gain (loss)		(16,343,669)
Net increase (decrease) in net assets resulting from operations		$(1,851,775)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,491,894	$36,284,230
Net realized gain (loss)	3,428,608	19,954,116
Change in net unrealized appreciation (depreciation)	(19,772,277)	(2,133,192)
Net increase (decrease) in net assets resulting from operations	(1,851,775)	54,105,154
Distributions to shareholders from net investment income	(14,471,513)	(36,596,557)
Distributions to shareholders from net realized gain	(16,090,994)	(1,402,290)
Total distributions	(30,562,507)	(37,998,847)
Affiliated share transactions
Proceeds from sales of shares	37,251,977	33,665,085
Reinvestment of distributions	30,555,229	37,995,896
Cost of shares redeemed	(145,898,796)	(380,292,695)
Net increase (decrease) in net assets resulting from share transactions	(78,091,590)	(308,631,714)
Total increase (decrease) in net assets	(110,505,872)	(292,525,407)
Net Assets
Beginning of period	502,463,282	794,988,689
End of period	$391,957,410	$502,463,282
Other Information
Distributions in excess of net investment income end of period	$(286,339)	$(306,720)
Shares
Sold	384,169	340,251
Issued in reinvestment of distributions	315,270	383,006
Redeemed	(1,529,107)	(3,843,320)
Net increase (decrease)	(829,668)	(3,120,063)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 1

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$100.71	$98.03	$93.94	$102.00	$101.40	$101.43
Income from Investment Operations
Net investment income (loss)A	2.888	6.145	6.453	6.303	6.317	6.723
Net realized and unrealized gain (loss)	(3.317)	2.919	3.688	(8.196)	.503	(.282)
Total from investment operations	(.429)	9.064	10.141	(1.893)	6.820	6.441
Distributions from net investment income	(2.877)	(6.169)	(6.051)	(6.167)	(6.220)	(6.471)
Distributions from net realized gain	(3.174)	(.215)	–	–	–	–
Total distributions	(6.051)	(6.384)	(6.051)	(6.167)	(6.220)	(6.471)
Net asset value, end of period	$94.23	$100.71	$98.03	$93.94	$102.00	$101.40
Total ReturnB,C	(.46)%	9.54%	11.32%	(2.06)%	6.77%	6.46%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	5.93%G	6.18%	6.92%	6.31%	6.07%	6.54%
Supplemental Data
Net assets, end of period (000 omitted)	$391,957	$502,463	$794,989	$1,012,111	$457,907	$406,018
Portfolio turnover rateH	66%G	58%	59%	57%	74%	87%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,685,659
Gross unrealized depreciation	(12,667,698)
Net unrealized appreciation (depreciation)	$(4,982,039)
Tax cost	$395,960,475

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,082,043 and $241,038,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $422 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,621.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0029%	$1,000.00	$995.40	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Floating Rate Central Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2018

(by issuer, excluding cash equivalents)	% of fund's net assets
Intelsat Jackson Holdings SA	2.1
Albertson's LLC	1.9
Caesars Resort Collection LLC	1.9
Bass Pro Shops LLC.	1.5
Charter Communication Operating LLC	1.5
8.9

Top Five Market Sectors as of March 31, 2018

% of fund's net assets
Technology	13.3
Services	7.3
Telecommunications	7.3
Gaming	7.0
Healthcare	5.8

Quality Diversification (% of fund's net assets)

As of March 31, 2018
BBB	1.9%
BB	33.1%
B	48.4%
CCC,CC,C	3.3%
Not Rated	6.2%
Equities	0.7%
Short-Term Investments and Net Other Assets	6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2018*
Bank Loan Obligations	90.5%
Nonconvertible Bonds	2.4%
Common Stocks	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments – 11.0%

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 90.5%(a)
	Principal Amount	Value
Aerospace - 1.2%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.63% 7/7/22(b)(c)	$3,377,527	$3,404,446
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.773% 6/9/23 (b)(c)	14,391,388	14,427,366
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7065% 8/22/24 (b)(c)	6,223,138	6,240,438
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 10/4/21 (c)(d)	500,000	493,750
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (b)(c)	3,145,000	3,121,413

TOTAL AEROSPACE		27,687,413

Air Transportation - 0.3%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (b)(c)	1,000,000	1,003,130
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9613% 10/5/24 (b)(c)	3,491,250	3,502,597
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9198% 2/23/25 (b)(c)	2,245,000	2,252,027

TOTAL AIR TRANSPORTATION		6,757,754

Automotive & Auto Parts - 1.2%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	1,623,950	1,633,093
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.898% 2/1/25 (b)(c)	450,000	455,625
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.86% 12/31/18 (b)(c)	836,478	839,096
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7017% 11/8/23(b)(c)	1,087,254	1,089,298
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 6/30/23 (b)(c)	5,884,879	5,882,113
Navistar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.21% 11/6/24 (b)(c)	5,000,000	5,022,900
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (b)(c)	6,477,174	6,088,543
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (b)(c)	2,641,000	2,139,210
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9039% 3/31/24 (b)(c)	641,865	644,940
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 4/18/23 (b)(c)	2,382,796	2,448,323

TOTAL AUTOMOTIVE & AUTO PARTS		26,243,141

Banks & Thrifts - 0.1%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1038% 3/24/25 (b)(c)	3,000,000	3,002,490
Broadcasting - 1.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6225% 11/18/24 (b)(c)	6,483,750	6,509,426
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 0% 1/30/19(c)(e)	10,685,000	8,428,969
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 12/18/20 (b)(c)	3,344,713	3,348,894
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8707% 8/23/24 (b)(c)	2,333,275	2,335,212
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(d)	4,000,000	4,015,000

TOTAL BROADCASTING		24,637,501

Building Materials - 1.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9362% 1/2/25 (b)(c)	3,500,000	3,515,015
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (b)(c)	1,427,097	1,423,529
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (b)(c)	600,000	603,000
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 4/1/23 (b)(c)	3,995,429	4,012,090
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (b)(c)	1,481,306	1,489,824
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (b)(c)	3,561,075	3,574,429
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(c)	4,135,000	4,155,675
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 5/21/22 (b)(c)	4,957,958	5,007,537

TOTAL BUILDING MATERIALS		23,781,099

Cable/Satellite TV - 2.7%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/28/25 (b)(c)	1,980,038	1,975,582
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.56% 5/1/24 (b)(c)	1,260,475	1,263,626
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 4/30/25 (b)(c)	32,917,500	33,027,115
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/25/26 (b)(c)	5,865,000	5,863,182
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.74% 1/15/25 (b)(c)	1,079,575	1,081,259
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2766% 1/15/26 (b)(c)	5,500,000	5,526,950
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1038% 8/19/23 (b)(c)	11,952,469	11,676,128
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 1/19/24 (b)(c)	965,000	969,275

TOTAL CABLE/SATELLITE TV		61,383,117

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/13/25 (b)(c)	3,100,000	3,103,875
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 5/18/24 (b)(c)	1,744,314	1,744,785
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (b)(c)	1,134,300	1,139,325
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6269% 3/13/22 (b)(c)	4,427,965	4,450,105

TOTAL CAPITAL GOODS		10,438,090

Chemicals - 2.9%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7847% 5/17/24 (b)(c)	1,985,000	1,997,406
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 11/18/23 (b)(c)	2,093,500	2,106,584
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9944% 3/29/24 (b)(c)	1,526,987	1,529,857
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/13/25 (b)(c)	2,005,000	2,018,794
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 2/13/26 (c)(d)	1,500,000	1,519,995
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (b)(c)	2,977,500	2,987,415
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 3/8/25 (b)(c)	3,500,000	3,519,250
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	3,078,767	3,096,470
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 6/7/20 (b)(c)	1,294,874	1,298,604
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 6/30/22 (b)(c)	2,801,196	2,801,196
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 3/13/25 (b)(c)	6,750,000	6,780,915
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/11/24 (b)(c)	6,418,913	6,442,983
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2907% 2/8/25 (b)(c)	2,768,063	2,778,000
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.25% 5/12/22 (b)(c)	2,537,349	2,534,178
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4142% 10/30/24 (b)(c)	2,700,000	2,713,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 9/6/24 (b)(c)	1,990,000	1,996,846
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	2,867,928	2,892,421
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	6,618,297	6,674,817
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (b)(c)	1,955,000	1,957,698
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 7/1/24 (b)(c)	3,034,686	3,053,652
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 8/8/24 (b)(c)	1,368,125	1,374,966
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (c)(d)	1,131,053	1,134,355
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2/23/25 (c)(d)	1,938,947	1,944,609

TOTAL CHEMICALS		65,154,511

Consumer Products - 1.1%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (b)(c)	3,666,183	3,617,606
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.3769% 2/15/23 (b)(c)	8,780,876	8,863,241
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.500% 3.648% 1/26/24 (b)(c)	1,835,404	1,838,689
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4464% 11/29/24 (b)(c)	10,862,500	10,981,336

TOTAL CONSUMER PRODUCTS		25,300,872

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.125% 2/1/24 (b)(c)	1,560,504	1,503,936
Containers - 1.8%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.42% 10/1/22 (b)(c)	1,871,000	1,883,629
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0303% 10/1/21 (b)(c)	6,186,277	6,210,342
Berry Global, Inc.:
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.7396% 1/6/21 (b)(c)	7,384,667	7,412,359
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.8231% 10/1/22 (b)(c)	3,833,019	3,849,808
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (b)(c)	1,488,750	1,495,390
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/16/24 (b)(c)	1,344,838	1,346,855
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/22/24 (b)(c)	2,497,466	2,512,450
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/29/25 (c)(d)	3,160,000	3,187,144
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/3/22 (b)(c)	369,812	371,314
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.63% 10/14/24 (b)(c)	999,975	1,004,475
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9375% 7/26/23 (b)(c)	1,265,725	1,268,889
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/5/23 (b)(c)	9,237,170	9,280,030
Signode Packaging Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.4234% 5/1/21 (b)(c)	1,615,991	1,613,971

TOTAL CONTAINERS		41,436,656

Diversified Financial Services - 3.4%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (b)(c)	3,960,000	3,975,959
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(c)	4,015,000	4,031,743
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.88% 4/27/24 (b)(c)	2,977,500	2,985,480
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0003% 2/13/25 (b)(c)	2,240,000	2,242,800
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.4434% 10/6/23 (b)(c)	3,682,000	3,696,581
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (b)(c)	925,000	926,156
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 7/14/22 (b)(c)	2,995,278	3,028,975
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8% 2/9/23 (b)(c)	6,408,814	6,408,814
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (b)(c)	3,000,000	3,010,620
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (b)(c)	2,036,097	2,041,187
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3/22/25 (c)(d)	2,130,000	2,132,663
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (b)(c)	5,120,000	5,115,750
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0714% 9/9/22 (b)(c)	2,495,000	2,485,644
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (b)(c)	2,323,214	2,324,376
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.13% 7/3/24 (b)(c)	2,992,500	3,022,425
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (b)(c)	1,910,400	1,919,952
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7864% 12/5/20 (b)(c)	1,324,476	1,331,098
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (b)(c)	5,429,623	5,521,275
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(f)	241,667	242,573
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (b)(c)	1,779,392	1,786,064
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (b)(c)(g)	2,962,500	2,940,281
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (b)(c)	3,990,000	4,044,863
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 4/9/23 (b)(c)	6,831,991	6,847,636
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 8/18/23 (b)(c)	3,258,750	3,273,512

TOTAL DIVERSIFIED FINANCIAL SERVICES		75,336,427

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.5625% 3/16/25 (b)(c)	3,245,000	3,249,056
Energy - 4.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.3769% 5/18/23 (b)(c)	4,347,287	4,379,892
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0389% 6/22/24 (b)(c)	3,970,000	3,989,850
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.2288% 12/31/21 (b)(c)	8,640,000	9,749,722
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5721% 12/31/22 (b)(c)	11,030,000	11,178,243
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4436% 8/23/21 (b)(c)	18,450,000	19,573,421
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4161% 5/16/21 (b)(c)	4,118,000	4,076,820
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21(b)(c)	8,627,855	8,635,016
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/13/25 (c)(d)	1,910,000	1,913,591
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	1,046,586	860,817
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	103,727	86,093
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8538% 2/2/24 (b)(c)	4,000,000	3,990,000
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.6269% 3/28/22 (b)(c)	1,980,000	1,944,934
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 4/16/21 (b)(c)	9,787,395	9,811,864
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.7864% 3/1/24 (b)(c)	5,500,000	5,503,465
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (b)(c)	7,385,455	6,785,386
Lucid Energy Group Ii LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7864% 1/31/25 (b)(c)	4,000,000	3,972,520
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 10/30/24 (b)(c)	5,625,900	5,611,835
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 8.302% 2/21/21 (b)(c)	1,222,197	1,021,549
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 12/9/21 (b)(c)	4,455,848	4,032,543
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 6/26/22 (b)(c)	2,943,055	2,960,537
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/8/22 (b)(c)	1,057,350	1,062,309

TOTAL ENERGY		111,140,407

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/23 (b)(c)	4,430,199	4,439,414
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0266% 12/15/22 (b)(c)	1,466,250	1,469,007
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 7/8/22 (b)(c)	4,644,207	4,642,256
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (b)(c)	760,000	750,500
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1369% 1/23/25 (b)(c)	2,850,000	2,871,375
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 1/23/26 (b)(c)	110,000	112,200

TOTAL ENTERTAINMENT/FILM		14,284,752

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1157% 8/1/24 (b)(c)	798,000	801,990
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.846% 12/18/20 (b)(c)	3,346,116	3,363,215
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 9/28/24 (b)(c)	1,670,813	1,678,565
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (b)(c)	2,588,513	2,604,691

TOTAL ENVIRONMENTAL		8,448,461

Food & Drug Retail - 4.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (b)(c)	2,912,903	2,931,108
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/25/21 (b)(c)	30,701,453	30,307,247
3 month U.S. LIBOR + 3.000% 4.9563% 6/22/23 (b)(c)	10,304,266	10,162,582
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (b)(c)	2,691,654	2,662,127
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (b)(c)	6,143,273	6,163,731
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (b)(c)	11,328,594	11,288,490
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6269% 11/25/20 (b)(c)	312,590	311,027
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.2519% 11/25/22 (b)(c)	19,033,371	18,954,002
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8082% 6/16/23 (b)(c)	2,216,362	2,220,529
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (b)(c)	4,391,590	4,409,728
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (b)(c)	5,721,971	5,632,594

TOTAL FOOD & DRUG RETAIL		95,043,165

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 3/20/24 (b)(c)	999,919	1,007,728
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9518% 12/16/23 (b)(c)	2,468,750	2,476,477
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/7/23 (b)(c)	9,164,876	9,203,093
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 6/28/20 (b)(c)	1,778,379	1,604,987
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 2/6/25 (c)(d)	1,445,000	1,441,026
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 5/24/24 (b)(c)	10,202,975	10,218,279
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (b)(c)	4,827,000	4,452,908
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.2395% 6/30/21 (b)(c)	3,028,128	3,019,286
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 6/27/23 (b)(c)	3,930,000	3,953,226

TOTAL FOOD/BEVERAGE/TOBACCO		37,377,010

Gaming - 6.8%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/23 (b)(c)	1,912,903	1,923,271
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1269% 2/15/24 (b)(c)	2,276,063	2,301,669
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (b)(c)	4,591,521	4,612,550
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/19/24 (b)(c)	2,992,500	3,003,722
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2363% 9/15/23 (b)(c)	2,757,207	2,769,753
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 12/22/24 (b)(c)	41,396,250	41,659,515
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 8/8/21 (b)(c)	2,858,863	2,874,044
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.65% 12/27/24 (b)(c)	1,341,638	1,344,992
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 4/18/24 (b)(c)	3,371,508	3,384,590
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (b)(c)	1,776,597	1,772,156
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1282% 4/17/24 (b)(c)	3,375,018	3,383,456
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 3/15/24 (c)(d)	4,585,000	4,589,768
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7503% 3/13/25 (b)(c)	4,445,000	4,474,159
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.88% 10/20/24 (b)(c)	11,970,000	12,022,429
3 month U.S. LIBOR + 7.000% 8.86% 10/20/25 (b)(c)	1,000,000	1,005,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9788% 10/4/23 (b)(c)	18,792,336	18,954,513
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8769% 4/25/24 (b)(c)	1,374,613	1,375,300
Las Vegas Sands LLC term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/27/25(b)(c)	994,975	996,557
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 4/25/21 (b)(c)	2,182,031	2,190,214
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 10/14/23 (b)(c)	2,405,546	2,398,041
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 1/19/24 (b)(c)	756,800	760,448
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7219% 8/14/24 (b)(c)	15,028,688	15,076,479
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 7/6/24 (b)(c)	2,487,500	2,495,062
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 6/8/23 (b)(c)	9,270,406	9,294,509
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 11/27/20 (b)(c)	661,979	665,289
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.63% 12/31/21 (b)(c)	6,140,000	6,128,518
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 5/31/24 (b)(c)	1,953,600	1,964,599

TOTAL GAMING		153,420,603

Healthcare - 5.4%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.1269% 8/30/24 (b)(c)	4,186,481	4,196,947
3 month U.S. LIBOR + 7.000% 8.8769% 8/30/25 (b)(c)	630,000	633,150
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/22/24 (b)(c)	2,888,175	2,885,460
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 12/31/19 (b)(c)	8,947,586	8,716,470
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.9842% 1/27/21 (b)(c)	7,629,579	7,323,327
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.53% 6/1/22 (b)(c)	1,635,000	1,645,905
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.54% 2/6/26 (b)(c)	1,000,000	996,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.79% 2/6/25 (b)(c)	1,675,000	1,663,493
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.88% 12/1/23 (b)(c)	2,905,080	2,913,795
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1539% 5/19/24 (b)(c)	4,488,693	4,509,252
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (b)(c)	1,364,688	1,368,099
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/13/25 (b)(c)	11,000,000	11,080,740
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 3/18/23 (b)(c)	5,335,616	5,356,478
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.3725% 8/18/22 (b)(c)	1,388,475	1,398,889
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (b)(c)	1,837,639	1,842,233
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (b)(c)	2,533,141	2,543,274
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 7/31/22 (b)(c)	627,353	609,317
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (b)(c)	15,408,830	15,528,248
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 8/11/24 (b)(c)	5,925,225	5,925,225
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.3769% 10/21/24 (b)(c)	673,321	680,896
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 10/21/23 (b)(c)	4,136,555	4,157,238
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1875% 2/22/24 (b)(c)	3,245,000	3,245,000
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 6/23/24 (b)(c)	2,640,842	2,652,937
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (b)(c)	4,000,000	4,005,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (b)(c)	9,638,654	9,670,750
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.24% 4/1/22 (b)(c)	9,558,350	9,655,750
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.398% 2/11/23 (b)(c)	1,335,662	1,346,521
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6642% 12/1/24 (b)(c)	4,738,125	4,714,434

TOTAL HEALTHCARE		121,265,078

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1829% 11/4/21 (b)(c)	5,438,335	5,408,098
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 1/30/24 (b)(c)	4,731,737	4,753,645
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 1/30/24 (b)(c)	300,452	301,843
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/23/25 (b)(c)	4,773,814	4,783,504
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3/29/25 (c)(d)	5,000,000	5,000,000
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9613% 2/8/25 (b)(c)	6,969,627	7,003,360
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8538% 12/22/24 (b)(c)	15,000,682	15,041,334

TOTAL HOMEBUILDERS/REAL ESTATE		42,291,784

Hotels - 1.5%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (b)(c)	2,817,109	2,831,195
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/30/23 (b)(c)	7,631,704	7,669,863
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.8715% 10/25/23 (b)(c)	4,082,243	4,101,878
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (b)(c)	3,070,550	3,073,437
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5% 4/27/24 (b)(c)	10,438,721	10,488,305
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (c)(d)	6,015,000	6,030,038

TOTAL HOTELS		34,194,716

Insurance - 2.6%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	6,144,623	6,213,750
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 8/14/22 (b)(c)	7,872,355	7,916,125
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6269% 1/25/25 (b)(c)	320,000	322,134
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5872% 1/25/24 (b)(c)	1,975,000	1,984,875
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 11/3/23 (b)(c)	4,759,775	4,790,285
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.6269% 8/4/22 (b)(c)	7,598,872	7,641,653
3 month U.S. LIBOR + 6.000% 7.8769% 8/4/25 (b)(c)	6,285,000	6,446,839
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8388% 10/2/20 (b)(c)	8,294,835	8,335,148
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (b)(c)	12,558,427	12,579,400
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1269% 6/30/23 (b)(c)	1,970,000	1,986,016

TOTAL INSURANCE		58,216,225

Leisure - 2.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 5/30/21 (b)(c)	4,502,477	4,536,246
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/28/25 (b)(c)	11,000,000	10,981,300
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 2/1/24 (b)(c)	15,389,747	15,351,273
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 9/8/24 (b)(c)	1,000,000	1,022,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 3/8/24 (b)(c)	2,970,075	2,987,391
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 7/1/20 (b)(c)	1,305,167	1,314,956
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/31/24 (b)(c)	6,972,525	7,001,600
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7342% 6/10/22 (b)(c)	6,397,353	6,402,662
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (b)(c)	1,330,000	1,331,104
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 12/15/24 (b)(c)	7,980,000	8,041,845

TOTAL LEISURE		58,970,877

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5907% 3/21/25 (b)(c)	3,410,000	3,427,050
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (b)(c)	7,330,606	6,194,362

TOTAL METALS/MINING		9,621,412

Paper - 0.4%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (b)(c)	4,336,200	4,350,900
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (b)(c)	5,267,700	5,289,930

TOTAL PAPER		9,640,830

Publishing/Printing - 2.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0364% 6/7/23 (b)(c)	7,653,777	6,951,007
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (b)(c)	5,334,991	5,099,025
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (b)(c)	6,242,698	6,291,266
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/29/21 (b)(c)	8,819,655	8,036,910
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.107% 3/6/25 (b)(c)	3,385,000	3,410,388
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.8769% 5/4/22 (b)(c)	15,347,820	15,144,461
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (b)(c)	2,605,874	2,625,418
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 10/31/24 (b)(c)	1,506,225	1,511,873
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 10/24/21 (b)(c)	3,341,149	3,383,949
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/24/22 (b)(c)	13,009,427	13,045,984

TOTAL PUBLISHING/PRINTING		65,500,281

Restaurants - 1.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2937% 2/17/24 (b)(c)	10,497,647	10,499,852
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 2/14/21 (b)(c)	6,488,988	6,096,923
IRB Holdings Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9362% 2/5/25 (b)(c)	4,000,000	4,041,240
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.5364% 3/16/26 (b)(c)	260,000	262,925
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0364% 3/16/25 (b)(c)	1,900,000	1,908,550
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.1269% 7/28/21 (b)(c)	1,982,462	1,986,189
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 4.9142% 2/1/25 (b)(c)	3,285,000	3,300,407

TOTAL RESTAURANTS		28,096,086

Services - 7.2%
Access CIG LLC Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/27/25 (c)(f)	517,986	523,326
3 month U.S. LIBOR + 3.750% 5.625% 2/27/25 (b)(c)	2,482,014	2,507,604
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 9/26/21 (b)(c)	1,792,170	1,497,663
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2342% 6/13/25 (b)(c)	5,225,000	5,170,294
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4842% 6/13/24 (b)(c)	13,447,462	13,429,039
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 10/19/23 (b)(c)	4,902,576	4,923,412
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.8769% 3/11/25 (b)(c)	7,980,000	8,029,875
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 11/21/24 (b)(c)	2,992,500	3,023,053
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.0012% 6/21/24 (b)(c)	8,453,687	8,522,923
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8816% 11/7/23 (b)(c)	1,737,232	1,745,918
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0834% 11/14/22 (b)(c)	7,273,321	7,312,742
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (b)(c)	2,090,000	2,090,878
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3/27/25 (c)(d)	2,400,000	2,406,000
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.13% 2/26/25 (b)(c)	1,310,000	1,315,463
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.13% 2/26/26 (b)(c)	115,000	115,670
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 11/21/24 (b)(c)	6,982,500	6,912,675
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (b)(c)	1,414,017	1,419,913
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (b)(c)	8,852,917	8,888,860
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(c)	1,000,000	1,012,500
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 4/26/24 (b)(c)	29,592,675	29,720,219
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/27/25 (b)(c)	12,060,000	12,024,785
On Assignment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/2/25 (c)(d)	1,825,000	1,830,712
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 5/2/22 (b)(c)	12,275,962	12,362,508
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/29/25 (b)(c)	1,360,000	1,367,657
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.8125% 5/4/22 (b)(c)	2,354,601	2,375,204
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.13% 3/23/24 (b)(c)	1,821,600	1,825,699
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 11/8/23 (b)(c)	2,960,025	2,968,491
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.1269% 10/3/23 (b)(c)	4,634,777	4,661,242
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.15% 9/26/24 (b)(c)	1,527,489	1,535,508
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 5/14/22 (b)(c)	8,195,432	8,236,409
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 5/14/23 (b)(c)(g)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 12/7/23 (b)(c)	2,578,600	2,590,410

TOTAL SERVICES		162,985,202

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (b)(c)	1,775,550	1,785,759
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (b)(c)	3,256,770	3,271,426

TOTAL STEEL		5,057,185

Super Retail - 4.6%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7766% 7/2/22 (b)(c)	5,948,435	4,729,006
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8769% 9/25/24 (b)(c)	33,501,500	33,166,485
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.1905% 2/3/25 (b)(c)	2,500,000	2,503,900
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1905% 2/3/24 (b)(c)	15,657,793	15,636,499
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.38% 11/17/24 (b)(c)	9,199,386	9,208,585
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (b)(c)	3,020,144	2,569,629
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0208% 12/1/22 (b)(c)	1,500,000	1,514,070
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 8/19/23 (b)(c)	5,251,838	5,256,617
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (b)(c)	7,262,274	7,100,035
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.4874% 8/19/22 (b)(c)	6,782,317	6,803,546
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (b)(c)	5,067,545	3,702,146
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.68% 3/11/22 (b)(c)	5,535,700	4,430,442
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.648% 11/8/24 (b)(c)	5,970,000	6,016,029
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(e)	3,200,170	8,544

TOTAL SUPER RETAIL		102,645,533

Technology - 13.0%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 8/16/23 (b)(c)	2,255,905	2,268,313
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (b)(c)	795,000	798,315
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (b)(c)	2,227,500	2,230,284
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.398% 2/28/25 (b)(c)	2,420,000	2,439,675
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 8/16/22 (b)(c)	1,905,442	1,905,442
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 9/15/20 (b)(c)	6,028,039	6,037,081
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.8613% 3/20/24 (b)(c)	3,734,831	3,732,516
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.15% 12/15/21 (b)(c)	7,286,726	7,368,702
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6269% 11/29/24 (b)(c)	3,500,000	3,517,500
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.88% 9/7/23 (b)(c)	8,993,405	9,000,870
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (c)(f)	152,903	152,521
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(c)	7,385,000	7,463,503
3 month U.S. LIBOR + 8.000% 9.7723% 10/31/25 (b)(c)	1,455,345	1,466,711
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9563% 2/9/23 (b)(c)	5,464,686	5,498,841
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9842% 1/31/24 (b)(c)	1,598,158	1,602,153
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.13% 6/1/22 (b)(c)	9,719,487	9,757,490
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9613% 3/8/26 (b)(c)	545,000	547,725
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9613% 3/8/25 (b)(c)	1,230,000	1,227,700
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (b)(c)	1,581,038	1,594,208
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (b)(c)	1,000,000	1,014,380
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 4.1215% 7/10/22 (b)(c)	17,715,713	17,739,629
3 month U.S. LIBOR + 2.250% 4.1215% 4/26/24 (b)(c)	3,558,560	3,562,581
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.6269% 4/22/23 (b)(c)	1,533,815	1,539,567
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 2/15/24 (b)(c)	11,915,961	11,945,751
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.8769% 7/7/25 (b)(c)	500,000	502,915
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 7/1/22 (b)(c)	2,476,278	2,495,742
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 12/21/24 (b)(c)	3,740,625	3,743,730
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.6269% 2/1/22 (b)(c)	2,959,551	2,964,079
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 10.0234% 11/1/24 (b)(c)	7,835,000	8,115,728
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8796% 11/1/23 (b)(c)	6,930,131	6,971,088
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.13% 1/20/24 (b)(c)	7,295,815	7,160,185
3 month U.S. LIBOR + 9.000% 10.88% 1/20/25 (b)(c)	1,000,000	954,000
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 10/16/22 (b)(c)	2,742,584	2,740,884
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.148% 11/20/21 (b)(c)	2,730,000	2,695,875
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (b)(c)	12,853,936	12,701,360
3 month U.S. LIBOR + 2.750% 4.398% 6/21/24 (b)(c)	2,096,064	2,071,183
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.0435% 2/7/25 (b)(c)	3,665,000	3,653,565
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 9/29/24 (b)(c)	12,609,343	12,730,141
3 month U.S. LIBOR + 8.500% 10.3769% 9/29/25 (b)(c)	4,000,000	4,042,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5266% 9/15/24 (b)(c)	3,980,000	3,979,284
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7422% 1/15/23 (b)(c)	1,386,841	1,387,798
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (c)(f)	185,448	185,401
3 month U.S. LIBOR + 3.250% 5.1269% 12/1/24 (b)(c)	2,299,552	2,298,977
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (b)(c)	1,000,000	1,003,750
Omnitracs Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0211% 3/19/25 (b)(c)	3,000,000	3,003,750
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7867% 11/3/23 (b)(c)	10,357,072	10,313,365
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (b)(c)	5,005,773	5,020,390
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (b)(c)	2,627,000	2,631,387
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.6269% 3/3/23 (b)(c)	6,086,492	6,096,840
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (b)(c)	6,689,536	6,705,055
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (b)(c)	2,230,061	2,240,854
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/8/22 (b)(c)	25,407	25,530
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (c)(d)	12,530,103	12,586,237
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/25 (c)(d)	4,469,897	4,489,923
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (b)(c)	4,372,043	4,395,871
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7179% 3/9/23 (b)(c)	6,500,000	6,569,485
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 5/1/24 (b)(c)	10,932,462	10,983,736
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.38% 12/4/20 (b)(c)	842,585	844,869
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.8769% 5/12/21 (b)(c)	1,526,458	1,526,458
TTM Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.500% 9/28/24 (c)(d)	5,205,000	5,211,506
3 month U.S. LIBOR + 2.500% 4.3769% 9/28/24 (b)(c)	1,990,000	1,992,488
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 3/21/25 (c)(d)	8,500,000	8,531,875
3 month U.S. LIBOR + 4.000% 5.8769% 7/13/23 (b)(c)	2,244,711	2,250,727
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7766% 8/7/24 (b)(c)	5,000,000	5,024,100
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1269% 7/1/23 (b)(c)	6,215,846	6,252,955

TOTAL TECHNOLOGY		293,506,544

Telecommunications - 6.9%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	5,477,481	5,361,085
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	3,491,250	3,423,624
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.02% 5/25/24 (b)(c)	6,250,711	6,215,582
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.64% 12/22/23 (b)(c)	2,970,000	2,992,275
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.63% 3/31/21 (b)(c)	7,265,576	7,188,415
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.63% 6/15/24 (b)(c)	19,845,088	19,559,914
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1875% 1/9/24 (b)(c)	1,204,750	1,205,051
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7063% 11/27/23 (b)(c)	34,775,000	34,775,000
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4563% 1/2/24 (b)(c)	4,000,000	4,102,840
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,276,109
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1113% 2/22/24 (b)(c)	10,090,000	10,107,355
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0364% 7/17/25 (b)(c)	4,914,175	4,896,778
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 8/8/25 (b)(c)	875,000	880,469
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (b)(c)	325,708	326,727
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.3769% 8/8/24 (b)(c)	3,034,750	3,043,611
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (b)(c)	2,970,000	2,858,625
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.8769% 2/1/24 (b)(c)	11,096,152	11,026,801
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.1269% 1/31/25 (b)(c)	14,250,000	14,285,625
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.3769% 11/1/24 (b)(c)	3,990,000	4,032,414
3 month U.S. LIBOR + 8.250% 9.898% 11/1/25 (b)(c)	3,000,000	3,026,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	7,320,302	7,082,392
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/17/23 (b)(c)	3,075,226	3,084,206

TOTAL TELECOMMUNICATIONS		155,751,148

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8042% 6/15/23 (b)(c)	1,649,875	1,654,000
Transportation Ex Air/Rail - 0.4%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.15% 6/22/22 (b)(c)	4,917,191	4,884,393
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (b)(c)	3,135,002	3,154,596

TOTAL TRANSPORTATION EX AIR/RAIL		8,038,989

Utilities - 2.9%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.6701% 11/30/23 (b)(c)	4,260,468	4,276,445
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.6038% 2/7/24 (b)(c)	6,353,004	6,389,025
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 11/28/24 (b)(c)	3,990,000	4,027,426
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 0% 9/18/21 (c)(e)	4,289,435	2,614,754
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (b)(c)	4,032,735	3,947,039
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (b)(c)	7,810,379	7,883,641
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.24% 6/13/20 (b)(c)	7,024,150	7,053,441
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.8538% 2/15/24 (b)(c)	3,395,703	3,390,610
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (b)(c)	7,314,713	7,200,457
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.39% 3/13/25 (b)(c)	4,000,000	4,035,000
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.3769% 8/4/23 (b)(c)	6,987,993	7,030,690
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.148% 8/4/23 (b)(c)	1,241,482	1,249,068
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 12/9/23 (b)(c)	1,975,000	1,989,813
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0582% 12/14/23 (b)(c)	3,456,250	3,475,501

TOTAL UTILITIES		64,562,910

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,041,026,363)		2,037,625,261

Nonconvertible Bonds - 2.4%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (h)	905,000	882,375
Chemicals - 0.2%
TPC Group, Inc. 8.75% 12/15/20 (h)	3,780,000	3,797,766
Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (b)(c)(h)	5,780,000	5,852,250
Energy - 0.2%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,592,963
7% 6/30/24	1,000,000	1,106,250
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(h)	1,000,000	999,651
6.875% 6/15/25 (h)	1,000,000	1,047,500

TOTAL ENERGY		4,746,364

Gaming - 0.2%
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	2,975,850
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,302,068

TOTAL GAMING		4,277,918

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	2,500,000	2,403,125
7.5% 1/1/22 (h)	900,000	948,375
THC Escrow Corp. III 5.125% 5/1/25 (h)	1,000,000	961,250
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,448,353
9% 12/15/25 (h)	1,275,000	1,267,031

TOTAL HEALTHCARE		8,028,134

Leisure - 0.1%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	1,220,000	1,242,936
7.25% 11/30/21 (h)	2,000,000	2,082,500

TOTAL LEISURE		3,325,436

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,575,000
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (e)(h)	450,000	202,500
Services - 0.1%
APX Group, Inc.:
7.625% 9/1/23	1,000,000	1,035,000
7.875% 12/1/22	1,450,000	1,504,593
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	395,000	412,281

TOTAL SERVICES		2,951,874

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	1,020,000	976,650
PetSmart, Inc. 5.875% 6/1/25 (h)	1,000,000	722,500

TOTAL SUPER RETAIL		1,699,150

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (h)	1,004,000	1,008,473
4.42% 6/15/21 (h)	3,030,000	3,107,513
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,691,650

TOTAL TECHNOLOGY		6,807,636

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,033,100
SFR Group SA:
6% 5/15/22 (h)	450,000	439,866
6.25% 5/15/24 (h)	1,930,000	1,819,025
7.375% 5/1/26 (h)	3,010,000	2,867,025

TOTAL TELECOMMUNICATIONS		8,159,016

TOTAL NONCONVERTIBLE BONDS
(Cost $53,845,568)		53,305,419
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	52,192	5,515,651
Energy - 0.3%
Expro Holdings U.S., Inc. (g)	240,349	4,686,806
Expro Holdings U.S., Inc. (g)(h)	88,205	1,719,998

TOTAL ENERGY		6,406,804

Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	52,896	1,481,617
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,426,843
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	23,635	259,040
TOTAL COMMON STOCKS
(Cost $19,491,834)		15,089,955

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(i)
(Cost $45,406)	45,944	45,944

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 1.72% (j)
(Cost $226,050,053)	226,011,109	226,056,311
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $2,340,459,224)		2,332,122,890
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(80,220,990)
NET ASSETS - 100%		$2,251,901,900

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,098,003 and $1,103,821, respectively.

 (g) Level 3 security

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,211,611 or 2.1% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,695,122
Total	$1,695,122

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,426,843	$1,426,843	$--	$--
Energy	7,888,421	1,481,617	--	6,406,804
Materials	5,515,651	5,515,651	--	--
Telecommunication Services	259,040	259,040	--	--
Bank Loan Obligations	2,037,625,261	--	2,034,046,430	3,578,831
Corporate Bonds	53,305,419	--	53,305,419	--
Other	45,944	--	--	45,944
Money Market Funds	226,056,311	226,056,311	--	--
Total Investments in Securities:	$2,332,122,890	$234,739,462	$2,087,351,849	$10,031,579

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Luxembourg	4.9%
Canada	1.3%
Netherlands	1.1%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,114,409,171)	$2,106,066,579
Fidelity Central Funds (cost $226,050,053)	226,056,311
Total Investment in Securities (cost $2,340,459,224)		$2,332,122,890
Cash		10,278,261
Receivable for investments sold		17,039,533
Receivable for fund shares sold		20,160
Dividends receivable		18,311
Interest receivable		9,897,400
Distributions receivable from Fidelity Central Funds		339,041
Total assets		2,369,715,596
Liabilities
Payable for investments purchased	$116,984,721
Payable for fund shares redeemed	257,742
Distributions payable	558,797
Other payables and accrued expenses	12,436
Total liabilities		117,813,696
Net Assets		$2,251,901,900
Net Assets consist of:
Paid in capital		$2,257,690,847
Undistributed net investment income		1,235,412
Accumulated undistributed net realized gain (loss) on investments		1,311,975
Net unrealized appreciation (depreciation) on investments		(8,336,334)
Net Assets, for 21,813,410 shares outstanding		$2,251,901,900
Net Asset Value, offering price and redemption price per share ($2,251,901,900 ÷ 21,813,410 shares)		$103.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$480,678
Interest		45,093,241
Income from Fidelity Central Funds		1,695,122
Total income		47,269,041
Expenses
Custodian fees and expenses	$17,665
Independent directors' fees and expenses	3,388
Legal	16,805
Miscellaneous	22
Total expenses before reductions	37,880
Expense reductions	(16,360)	21,520
Net investment income (loss)		47,247,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,681,357
Total net realized gain (loss)		1,681,357
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,750,453
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		3,750,454
Net gain (loss)		5,431,811
Net increase (decrease) in net assets resulting from operations		$52,679,332

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,247,521	$82,079,389
Net realized gain (loss)	1,681,357	4,385,070
Change in net unrealized appreciation (depreciation)	3,750,454	4,876,219
Net increase (decrease) in net assets resulting from operations	52,679,332	91,340,678
Distributions to shareholders from net investment income	(46,670,952)	(81,420,546)
Distributions to shareholders from net realized gain	(5,780,280)	(808,840)
Total distributions	(52,451,232)	(82,229,386)
Affiliated share transactions
Proceeds from sales of shares	635,276,235	243,935,396
Reinvestment of distributions	49,333,144	23,568,043
Cost of shares redeemed	(67,441,610)	(256,527,613)
Net increase (decrease) in net assets resulting from share transactions	617,167,769	10,975,826
Total increase (decrease) in net assets	617,395,869	20,087,118
Net Assets
Beginning of period	1,634,506,031	1,614,418,913
End of period	$2,251,901,900	$1,634,506,031
Other Information
Undistributed net investment income end of period	$1,235,412	$658,843
Shares
Sold	6,145,347	2,363,592
Issued in reinvestment of distributions	477,739	228,146
Redeemed	(653,007)	(2,479,226)
Net increase (decrease)	5,970,079	112,512

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$103.17	$102.63	$102.02	$107.17	$106.39	$104.53
Income from Investment Operations
Net investment income (loss)A	2.491	5.268	5.424	5.449	5.658	6.526
Net realized and unrealized gain (loss)	.361	.545	.357	(5.445)	.412	.838
Total from investment operations	2.852	5.813	5.781	.004	6.070	7.364
Distributions from net investment income	(2.467)	(5.223)	(5.171)	(5.154)	(5.290)	(5.504)
Distributions from net realized gain	(.325)	(.050)	–	–	–	–
Total distributions	(2.792)	(5.273)	(5.171)	(5.154)	(5.290)	(5.504)
Net asset value, end of period	$103.23	$103.17	$102.63	$102.02	$107.17	$106.39
Total ReturnB,C	2.80%	5.77%	5.95%	(.03)%	5.78%	7.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	.06%	- %G	- %G	- %G	- %G
Expenses net of fee waivers, if any	- %F,G	.06%	- %G	- %G	- %G	- %G
Expenses net of all reductions	- %F,G	.06%	- %G	- %G	- %G	- %G
Net investment income (loss)	4.85%F	5.09%	5.45%	5.15%	5.25%	6.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,251,902	$1,634,506	$1,614,419	$1,597,788	$1,653,285	$1,342,624
Portfolio turnover rateH	55%F	78%	48%	37%I	66%	90%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,229,888
Gross unrealized depreciation	(29,615,385)
Net unrealized appreciation (depreciation)	$(8,385,497)
Tax cost	$2,340,508,387

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $1,087,653,946 and $498,533,986, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3,420.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16,360.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund is also incurring legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0039%	$1,000.00	$1,028.00	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FR1-SANN-0518
1.814673.113

Fidelity® Equity Sector Central Funds Semi-Annual Report March 31, 2018

Contents

Fidelity® Consumer Discretionary Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Energy Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Financials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Health Care Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Industrials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Information Technology Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Materials Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Telecom Services Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Utilities Central Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Amazon.com, Inc.	17.4
Home Depot, Inc.	7.4
McDonald's Corp.	3.9
The Walt Disney Co.	3.8
Comcast Corp. Class A	3.5
Netflix, Inc.	3.4
Charter Communications, Inc. Class A	3.2
Dollar Tree, Inc.	2.9
The Booking Holdings, Inc.	2.9
Lowe's Companies, Inc.	2.8
51.2

Top Industries (% of fund's net assets)

As of March 31, 2018
Hotels, Restaurants & Leisure	24.5%
Internet & Direct Marketing Retail	24.2%
Specialty Retail	17.8%
Media	12.1%
Textiles, Apparel & Luxury Goods	5.3%
All Others*	16.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	20,200	$2,056,562
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	42,800	3,636,716
Tenneco, Inc.	2,183	119,781
		3,756,497
Automobiles - 2.3%
Automobile Manufacturers - 2.3%
Ferrari NV	28,395	3,422,165
General Motors Co.	245,600	8,925,104
Tesla, Inc. (a)	97,216	25,872,094
Thor Industries, Inc.	48,600	5,597,262
		43,816,625
Beverages - 0.8%
Distillers & Vintners - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	57,635	13,136,169
Soft Drinks - 0.1%
Monster Beverage Corp. (a)	51,733	2,959,645

TOTAL BEVERAGES		16,095,814

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	72,600	2,935,944
Chemicals - 0.0%
Specialty Chemicals - 0.0%
Sherwin-Williams Co.	1,500	588,180
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	72,400	3,687,332
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	255,400	9,692,430
Pool Corp.	23,400	3,421,548
		13,113,978
Diversified Consumer Services - 0.8%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	51,900	2,467,845
Grand Canyon Education, Inc. (a)	79,130	8,302,320
New Oriental Education & Technology Group, Inc. sponsored ADR	20,900	1,831,885
		12,602,050
Specialized Consumer Services - 0.2%
Service Corp. International	23,900	901,986
ServiceMaster Global Holdings, Inc. (a)	51,911	2,639,674
		3,541,660

TOTAL DIVERSIFIED CONSUMER SERVICES		16,143,710

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc.	172,500	1,367,925
Food & Staples Retailing - 1.0%
Food Distributors - 0.7%
Performance Food Group Co. (a)	459,575	13,718,314
Hypermarkets & Super Centers - 0.3%
Costco Wholesale Corp.	14,949	2,816,840
Walmart, Inc.	42,300	3,763,431
		6,580,271

TOTAL FOOD & STAPLES RETAILING		20,298,585

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	19,710	636,830
Hotels, Restaurants & Leisure - 24.5%
Casinos & Gaming - 4.1%
Boyd Gaming Corp.	99,200	3,160,512
Caesars Entertainment Corp. (a)	400,200	4,502,250
Churchill Downs, Inc.	11,800	2,879,790
Eldorado Resorts, Inc. (a)	284,083	9,374,739
Las Vegas Sands Corp.	404,815	29,106,199
Melco Crown Entertainment Ltd. sponsored ADR	84,700	2,454,606
MGM Mirage, Inc.	486,200	17,026,724
Penn National Gaming, Inc. (a)	166,559	4,373,839
PlayAGS, Inc. (a)	63,400	1,474,684
Wynn Resorts Ltd.	24,015	4,379,375
		78,732,718
Hotels, Resorts & Cruise Lines - 8.7%
Accor SA	28,600	1,543,120
Bluegreen Vacations Corp.	233,180	4,936,421
Carnival Corp.	250,800	16,447,464
Hilton Grand Vacations, Inc. (a)	267,100	11,490,642
Hilton Worldwide Holdings, Inc.	408,926	32,207,012
Hyatt Hotels Corp. Class A	61,900	4,720,494
ILG, Inc.	53,400	1,661,274
Marriott International, Inc. Class A	228,508	31,072,518
Marriott Vacations Worldwide Corp.	72,500	9,657,000
Royal Caribbean Cruises Ltd.	264,528	31,145,527
Wyndham Worldwide Corp.	204,258	23,373,243
		168,254,715
Leisure Facilities - 1.0%
Cedar Fair LP (depositary unit)	30,573	1,953,003
Drive Shack, Inc. (a)	43,917	209,923
Planet Fitness, Inc. (a)	31,300	1,182,201
Vail Resorts, Inc.	76,978	17,066,023
		20,411,150
Restaurants - 10.7%
ARAMARK Holdings Corp.	177,663	7,028,348
Chipotle Mexican Grill, Inc. (a)	3,200	1,033,952
Compass Group PLC	62,400	1,274,250
Darden Restaurants, Inc.	95,473	8,139,073
Del Frisco's Restaurant Group, Inc. (a)	116,900	1,782,725
Del Taco Restaurants, Inc. (a)	57,614	596,881
DineEquity, Inc.	18,157	1,190,736
Domino's Pizza, Inc.	45,920	10,725,075
Dunkin' Brands Group, Inc.	159,255	9,505,931
Jack in the Box, Inc.	37,511	3,200,814
McDonald's Corp.	482,530	75,458,041
Papa John's International, Inc.	30,300	1,736,190
Restaurant Brands International, Inc.	161,000	9,162,510
Ruth's Hospitality Group, Inc.	102,023	2,494,462
Shake Shack, Inc. Class A (a)	50,800	2,114,804
Starbucks Corp.	814,941	47,176,934
Texas Roadhouse, Inc. Class A	77,500	4,477,950
U.S. Foods Holding Corp. (a)	348,400	11,417,068
Wingstop, Inc.	101,977	4,816,374
Yum! Brands, Inc.	52,027	4,429,059
		207,761,177

TOTAL HOTELS, RESTAURANTS & LEISURE		475,159,760

Household Durables - 2.6%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	20,000	4,644,400
Homebuilding - 2.2%
Cavco Industries, Inc. (a)	21,246	3,691,493
D.R. Horton, Inc.	314,300	13,778,912
Lennar Corp.:
Class A	169,600	9,996,224
Class B	2,792	133,150
LGI Homes, Inc. (a)(b)	18,500	1,305,545
New Home Co. LLC (a)	77,000	853,160
NVR, Inc. (a)	2,540	7,112,000
Taylor Morrison Home Corp. (a)	56,600	1,317,648
TopBuild Corp. (a)	5,300	405,556
TRI Pointe Homes, Inc. (a)	240,800	3,956,344
		42,550,032
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	428,500	2,514,906

TOTAL HOUSEHOLD DURABLES		49,709,338

Internet & Direct Marketing Retail - 24.2%
Internet & Direct Marketing Retail - 24.2%
Amazon.com, Inc. (a)	233,127	337,414,031
Boohoo.Com PLC (a)	473,400	984,979
Liberty Interactive Corp. QVC Group Series A (a)	365,585	9,201,774
Netflix, Inc. (a)	223,179	65,915,918
The Booking Holdings, Inc. (a)	26,957	56,081,073
Wayfair LLC Class A (a)	5,300	357,909
Zalando SE (a)(c)	9,900	539,395
		470,495,079
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
2U, Inc. (a)	65,500	5,503,965
Alphabet, Inc. Class A (a)	8,500	8,815,690
CarGurus, Inc. Class A	2,700	103,869
Facebook, Inc. Class A (a)	17,562	2,806,232
MINDBODY, Inc. (a)	8,600	334,540
		17,564,296
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Global Payments, Inc.	24,400	2,721,088
PayPal Holdings, Inc. (a)	63,300	4,802,571
		7,523,659
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (b)	748,000	9,836,200
Media - 12.1%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	28,000	644,840
Broadcasting - 0.1%
CBS Corp. Class B	50,700	2,605,473
Cable & Satellite - 6.9%
Charter Communications, Inc. Class A (a)	196,337	61,104,001
Comcast Corp. Class A	1,962,871	67,071,302
Naspers Ltd. Class N	18,684	4,563,923
		132,739,226
Movies & Entertainment - 5.1%
Cinemark Holdings, Inc.	217,765	8,203,208
Liberty Media Corp. Liberty Formula One Group Series C (a)	45,300	1,397,505
Lions Gate Entertainment Corp. Class B	7,200	173,376
Live Nation Entertainment, Inc. (a)	58,100	2,448,334
The Walt Disney Co.	735,178	73,841,278
Time Warner, Inc.	108,461	10,258,241
Twenty-First Century Fox, Inc. Class A	56,100	2,058,309
		98,380,251

TOTAL MEDIA		234,369,790

Multiline Retail - 4.6%
Department Stores - 0.3%
Kohl's Corp.	33,600	2,201,136
Macy's, Inc.	129,500	3,851,330
		6,052,466
General Merchandise Stores - 4.3%
B&M European Value Retail S.A.	413,893	2,272,247
Dollar General Corp.	185,480	17,351,654
Dollar Tree, Inc. (a)	599,853	56,926,050
Ollie's Bargain Outlet Holdings, Inc. (a)	28,800	1,736,640
Target Corp.	74,900	5,200,307
		83,486,898

TOTAL MULTILINE RETAIL		89,539,364

Personal Products - 0.1%
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	6,900	1,033,068
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	78,700	1,796,721
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	7,700	1,663,816
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	28,300	1,909,118

TOTAL SOFTWARE		3,572,934

Specialty Retail - 17.8%
Apparel Retail - 5.0%
Burlington Stores, Inc. (a)	199,600	26,576,740
Inditex SA	57,438	1,805,773
Ross Stores, Inc.	424,769	33,123,487
The Children's Place Retail Stores, Inc.	33,900	4,584,975
TJX Companies, Inc.	367,390	29,964,328
		96,055,303
Automotive Retail - 2.0%
AutoZone, Inc. (a)	25,074	16,265,253
O'Reilly Automotive, Inc. (a)	91,868	22,726,306
		38,991,559
Home Improvement Retail - 10.3%
Floor & Decor Holdings, Inc. Class A	38,744	2,019,337
Home Depot, Inc.	807,141	143,864,812
Lowe's Companies, Inc.	608,009	53,352,790
		199,236,939
Specialty Stores - 0.5%
Signet Jewelers Ltd.	26,800	1,032,336
Tiffany & Co., Inc.	14,900	1,455,134
Ulta Beauty, Inc. (a)	39,400	8,048,238
		10,535,708

TOTAL SPECIALTY RETAIL		344,819,509

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	28,800	4,832,064
Textiles, Apparel & Luxury Goods - 5.3%
Apparel, Accessories & Luxury Goods - 2.9%
adidas AG	19,947	4,826,536
Canada Goose Holdings, Inc.	66,500	2,225,183
Carter's, Inc.	54,500	5,673,450
G-III Apparel Group Ltd. (a)	99,663	3,755,302
Kering SA	4,000	1,913,596
LVMH Moet Hennessy - Louis Vuitton SA	17,330	5,340,642
Prada SpA	639,800	3,009,775
PVH Corp.	162,400	24,592,232
Swatch Group AG (Bearer)	2,240	987,381
Tapestry, Inc.	74,300	3,908,923
		56,233,020
Footwear - 2.4%
NIKE, Inc. Class B	701,356	46,598,093

TOTAL TEXTILES, APPAREL & LUXURY GOODS		102,831,113

TOTAL COMMON STOCKS
(Cost $1,321,896,144)		1,937,580,877

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.72% (d)	3,330,448	3,331,114
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	11,271,768	11,274,022
TOTAL MONEY MARKET FUNDS
(Cost $14,604,009)		14,605,136
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,336,500,153)		1,952,186,013
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,586,310)
NET ASSETS - 100%		$1,940,599,703

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $539,395 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,272
Fidelity Securities Lending Cash Central Fund	107,254
Total	$161,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,937,580,877	$1,924,909,781	$12,671,096	$--
Money Market Funds	14,605,136	14,605,136	--	--
Total Investments in Securities:	$1,952,186,013	$1,939,514,917	$12,671,096	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,012,896) — See accompanying schedule: Unaffiliated issuers (cost $1,321,896,144)	$1,937,580,877
Fidelity Central Funds (cost $14,604,009)	14,605,136
Total Investment in Securities (cost $1,336,500,153)		$1,952,186,013
Cash		649,630
Receivable for investments sold		1,152,458
Receivable for fund shares sold		333,989
Dividends receivable		688,888
Distributions receivable from Fidelity Central Funds		9,828
Other receivables		29
Total assets		1,955,020,835
Liabilities
Payable for investments purchased	$2,301,485
Payable for fund shares redeemed	840,660
Other payables and accrued expenses	8,462
Collateral on securities loaned	11,270,525
Total liabilities		14,421,132
Net Assets		$1,940,599,703
Net Assets consist of:
Paid in capital		$1,267,001,149
Undistributed net investment income		3,269,710
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,640,175
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		615,688,669
Net Assets, for 6,323,032 shares outstanding		$1,940,599,703
Net Asset Value, offering price and redemption price per share ($1,940,599,703 ÷ 6,323,032 shares)		$306.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$9,296,485
Income from Fidelity Central Funds (including $107,254 from security lending)		161,526
Total income		9,458,011
Expenses
Custodian fees and expenses	$12,700
Independent directors' fees and expenses	3,216
Interest	1,866
Miscellaneous	22
Total expenses before reductions	17,804
Expense reductions	(355)	17,449
Net investment income (loss)		9,440,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,731,155
Fidelity Central Funds	(54)
Foreign currency transactions	4,782
Total net realized gain (loss)		80,735,883
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	145,316,692
Fidelity Central Funds	797
Assets and liabilities in foreign currencies	(2,302)
Total change in net unrealized appreciation (depreciation)		145,315,187
Net gain (loss)		226,051,070
Net increase (decrease) in net assets resulting from operations		$235,491,632

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,440,562	$18,629,366
Net realized gain (loss)	80,735,883	69,549,384
Change in net unrealized appreciation (depreciation)	145,315,187	142,968,418
Net increase (decrease) in net assets resulting from operations	235,491,632	231,147,168
Distributions to shareholders from net investment income	(8,106,199)	(16,424,895)
Distributions to shareholders from net realized gain	(91,997,571)	–
Total distributions	(100,103,770)	(16,424,895)
Affiliated share transactions
Proceeds from sales of shares	215,431,233	139,542,270
Reinvestment of distributions	100,103,770	16,424,481
Cost of shares redeemed	(92,066,655)	(367,978,846)
Net increase (decrease) in net assets resulting from share transactions	223,468,348	(212,012,095)
Total increase (decrease) in net assets	358,856,210	2,710,178
Net Assets
Beginning of period	1,581,743,493	1,579,033,315
End of period	$1,940,599,703	$1,581,743,493
Other Information
Undistributed net investment income end of period	$3,269,710	$1,935,347
Shares
Sold	708,805	537,543
Issued in reinvestment of distributions	336,402	61,740
Redeemed	(296,495)	(1,372,701)
Net increase (decrease)	748,712	(773,418)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Discretionary Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$283.76	$248.76	$234.10	$213.75	$196.26	$150.90
Income from Investment Operations
Net investment income (loss)A	1.57	3.14	3.75	3.36	2.23	2.00
Net realized and unrealized gain (loss)	38.77	34.62	14.67	20.24	17.43	45.30
Total from investment operations	40.34	37.76	18.42	23.60	19.66	47.30
Distributions from net investment income	(1.39)	(2.76)	(3.76)	(3.25)	(2.17)	(1.94)
Distributions from net realized gain	(15.80)	–	–	–	–	–
Total distributions	(17.19)	(2.76)	(3.76)	(3.25)	(2.17)	(1.94)
Net asset value, end of period	$306.91	$283.76	$248.76	$234.10	$213.75	$196.26
Total ReturnB,C	14.42%	15.25%	7.91%	11.01%	10.03%	31.56%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.03%G	1.17%	1.54%	1.41%	1.06%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,940,600	$1,581,743	$1,579,033	$1,487,901	$1,431,901	$1,340,686
Portfolio turnover rateH	36%G	40%I	27%	68%	169%I	122%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
The Coca-Cola Co.	8.7
Procter & Gamble Co.	8.1
Philip Morris International, Inc.	7.5
PepsiCo, Inc.	7.2
Monster Beverage Corp.	4.3
CVS Health Corp.	3.8
Altria Group, Inc.	3.7
Mondelez International, Inc.	3.7
Costco Wholesale Corp.	3.3
Spectrum Brands Holdings, Inc.	3.1
53.4

Top Industries (% of fund's net assets)

As of March 31, 2018
Beverages	28.2%
Food Products	19.1%
Household Products	14.8%
Tobacco	13.2%
Food & Staples Retailing	12.8%
All Others*	11.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Beverages - 28.2%
Brewers - 1.2%
Beijing Yanjing Brewery Co. Ltd. Class A	8,419,200	$10,213,121
China Resources Beer Holdings Co. Ltd.	81,210	354,014
Molson Coors Brewing Co. Class B	61,500	4,632,795
		15,199,930
Distillers & Vintners - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	110,766	25,245,787
Kweichow Moutai Co. Ltd. (A Shares)	6,818	741,029
		25,986,816
Soft Drinks - 24.9%
Britvic PLC	293,323	2,808,707
Coca-Cola Bottling Co. Consolidated	58,287	10,064,416
Coca-Cola European Partners PLC	462,258	19,257,668
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	38,100	2,530,983
Coca-Cola HBC AG	29,590	1,093,499
Coca-Cola West Co. Ltd.	58,600	2,420,441
Dr. Pepper Snapple Group, Inc.	171,000	20,242,980
Fever-Tree Drinks PLC	47,949	1,770,611
Monster Beverage Corp. (a)	955,578	54,668,617
PepsiCo, Inc.	833,200	90,943,780
The Coca-Cola Co.	2,556,161	111,014,070
		316,815,772

TOTAL BEVERAGES		358,002,518

Chemicals - 0.3%
Specialty Chemicals - 0.3%
Frutarom Industries Ltd.	39,500	3,615,991
Food & Staples Retailing - 12.8%
Drug Retail - 6.0%
CVS Health Corp.	768,803	47,827,235
Rite Aid Corp. (a)(b)	800,901	1,345,514
Walgreens Boots Alliance, Inc.	410,980	26,906,861
		76,079,610
Food Distributors - 1.3%
Sysco Corp.	254,300	15,247,828
United Natural Foods, Inc. (a)	32,600	1,399,844
		16,647,672
Food Retail - 1.3%
Kroger Co.	494,323	11,834,093
Sprouts Farmers Market LLC (a)	205,500	4,823,085
		16,657,178
Hypermarkets & Super Centers - 4.2%
Costco Wholesale Corp.	222,700	41,963,361
Walmart, Inc.	136,000	12,099,920
		54,063,281

TOTAL FOOD & STAPLES RETAILING		163,447,741

Food Products - 19.1%
Agricultural Products - 1.6%
Bunge Ltd.	130,369	9,639,484
Darling International, Inc. (a)	408,800	7,072,240
Ingredion, Inc.	28,700	3,700,004
		20,411,728
Packaged Foods & Meats - 17.5%
ConAgra Foods, Inc.	453,200	16,714,016
Danone SA	105,300	8,537,965
JBS SA	2,898,800	8,209,659
Kellogg Co.	261,900	17,026,119
Mondelez International, Inc.	1,118,012	46,654,641
Post Holdings, Inc. (a)	118,600	8,985,136
The Hain Celestial Group, Inc. (a)	387,989	12,442,807
The Hershey Co.	91,400	9,044,944
The J.M. Smucker Co.	196,500	24,367,965
The Kraft Heinz Co.	567,500	35,349,575
The Simply Good Foods Co.	1,363,000	18,713,990
TreeHouse Foods, Inc. (a)	423,773	16,217,793
		222,264,610

TOTAL FOOD PRODUCTS		242,676,338

Hotels, Restaurants & Leisure - 1.2%
Restaurants - 1.2%
Compass Group PLC	31,340	639,984
U.S. Foods Holding Corp. (a)	435,408	14,268,320
		14,908,304
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	48,500	1,235,780
Household Products - 14.8%
Household Products - 14.8%
Colgate-Palmolive Co.	321,920	23,075,226
Essity AB Class B	636,400	17,575,731
Procter & Gamble Co.	1,300,293	103,087,229
Reckitt Benckiser Group PLC	53,200	4,490,494
Spectrum Brands Holdings, Inc. (b)	381,551	39,566,839
		187,795,519
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (a)	1,300	1,881,542
Multiline Retail - 0.1%
General Merchandise Stores - 0.1%
Dollar Tree, Inc. (a)	11,500	1,091,350
Personal Products - 8.8%
Personal Products - 8.8%
Avon Products, Inc. (a)	5,957,700	16,919,868
Coty, Inc. Class A	1,724,178	31,552,457
Estee Lauder Companies, Inc. Class A	114,167	17,093,083
Herbalife Ltd. (a)	104,832	10,217,975
Ontex Group NV (b)	157,600	4,211,919
Unilever NV (Certificaten Van Aandelen) (Bearer)	569,854	32,165,661
		112,160,963
Tobacco - 13.2%
Tobacco - 13.2%
Altria Group, Inc.	751,567	46,837,655
British American Tobacco PLC sponsored ADR	448,146	25,853,543
Philip Morris International, Inc.	952,253	94,653,948
		167,345,146
TOTAL COMMON STOCKS
(Cost $1,110,901,950)		1,254,161,192

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.72% (c)	11,102,345	11,104,566
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	5,168,100	5,169,134
TOTAL MONEY MARKET FUNDS
(Cost $16,273,184)		16,273,700
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,127,175,134)		1,270,434,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		439,434
NET ASSETS - 100%		$1,270,874,326

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$140,014
Fidelity Securities Lending Cash Central Fund	95,897
Total	$235,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,254,161,192	$1,208,613,058	$45,548,134	$--
Money Market Funds	16,273,700	16,273,700	--	--
Total Investments in Securities:	$1,270,434,892	$1,224,886,758	$45,548,134	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.9%
Netherlands	2.5%
United Kingdom	2.3%
Sweden	1.4%
Others (Individually Less Than 1%)	4.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,395,852) — See accompanying schedule: Unaffiliated issuers (cost $1,110,901,950)	$1,254,161,192
Fidelity Central Funds (cost $16,273,184)	16,273,700
Total Investment in Securities (cost $1,127,175,134)		$1,270,434,892
Cash		670,726
Receivable for investments sold		3,706,517
Receivable for fund shares sold		226,777
Dividends receivable		4,033,208
Distributions receivable from Fidelity Central Funds		17,745
Other receivables		894
Total assets		1,279,090,759
Liabilities
Payable for investments purchased	$2,532,209
Payable for fund shares redeemed	500,431
Other payables and accrued expenses	12,978
Collateral on securities loaned	5,170,815
Total liabilities		8,216,433
Net Assets		$1,270,874,326
Net Assets consist of:
Paid in capital		$1,052,097,735
Undistributed net investment income		4,138,745
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,342,736
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		143,295,110
Net Assets, for 6,095,311 shares outstanding		$1,270,874,326
Net Asset Value, offering price and redemption price per share ($1,270,874,326 ÷ 6,095,311 shares)		$208.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$13,776,463
Income from Fidelity Central Funds (including $95,897 from security lending)		235,911
Total income		14,012,374
Expenses
Custodian fees and expenses	$18,487
Independent directors' fees and expenses	2,265
Miscellaneous	15
Total expenses before reductions	20,767
Expense reductions	(355)	20,412
Net investment income (loss)		13,991,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,968,257
Fidelity Central Funds	2,631
Foreign currency transactions	103,178
Total net realized gain (loss)		79,074,066
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(121,693,430)
Fidelity Central Funds	(1,658)
Assets and liabilities in foreign currencies	15,970
Total change in net unrealized appreciation (depreciation)		(121,679,118)
Net gain (loss)		(42,605,052)
Net increase (decrease) in net assets resulting from operations		$(28,613,090)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,991,962	$32,867,546
Net realized gain (loss)	79,074,066	118,402,188
Change in net unrealized appreciation (depreciation)	(121,679,118)	(70,956,689)
Net increase (decrease) in net assets resulting from operations	(28,613,090)	80,313,045
Distributions to shareholders from net investment income	(12,751,105)	(29,842,447)
Distributions to shareholders from net realized gain	(97,894,284)	(17,679,983)
Total distributions	(110,645,389)	(47,522,430)
Affiliated share transactions
Proceeds from sales of shares	168,796,794	82,258,610
Reinvestment of distributions	110,645,389	47,521,494
Cost of shares redeemed	(52,391,617)	(264,262,776)
Net increase (decrease) in net assets resulting from share transactions	227,050,566	(134,482,672)
Total increase (decrease) in net assets	87,792,087	(101,692,057)
Net Assets
Beginning of period	1,183,082,239	1,284,774,296
End of period	$1,270,874,326	$1,183,082,239
Other Information
Undistributed net investment income end of period	$4,138,745	$2,897,888
Shares
Sold	760,841	370,634
Issued in reinvestment of distributions	500,820	211,946
Redeemed	(242,644)	(1,141,143)
Net increase (decrease)	1,019,017	(558,563)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Staples Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$233.06	$228.00	$202.36	$205.11	$181.33	$161.05
Income from Investment Operations
Net investment income (loss)A	2.48	6.10	5.30	5.31	5.20	4.77
Net realized and unrealized gain (loss)	(6.41)	7.65	25.50	(2.84)	23.75	20.13
Total from investment operations	(3.93)	13.75	30.80	2.47	28.95	24.90
Distributions from net investment income	(2.37)	(5.62)	(5.16)	(5.22)	(5.17)	(4.62)
Distributions from net realized gain	(18.26)	(3.07)	–	–	–	–
Total distributions	(20.63)	(8.69)	(5.16)	(5.22)	(5.17)	(4.62)
Net asset value, end of period	$208.50	$233.06	$228.00	$202.36	$205.11	$181.33
Total ReturnB,C	(2.14)%	6.23%	15.29%	1.07%	16.13%	15.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Net investment income (loss)	2.23%F	2.62%	2.38%	2.45%	2.67%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,270,874	$1,183,082	$1,284,774	$1,097,772	$1,166,861	$1,016,534
Portfolio turnover rateH	105%F	54%I	50%	65%	36%I	34%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Chevron Corp.	8.4
EOG Resources, Inc.	6.9
Diamondback Energy, Inc.	5.5
Exxon Mobil Corp.	5.2
Halliburton Co.	5.1
Pioneer Natural Resources Co.	4.2
Delek U.S. Holdings, Inc.	3.8
Phillips 66 Co.	3.8
RSP Permian, Inc.	3.6
Continental Resources, Inc.	3.1
49.6

Top Industries (% of fund's net assets)

As of March 31, 2018
Oil, Gas & Consumable Fuels	82.2%
Energy Equipment & Services	13.2%
Chemicals	1.9%
Machinery	0.6%
Gas Utilities	0.4%
All Others*	1.7%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	7,573	$2,748,270
LyondellBasell Industries NV Class A	160,950	17,009,196
		19,757,466
Energy Equipment & Services - 13.2%
Oil & Gas Drilling - 2.5%
Nabors Industries Ltd.	1,626,025	11,365,915
Odfjell Drilling Ltd. (a)	736,222	3,011,330
Precision Drilling Corp. (a)	792,400	2,201,880
Shelf Drilling Ltd. (b)(c)	812,900	6,844,338
Trinidad Drilling Ltd. (a)	1,042,751	1,440,677
Xtreme Drilling & Coil Services Corp. (a)	1,150,300	1,910,694
		26,774,834
Oil & Gas Equipment & Services - 10.7%
Baker Hughes, a GE Co. Class A	792,536	22,008,725
C&J Energy Services, Inc. (a)	54,800	1,414,936
Dril-Quip, Inc. (a)	127,900	5,729,920
Frank's International NV (d)	225,560	1,224,791
Halliburton Co.	1,169,117	54,878,352
Liberty Oilfield Services, Inc. Class A (a)(d)	20,800	351,312
NCS Multistage Holdings, Inc. (d)	227,500	3,412,500
Newpark Resources, Inc. (a)	17,751	143,783
Oceaneering International, Inc.	233,251	4,324,474
RigNet, Inc. (a)	266,875	3,629,500
Schlumberger Ltd.	216,152	14,002,327
Smart Sand, Inc. (a)(d)	128,700	749,034
TechnipFMC PLC	67,900	1,999,655
Weatherford International PLC (a)(d)	470,400	1,077,216
		114,946,525

TOTAL ENERGY EQUIPMENT & SERVICES		141,721,359

Gas Utilities - 0.4%
Gas Utilities - 0.4%
Indraprastha Gas Ltd. (a)	976,720	4,227,348
Machinery - 0.6%
Industrial Machinery - 0.6%
Cactus, Inc. (a)	69,800	1,879,714
ProPetro Holding Corp.	291,500	4,631,935
		6,511,649
Oil, Gas & Consumable Fuels - 82.2%
Integrated Oil & Gas - 16.8%
Chevron Corp.	792,364	90,361,191
Exxon Mobil Corp.	748,964	55,880,204
Occidental Petroleum Corp.	297,600	19,332,096
Suncor Energy, Inc.	416,700	14,389,710
		179,963,201
Oil & Gas Exploration & Production - 48.4%
Anadarko Petroleum Corp.	365,261	22,065,417
Cabot Oil & Gas Corp.	1,092,300	26,193,354
Callon Petroleum Co. (a)	1,043,255	13,812,696
Centennial Resource Development, Inc.:
Class A (a)	45,400	833,090
Class A (a)	402,500	7,385,875
Cimarex Energy Co.	170,622	15,953,157
Concho Resources, Inc. (a)	139,853	21,024,101
ConocoPhillips Co.	239,142	14,178,729
Continental Resources, Inc. (a)	561,272	33,086,984
Devon Energy Corp.	779,181	24,770,164
Diamondback Energy, Inc. (a)	464,463	58,763,859
Encana Corp.	2,370,000	26,066,597
EOG Resources, Inc.	699,001	73,583,835
Extraction Oil & Gas, Inc. (a)	516,746	5,921,909
Hess Corp.	200,365	10,142,476
Marathon Oil Corp.	390,717	6,302,265
Parsley Energy, Inc. Class A (a)	985,132	28,558,977
PDC Energy, Inc. (a)	138,780	6,804,383
Pioneer Natural Resources Co.	263,593	45,280,006
PrairieSky Royalty Ltd. (d)	91,800	2,007,223
Ring Energy, Inc. (a)	283,494	4,068,139
RSP Permian, Inc. (a)	831,370	38,974,626
Viper Energy Partners LP	598,300	15,202,803
Whiting Petroleum Corp. (a)	121,100	4,098,024
WildHorse Resource Development Corp. (a)(d)	149,500	2,853,955
WPX Energy, Inc. (a)	763,900	11,290,442
		519,223,086
Oil & Gas Refining & Marketing - 11.4%
Andeavor	149,000	14,983,440
Delek U.S. Holdings, Inc.	1,003,920	40,859,544
Phillips 66 Co.	421,085	40,390,473
Reliance Industries Ltd.	264,698	3,618,884
Valero Energy Corp.	246,940	22,908,624
		122,760,965
Oil & Gas Storage & Transport - 5.6%
Cheniere Energy, Inc. (a)	187,800	10,037,910
Enterprise Products Partners LP	450,300	11,023,344
GasLog Partners LP	125,700	2,928,810
Gener8 Maritime, Inc. (a)	811,308	4,583,890
Golar LNG Ltd. (d)	207,500	5,677,200
Noble Midstream Partners LP	144,492	6,737,662
Noble Midstream Partners LP (e)	45,454	2,119,520
Plains GP Holdings LP Class A	102,300	2,225,025
Teekay LNG Partners LP	69,300	1,240,470
The Williams Companies, Inc.	538,304	13,382,237
		59,956,068

TOTAL OIL, GAS & CONSUMABLE FUELS		881,903,320

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	66,900	3,518,940
TOTAL COMMON STOCKS
(Cost $920,282,575)		1,057,640,082

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.72% (f)	11,583,158	11,585,475
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	11,360,381	11,362,654
TOTAL MONEY MARKET FUNDS
(Cost $22,946,928)		22,948,129
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $943,229,503)		1,080,588,211
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(7,368,754)
NET ASSETS - 100%		$1,073,219,457

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,844,338 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,119,520 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,349
Fidelity Securities Lending Cash Central Fund	28,047
Total	$109,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,057,640,082	$1,039,938,182	$10,857,562	$6,844,338
Money Market Funds	22,948,129	22,948,129	--	--
Total Investments in Securities:	$1,080,588,211	$1,062,886,311	$10,857,562	$6,844,338

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.9%
Canada	4.5%
Bermuda	1.9%
Netherlands	1.7%
Curacao	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,251,720) — See accompanying schedule: Unaffiliated issuers (cost $920,282,575)	$1,057,640,082
Fidelity Central Funds (cost $22,946,928)	22,948,129
Total Investment in Securities (cost $943,229,503)		$1,080,588,211
Cash		33,190
Receivable for investments sold		9,522,670
Receivable for fund shares sold		176,151
Dividends receivable		553,885
Distributions receivable from Fidelity Central Funds		14,112
Total assets		1,090,888,219
Liabilities
Payable for investments purchased	$5,629,245
Payable for fund shares redeemed	414,460
Other payables and accrued expenses	267,051
Collateral on securities loaned	11,358,006
Total liabilities		17,668,762
Net Assets		$1,073,219,457
Net Assets consist of:
Paid in capital		$958,211,139
Undistributed net investment income		452,451
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,545,497)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		137,101,364
Net Assets, for 8,779,694 shares outstanding		$1,073,219,457
Net Asset Value, offering price and redemption price per share ($1,073,219,457 ÷ 8,779,694 shares)		$122.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$7,259,912
Income from Fidelity Central Funds (including $28,047 from security lending)		109,396
Total income		7,369,308
Expenses
Custodian fees and expenses	$13,326
Independent directors' fees and expenses	1,806
Miscellaneous	12
Total expenses before reductions	15,144
Expense reductions	(1,146)	13,998
Net investment income (loss)		7,355,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,625,886)
Fidelity Central Funds	1,901
Foreign currency transactions	7,306
Total net realized gain (loss)		(17,616,679)
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $179,828)	61,623,363
Fidelity Central Funds	(2,202)
Assets and liabilities in foreign currencies	(3,809)
Total change in net unrealized appreciation (depreciation)		61,617,352
Net gain (loss)		44,000,673
Net increase (decrease) in net assets resulting from operations		$51,355,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,355,310	$22,383,101
Net realized gain (loss)	(17,616,679)	28,509,040
Change in net unrealized appreciation (depreciation)	61,617,352	(97,314,042)
Net increase (decrease) in net assets resulting from operations	51,355,983	(46,421,901)
Distributions to shareholders from net investment income	(8,879,539)	(19,197,625)
Distributions to shareholders from net realized gain	(10,209,103)	(803,218)
Total distributions	(19,088,642)	(20,000,843)
Affiliated share transactions
Proceeds from sales of shares	126,324,337	150,404,019
Reinvestment of distributions	19,088,642	20,000,500
Cost of shares redeemed	(44,787,221)	(168,642,695)
Net increase (decrease) in net assets resulting from share transactions	100,625,758	1,761,824
Total increase (decrease) in net assets	132,893,099	(64,660,920)
Net Assets
Beginning of period	940,326,358	1,004,987,278
End of period	$1,073,219,457	$940,326,358
Other Information
Undistributed net investment income end of period	$452,451	$1,976,680
Shares
Sold	1,037,673	1,212,563
Issued in reinvestment of distributions	156,809	170,756
Redeemed	(367,814)	(1,315,136)
Net increase (decrease)	826,668	68,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Energy Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$118.24	$127.46	$103.49	$154.78	$144.89	$123.82
Income from Investment Operations
Net investment income (loss)A	.88	2.84B	1.72	2.32	2.37	2.25
Net realized and unrealized gain (loss)	5.44	(9.52)	23.93	(51.31)	9.87	20.98
Total from investment operations	6.32	(6.68)	25.65	(48.99)	12.24	23.23
Distributions from net investment income	(1.08)	(2.44)	(1.68)	(2.30)	(2.35)	(2.16)
Distributions from net realized gain	(1.24)	(.10)	–	–	–	–
Total distributions	(2.32)	(2.54)	(1.68)	(2.30)	(2.35)	(2.16)
Net asset value, end of period	$122.24	$118.24	$127.46	$103.49	$154.78	$144.89
Total ReturnC,D	5.36%	(5.20)%	25.02%	(31.92)%	8.44%	18.97%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%H	2.32%B	1.55%	1.80%	1.52%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,073,219	$940,326	$1,004,987	$803,804	$1,106,807	$1,055,394
Portfolio turnover rateI	41%H	82%J	105%	70%	109%J	93%J

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $1.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Bank of America Corp.	6.2
JPMorgan Chase & Co.	5.0
Berkshire Hathaway, Inc. Class B	4.9
Citigroup, Inc.	4.5
Capital One Financial Corp.	3.9
Wells Fargo & Co.	3.8
Goldman Sachs Group, Inc.	3.6
Huntington Bancshares, Inc.	3.3
TD Ameritrade Holding Corp.	3.3
E*TRADE Financial Corp.	3.1
41.6

Top Industries (% of fund's net assets)

As of March 31, 2018
Banks	31.4%
Capital Markets	18.9%
Equity Real Estate Investment Trusts (Reits)	16.2%
Insurance	14.0%
Consumer Finance	7.9%
All Others*	11.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Banks - 31.4%
Diversified Banks - 19.5%
Bank of America Corp.	7,150,900	$214,455,487
Citigroup, Inc.	2,286,171	154,316,543
JPMorgan Chase & Co.	1,568,640	172,503,341
Wells Fargo & Co.	2,500,000	131,025,000
		672,300,371
Regional Banks - 11.9%
Bank of the Ozarks, Inc.	500,000	24,135,000
CoBiz, Inc.	900,000	17,640,000
East West Bancorp, Inc.	400,000	25,016,000
First Citizen Bancshares, Inc.	10,000	4,132,400
First Horizon National Corp.	200,000	3,766,000
First Republic Bank	115,100	10,659,411
Huntington Bancshares, Inc.	7,500,000	113,250,000
PNC Financial Services Group, Inc.	584,800	88,445,152
Popular, Inc.	400,000	16,648,000
Preferred Bank, Los Angeles	150,000	9,630,000
Prosperity Bancshares, Inc.	25,000	1,815,750
Signature Bank (a)	254,200	36,083,690
SunTrust Banks, Inc.	827,300	56,289,492
United Community Bank, Inc.	75,000	2,373,750
Wintrust Financial Corp.	40,000	3,442,000
		413,326,645

TOTAL BANKS		1,085,627,016

Capital Markets - 18.9%
Asset Management & Custody Banks - 4.4%
Affiliated Managers Group, Inc.	190,000	36,020,200
BlackRock, Inc. Class A	87,900	47,617,188
Invesco Ltd.	250,000	8,002,500
Northern Trust Corp.	594,900	61,352,037
		152,991,925
Financial Exchanges & Data - 3.2%
Cboe Global Markets, Inc.	483,100	55,121,710
IntercontinentalExchange, Inc.	762,700	55,311,004
		110,432,714
Investment Banking & Brokerage - 11.3%
E*TRADE Financial Corp. (a)	1,900,000	105,279,000
Goldman Sachs Group, Inc.	500,000	125,930,000
Greenhill & Co., Inc. (b)	75,000	1,387,500
Hamilton Lane, Inc. Class A	250,000	9,307,500
Investment Technology Group, Inc.	700,000	13,818,000
Lazard Ltd. Class A	275,000	14,454,000
PJT Partners, Inc.	150,000	7,515,000
TD Ameritrade Holding Corp.	1,900,000	112,537,000
		390,228,000

TOTAL CAPITAL MARKETS		653,652,639

Consumer Finance - 7.9%
Consumer Finance - 7.9%
Capital One Financial Corp.	1,398,800	134,033,016
Discover Financial Services	400,000	28,772,000
OneMain Holdings, Inc. (a)	447,900	13,410,126
SLM Corp. (a)	3,250,000	36,432,500
Synchrony Financial	1,800,000	60,354,000
		273,001,642
Diversified Financial Services - 4.9%
Multi-Sector Holdings - 4.9%
Berkshire Hathaway, Inc. Class B (a)	850,000	169,558,000
Equity Real Estate Investment Trusts (REITs) - 16.2%
Diversified REITs - 0.7%
Spirit Realty Capital, Inc.	876,900	6,804,744
VEREIT, Inc.	956,624	6,658,103
Washington REIT (SBI)	326,600	8,916,180
		22,379,027
Health Care REITs - 1.3%
CareTrust (REIT), Inc.	190,750	2,556,050
Healthcare Realty Trust, Inc.	419,421	11,622,156
Sabra Health Care REIT, Inc.	239,300	4,223,645
Ventas, Inc.	380,792	18,860,628
Welltower, Inc.	128,103	6,972,646
		44,235,125
Hotel & Resort REITs - 0.7%
DiamondRock Hospitality Co.	570,900	5,960,196
Host Hotels & Resorts, Inc.	520,911	9,709,781
Sunstone Hotel Investors, Inc.	630,300	9,593,166
		25,263,143
Industrial REITs - 1.5%
Americold Realty Trust	187,000	3,567,960
DCT Industrial Trust, Inc.	313,600	17,668,224
Duke Realty Corp.	508,500	13,465,080
Prologis, Inc.	149,223	9,399,557
Rexford Industrial Realty, Inc.	143,200	4,122,728
Terreno Realty Corp.	92,800	3,202,528
		51,426,077
Office REITs - 2.0%
Boston Properties, Inc.	181,189	22,326,109
Corporate Office Properties Trust (SBI)	203,600	5,258,988
Douglas Emmett, Inc.	258,900	9,517,164
Highwoods Properties, Inc. (SBI)	219,825	9,632,732
Hudson Pacific Properties, Inc.	312,340	10,160,420
SL Green Realty Corp.	132,600	12,839,658
		69,735,071
Residential REITs - 2.5%
American Homes 4 Rent Class A	363,312	7,295,305
AvalonBay Communities, Inc.	145,194	23,878,605
Colony NorthStar, Inc.	289,513	1,627,063
Education Realty Trust, Inc.	239,300	7,837,075
Equity Lifestyle Properties, Inc.	137,144	12,037,129
Equity Residential (SBI)	179,125	11,037,683
Essex Property Trust, Inc.	75,523	18,176,876
Mid-America Apartment Communities, Inc.	40,783	3,721,041
		85,610,777
Retail REITs - 2.1%
Acadia Realty Trust (SBI)	218,200	5,367,720
Agree Realty Corp.	82,573	3,966,807
DDR Corp.	372,183	2,728,101
General Growth Properties, Inc.	233,859	4,784,755
National Retail Properties, Inc.	288,037	11,308,333
Simon Property Group, Inc.	143,746	22,187,195
Taubman Centers, Inc.	65,725	3,740,410
The Macerich Co.	102,600	5,747,652
Urban Edge Properties	621,785	13,275,110
		73,106,083
Specialized REITs - 5.4%
American Tower Corp.	357,988	52,029,976
CoreSite Realty Corp.	30,570	3,064,948
Corrections Corp. of America	231,900	4,526,688
Crown Castle International Corp.	86,700	9,503,187
Equinix, Inc.	82,652	34,560,107
Extra Space Storage, Inc.	92,510	8,081,674
Four Corners Property Trust, Inc.	173,200	3,999,188
Gaming & Leisure Properties	125,966	4,216,082
Outfront Media, Inc.	256,128	4,799,839
Potlatch Corp.	101,708	5,293,901
Public Storage	122,574	24,562,604
Safety Income and Growth, Inc.	22,304	356,641
SBA Communications Corp. Class A (a)	114,891	19,637,170
Uniti Group, Inc. (b)	122,434	1,989,553
Weyerhaeuser Co.	279,714	9,789,990
		186,411,548

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		558,166,851

Hotels, Restaurants & Leisure - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Hilton Grand Vacations, Inc. (a)	32,100	1,380,942
Insurance - 14.0%
Life & Health Insurance - 4.0%
MetLife, Inc.	1,900,000	87,191,000
Torchmark Corp.	600,000	50,502,000
		137,693,000
Multi-Line Insurance - 3.5%
American International Group, Inc.	860,900	46,850,178
Hartford Financial Services Group, Inc.	1,474,600	75,971,392
		122,821,570
Property & Casualty Insurance - 5.2%
Aspen Insurance Holdings Ltd.	150,000	6,727,500
Axis Capital Holdings Ltd.	75,000	4,317,750
Chubb Ltd.	415,000	56,759,550
FNF Group	850,000	34,017,000
The Travelers Companies, Inc.	550,000	76,373,000
		178,194,800
Reinsurance - 1.3%
Reinsurance Group of America, Inc.	284,400	43,797,600

TOTAL INSURANCE		482,506,970

IT Services - 1.6%
Data Processing & Outsourced Services - 1.6%
Visa, Inc. Class A	240,000	28,708,800
WEX, Inc. (a)	175,000	27,408,500
		56,117,300
Mortgage Real Estate Investment Trusts - 0.3%
Mortgage REITs - 0.3%
AGNC Investment Corp.	600,000	11,352,000
Real Estate Management & Development - 1.0%
Real Estate Development - 0.4%
Howard Hughes Corp. (a)	67,276	9,360,110
VICI Properties, Inc. (b)	254,500	4,662,440
		14,022,550
Real Estate Operating Company - 0.1%
The RMR Group, Inc.	32,700	2,287,365
Real Estate Services - 0.5%
CBRE Group, Inc. (a)	345,002	16,290,994

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		32,600,909

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	275,000	12,952,500
Thrifts & Mortgage Finance - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,158,000	15,054,000
NMI Holdings, Inc. (a)	200,000	3,310,000
Radian Group, Inc.	490,395	9,337,121
		27,701,121
TOTAL COMMON STOCKS
(Cost $2,540,043,313)		3,364,617,890

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.72% (c)	87,953,831	87,971,422
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	7,213,459	7,214,902
TOTAL MONEY MARKET FUNDS
(Cost $95,185,603)		95,186,324
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,635,228,916)		3,459,804,214
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,017,833)
NET ASSETS - 100%		$3,452,786,381

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$428,782
Fidelity Securities Lending Cash Central Fund	4,432
Total	$433,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,058,858) — See accompanying schedule: Unaffiliated issuers (cost $2,540,043,313)	$3,364,617,890
Fidelity Central Funds (cost $95,185,603)	95,186,324
Total Investment in Securities (cost $2,635,228,916)		$3,459,804,214
Cash		1,902,421
Receivable for investments sold		3,284,336
Receivable for fund shares sold		585,426
Dividends receivable		4,445,463
Distributions receivable from Fidelity Central Funds		91,108
Other receivables		378,271
Total assets		3,470,491,239
Liabilities
Payable for investments purchased	$8,931,701
Payable for fund shares redeemed	1,543,817
Other payables and accrued expenses	15,190
Collateral on securities loaned	7,214,150
Total liabilities		17,704,858
Net Assets		$3,452,786,381
Net Assets consist of:
Paid in capital		$2,551,508,509
Undistributed net investment income		8,778,917
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		67,923,399
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		824,575,556
Net Assets, for 32,769,565 shares outstanding		$3,452,786,381
Net Asset Value, offering price and redemption price per share ($3,452,786,381 ÷ 32,769,565 shares)		$105.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$29,003,025
Income from Fidelity Central Funds (including $4,432 from security lending)		433,214
Total income		29,436,239
Expenses
Custodian fees and expenses	$21,106
Independent directors' fees and expenses	5,898
Miscellaneous	39
Total expenses before reductions	27,043
Expense reductions	(173)	26,870
Net investment income (loss)		29,409,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	81,897,242
Fidelity Central Funds	29
Foreign currency transactions	25,297
Total net realized gain (loss)		81,922,568
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	74,346,340
Fidelity Central Funds	599
Assets and liabilities in foreign currencies	120
Total change in net unrealized appreciation (depreciation)		74,347,059
Net gain (loss)		156,269,627
Net increase (decrease) in net assets resulting from operations		$185,678,996

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,409,369	$49,326,890
Net realized gain (loss)	81,922,568	200,982,383
Change in net unrealized appreciation (depreciation)	74,347,059	427,820,853
Net increase (decrease) in net assets resulting from operations	185,678,996	678,130,126
Distributions to shareholders from net investment income	(26,714,594)	(43,257,778)
Distributions to shareholders from net realized gain	(190,098,519)	(3,602,990)
Total distributions	(216,813,113)	(46,860,768)
Affiliated share transactions
Proceeds from sales of shares	382,712,537	270,611,265
Reinvestment of distributions	216,813,113	46,860,360
Cost of shares redeemed	(145,691,049)	(462,706,324)
Net increase (decrease) in net assets resulting from share transactions	453,834,601	(145,234,699)
Total increase (decrease) in net assets	422,700,484	486,034,659
Net Assets
Beginning of period	3,030,085,897	2,544,051,238
End of period	$3,452,786,381	$3,030,085,897
Other Information
Undistributed net investment income end of period	$8,778,917	$6,084,142
Shares
Sold	3,525,969	2,840,660
Issued in reinvestment of distributions	2,030,161	486,452
Redeemed	(1,339,280)	(4,796,839)
Net increase (decrease)	4,216,850	(1,469,727)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Financials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$106.12	$84.74	$80.86	$83.90	$72.85	$58.36
Income from Investment Operations
Net investment income (loss)A	.96	1.70	1.59	1.57	1.54	1.63
Net realized and unrealized gain (loss)	5.69	21.29	3.79	(3.30)	10.84	14.22
Total from investment operations	6.65	22.99	5.38	(1.73)	12.38	15.85
Distributions from net investment income	(.90)	(1.50)	(1.50)	(1.31)	(1.33)	(1.36)
Distributions from net realized gain	(6.50)	(.12)	–	–	–	–
Total distributions	(7.40)	(1.61)B	(1.50)	(1.31)	(1.33)	(1.36)
Net asset value, end of period	$105.37	$106.12	$84.74	$80.86	$83.90	$72.85
Total ReturnC,D	6.20%	27.34%	6.68%	(2.18)%	17.08%	27.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.01%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.01%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.01%
Net investment income (loss)	1.76%G	1.75%	1.94%	1.80%	1.92%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,452,786	$3,030,086	$2,544,051	$2,301,182	$2,387,026	$1,956,278
Portfolio turnover rateI	35%G	52%J	57%	40%	43%J	249%J

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.61 per share is comprised of distributions from net investment income of $1.495 and distributions from net realized gain of $.119 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	8.7
Becton, Dickinson & Co.	6.4
Boston Scientific Corp.	5.4
Humana, Inc.	4.9
Amgen, Inc.	4.3
Vertex Pharmaceuticals, Inc.	3.4
AstraZeneca PLC (United Kingdom)	3.1
Alexion Pharmaceuticals, Inc.	2.8
Cigna Corp.	2.5
Roche Holding AG (participation certificate)	2.5
44.0

Top Industries (% of fund's net assets)

As of March 31, 2018
Biotechnology	29.4%
Health Care Equipment & Supplies	27.4%
Health Care Providers & Services	19.9%
Pharmaceuticals	16.2%
Health Care Technology	2.8%
All Others*	4.3%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Health Care Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Biotechnology - 29.2%
Biotechnology - 29.2%
Abeona Therapeutics, Inc. (a)	550,000	$7,892,500
AC Immune SA (a)(b)	372,000	3,846,480
Acceleron Pharma, Inc. (a)	190,000	7,429,000
Acorda Therapeutics, Inc. (a)	420,000	9,933,000
Alexion Pharmaceuticals, Inc. (a)	680,000	75,792,800
Alnylam Pharmaceuticals, Inc. (a)	230,000	27,393,000
Amgen, Inc.	669,998	114,221,259
AnaptysBio, Inc. (a)	180,700	18,807,256
Argenx SE ADR	220,000	17,696,800
Ascendis Pharma A/S sponsored ADR (a)	326,000	21,320,400
Atara Biotherapeutics, Inc. (a)	420,000	16,380,000
Audentes Therapeutics, Inc. (a)	260,000	7,813,000
BeiGene Ltd. ADR (a)	185,000	31,080,000
Biogen, Inc. (a)	234,000	64,073,880
BioMarin Pharmaceutical, Inc. (a)	116,000	9,404,120
bluebird bio, Inc. (a)	71,524	12,212,723
Blueprint Medicines Corp. (a)	300,000	27,510,000
Cellectis SA sponsored ADR (a)	154,600	4,871,446
Coherus BioSciences, Inc. (a)(b)	212,120	2,343,926
CytomX Therapeutics, Inc. (a)	103,500	2,944,575
Five Prime Therapeutics, Inc. (a)	156,387	2,686,729
Global Blood Therapeutics, Inc. (a)	155,000	7,486,500
GlycoMimetics, Inc. (a)(b)	480,000	7,790,400
Heron Therapeutics, Inc. (a)	245,050	6,763,380
Insmed, Inc. (a)	868,700	19,563,124
Intercept Pharmaceuticals, Inc. (a)(b)	106,651	6,561,170
La Jolla Pharmaceutical Co. (a)(b)	200,000	5,956,000
Loxo Oncology, Inc. (a)	136,000	15,690,320
Neurocrine Biosciences, Inc. (a)	440,200	36,505,786
Prothena Corp. PLC (a)	19,500	715,845
Sage Therapeutics, Inc. (a)	5,100	821,457
Sarepta Therapeutics, Inc. (a)	590,000	43,713,100
Spark Therapeutics, Inc. (a)(b)	220,000	14,649,800
TESARO, Inc. (a)(b)	344,000	19,656,160
uniQure B.V. (a)	166,045	3,902,058
Vertex Pharmaceuticals, Inc. (a)	550,000	89,639,000
Xencor, Inc. (a)	374,101	11,215,548
Zai Lab Ltd. ADR (b)	260,000	5,551,000
		781,833,542
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	203,800	5,637,108
Health Care Equipment & Supplies - 26.9%
Health Care Equipment - 26.9%
Atricure, Inc. (a)	535,000	10,978,200
Baxter International, Inc.	1,020,000	66,340,800
Becton, Dickinson & Co.	786,000	170,326,200
Boston Scientific Corp. (a)	5,300,000	144,796,000
Danaher Corp.	230,000	22,519,300
DexCom, Inc. (a)(b)	517,322	38,364,600
Edwards Lifesciences Corp. (a)	217,300	30,317,696
Fisher & Paykel Healthcare Corp.	720,000	6,868,541
Insulet Corp. (a)	440,900	38,217,212
Integra LifeSciences Holdings Corp. (a)	600,000	33,204,000
Intuitive Surgical, Inc. (a)	114,000	47,062,620
Penumbra, Inc. (a)	266,000	30,762,900
Stryker Corp.	340,000	54,712,800
Wright Medical Group NV (a)(b)	1,246,400	24,728,576
		719,199,445
Health Care Providers & Services - 19.8%
Health Care Distributors & Services - 0.8%
Amplifon SpA	420,000	7,467,601
EBOS Group Ltd.	1,000,000	12,972,465
		20,440,066
Health Care Facilities - 1.4%
HCA Holdings, Inc.	400,000	38,800,000
Health Care Services - 1.4%
Diplomat Pharmacy, Inc. (a)	230,000	4,634,500
G1 Therapeutics, Inc.	290,000	10,744,500
Premier, Inc. (a)	290,000	9,079,900
United Drug PLC (United Kingdom)	1,040,000	12,665,162
		37,124,062
Managed Health Care - 16.2%
Cigna Corp.	404,000	67,766,960
Humana, Inc.	486,000	130,651,380
Molina Healthcare, Inc. (a)	35,400	2,873,772
UnitedHealth Group, Inc.	1,090,000	233,259,998
		434,552,110

TOTAL HEALTH CARE PROVIDERS & SERVICES		530,916,238

Health Care Technology - 2.8%
Health Care Technology - 2.8%
athenahealth, Inc. (a)	88,000	12,586,640
Castlight Health, Inc. (a)	700,500	2,556,825
Castlight Health, Inc. Class B (a)	449,262	1,639,806
Cerner Corp. (a)	270,000	15,660,000
Medidata Solutions, Inc. (a)	112,000	7,034,720
Teladoc, Inc. (a)	900,000	36,270,000
		75,747,991
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Benefitfocus, Inc. (a)(b)	570,585	13,922,274
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	85,000	5,686,500
Hangzhou Tigermed Consulting Co. Ltd. Class A	720,000	6,148,240
Lonza Group AG	69,000	16,253,975
		28,088,715
Pharmaceuticals - 16.2%
Pharmaceuticals - 16.2%
Allergan PLC	186,000	31,301,940
AstraZeneca PLC (United Kingdom)	1,220,000	83,864,309
Avexis, Inc. (a)	60,000	7,414,800
Bristol-Myers Squibb Co.	700,000	44,275,000
CymaBay Therapeutics, Inc. (a)	396,200	5,146,638
Dechra Pharmaceuticals PLC	900,000	33,183,756
Impax Laboratories, Inc. (a)	160,000	3,112,000
Indivior PLC (a)	2,300,000	13,152,844
Jazz Pharmaceuticals PLC (a)	52,000	7,851,480
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,540,000	21,303,602
Mylan NV (a)	150,000	6,175,500
MyoKardia, Inc. (a)	124,743	6,087,458
Nektar Therapeutics (a)	585,000	62,162,100
Roche Holding AG (participation certificate)	290,000	66,525,167
RPI International Holdings LP (a)(c)(d)	41,845	5,855,162
The Medicines Company (a)	366,800	12,082,392
TherapeuticsMD, Inc. (a)(b)	1,000,000	4,870,000
Theravance Biopharma, Inc. (a)(b)	433,508	10,512,569
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,199,944	9,352,684
		434,229,401
TOTAL COMMON STOCKS
(Cost $2,018,363,137)		2,589,574,714

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	25,477	5,721,982
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	2,917,753
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	997,101	2,572,521
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Generation Bio Series B(c)(d)	49,800	455,456
Harmony Biosciences II, Inc. Series A(c)(d)	3,606,378	3,606,378
		4,061,834

TOTAL CONVERTIBLE PREFERRED STOCKS		15,274,090

Nonconvertible Preferred Stocks - 0.5%
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Sartorius AG (non-vtg.)	100,000	13,965,607
TOTAL PREFERRED STOCKS
(Cost $22,695,089)		29,239,697

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.72% (e)	35,106,988	35,114,009
Fidelity Securities Lending Cash Central Fund 1.72% (e)(f)	58,602,418	58,614,139
TOTAL MONEY MARKET FUNDS
(Cost $93,722,058)		93,728,148
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,134,780,284)		2,712,542,559
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(34,617,807)
NET ASSETS - 100%		$2,677,924,752

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,129,251 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B 0.00	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$381,831
Fidelity Securities Lending Cash Central Fund	458,977
Total	$840,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,589,574,714	$2,433,330,076	$150,389,476	$5,855,162
Preferred Stocks	29,239,697	13,965,607	--	15,274,090
Money Market Funds	93,728,148	93,728,148	--	--
Total Investments in Securities:	$2,712,542,559	$2,541,023,831	$150,389,476	$21,129,252

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.8%
United Kingdom	4.8%
Switzerland	3.2%
Ireland	2.0%
Cayman Islands	1.8%
China	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,355,018) — See accompanying schedule: Unaffiliated issuers (cost $2,041,058,226)	$2,618,814,411
Fidelity Central Funds (cost $93,722,058)	93,728,148
Total Investment in Securities (cost $2,134,780,284)		$2,712,542,559
Cash		864,889
Receivable for investments sold		31,323,714
Receivable for fund shares sold		437,337
Dividends receivable		1,638,923
Distributions receivable from Fidelity Central Funds		122,098
Total assets		2,746,929,520
Liabilities
Payable for investments purchased	$9,304,913
Payable for fund shares redeemed	1,071,477
Other payables and accrued expenses	25,751
Collateral on securities loaned	58,602,627
Total liabilities		69,004,768
Net Assets		$2,677,924,752
Net Assets consist of:
Paid in capital		$2,044,798,330
Undistributed net investment income		4,902,902
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		50,447,561
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		577,775,959
Net Assets, for 6,652,207 shares outstanding		$2,677,924,752
Net Asset Value, offering price and redemption price per share ($2,677,924,752 ÷ 6,652,207 shares)		$402.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$12,847,072
Income from Fidelity Central Funds (including $458,977 from security lending)		840,808
Total income		13,687,880
Expenses
Custodian fees and expenses	$37,208
Independent directors' fees and expenses	4,472
Miscellaneous	29
Total expenses before reductions	41,709
Expense reductions	(773)	40,936
Net investment income (loss)		13,646,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	63,376,711
Fidelity Central Funds	306
Foreign currency transactions	(70,107)
Total net realized gain (loss)		63,306,910
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	31,742,412
Fidelity Central Funds	(1,945)
Assets and liabilities in foreign currencies	(34,717)
Total change in net unrealized appreciation (depreciation)		31,705,750
Net gain (loss)		95,012,660
Net increase (decrease) in net assets resulting from operations		$108,659,604

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,646,944	$19,629,276
Net realized gain (loss)	63,306,910	68,783,111
Change in net unrealized appreciation (depreciation)	31,705,750	231,574,812
Net increase (decrease) in net assets resulting from operations	108,659,604	319,987,199
Distributions to shareholders from net investment income	(11,081,712)	(17,273,204)
Distributions to shareholders from net realized gain	(75,390,756)	–
Total distributions	(86,472,468)	(17,273,204)
Affiliated share transactions
Proceeds from sales of shares	357,688,696	320,100,993
Reinvestment of distributions	86,472,468	17,272,856
Cost of shares redeemed	(123,522,254)	(263,237,243)
Net increase (decrease) in net assets resulting from share transactions	320,638,910	74,136,606
Total increase (decrease) in net assets	342,826,046	376,850,601
Net Assets
Beginning of period	2,335,098,706	1,958,248,105
End of period	$2,677,924,752	$2,335,098,706
Other Information
Undistributed net investment income end of period	$4,902,902	$2,337,670
Shares
Sold	899,203	930,340
Issued in reinvestment of distributions	224,594	48,063
Redeemed	(307,598)	(759,261)
Net increase (decrease)	816,199	219,142

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Care Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$400.12	$348.64	$326.12	$309.84	$222.42	$163.64
Income from Investment Operations
Net investment income (loss)A	2.16	3.39	2.85	2.36	1.34	1.73
Net realized and unrealized gain (loss)	14.27	51.07	22.25	15.99	87.35	58.70
Total from investment operations	16.43	54.46	25.10	18.35	88.69	60.43
Distributions from net investment income	(1.76)	(2.98)	(2.58)	(2.07)	(1.27)	(1.65)
Distributions from net realized gain	(12.23)	–	–	–	–	–
Total distributions	(13.99)	(2.98)	(2.58)	(2.07)	(1.27)	(1.65)
Net asset value, end of period	$402.56	$400.12	$348.64	$326.12	$309.84	$222.42
Total ReturnB,C	4.27%	15.72%	7.73%	5.85%	39.95%	37.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.01%	.01%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.01%	.01%
Net investment income (loss)	1.08%F	.95%	.85%	.66%	.49%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,677,925	$2,335,099	$1,958,248	$1,749,910	$1,806,204	$1,415,691
Portfolio turnover rateH	85%F	79%I	68%	97%	131%I	113%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
United Technologies Corp.	6.1
Northrop Grumman Corp.	5.0
Honeywell International, Inc.	4.7
General Dynamics Corp.	4.2
Union Pacific Corp.	3.9
The Boeing Co.	3.5
FedEx Corp.	3.1
Caterpillar, Inc.	3.0
IHS Markit Ltd.	2.8
Fortive Corp.	2.7
39.0

Top Industries (% of fund's net assets)

As of March 31, 2018
Aerospace & Defense	28.9%
Machinery	20.6%
Industrial Conglomerates	7.3%
Road & Rail	7.3%
Electrical Equipment	6.4%
All Others*	29.5%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
Astronics Corp. (a)	130,405	$4,864,107
Axon Enterprise, Inc. (a)(b)	266,500	10,476,115
Bombardier, Inc. Class B (sub. vtg.) (a)	5,346,400	15,561,765
Elbit Systems Ltd.	54,600	6,637,722
General Dynamics Corp.	346,089	76,451,060
Huntington Ingalls Industries, Inc.	83,300	21,471,408
Moog, Inc. Class A	125,800	10,367,178
Northrop Grumman Corp.	263,696	92,061,548
Raytheon Co.	217,414	46,922,289
Spirit AeroSystems Holdings, Inc. Class A	192,300	16,095,510
Teledyne Technologies, Inc. (a)	115,556	21,628,617
Textron, Inc.	161,200	9,505,964
The Boeing Co.	197,900	64,887,452
TransDigm Group, Inc.	62,772	19,267,238
United Technologies Corp.	879,386	110,644,345
		526,842,318
Air Freight & Logistics - 4.9%
Air Freight & Logistics - 4.9%
Air Transport Services Group, Inc. (a)	236,200	5,508,184
FedEx Corp.	231,300	55,537,443
XPO Logistics, Inc. (a)	276,000	28,099,560
		89,145,187
Airlines - 4.2%
Airlines - 4.2%
Allegiant Travel Co.	66,800	11,526,340
Delta Air Lines, Inc.	456,700	25,031,727
Southwest Airlines Co.	533,133	30,537,858
Spirit Airlines, Inc. (a)	276,800	10,457,504
		77,553,429
Building Products - 4.1%
Building Products - 4.1%
A.O. Smith Corp.	212,106	13,487,821
Fortune Brands Home & Security, Inc.	171,241	10,084,382
Johnson Controls International PLC	799,400	28,170,856
Masco Corp.	588,100	23,782,764
		75,525,823
Commercial Services & Supplies - 2.9%
Diversified Support Services - 1.8%
Cintas Corp.	115,000	19,616,700
KAR Auction Services, Inc.	246,500	13,360,300
		32,977,000
Environmental & Facility Services - 1.1%
Waste Connection, Inc. (United States)	269,450	19,330,343

TOTAL COMMERCIAL SERVICES & SUPPLIES		52,307,343

Construction & Engineering - 4.4%
Construction & Engineering - 4.4%
AECOM (a)	356,735	12,710,468
Fluor Corp.	397,300	22,733,506
Jacobs Engineering Group, Inc.	461,600	27,303,640
KBR, Inc.	1,044,100	16,903,979
		79,651,593
Electrical Equipment - 6.4%
Electrical Components & Equipment - 6.4%
Acuity Brands, Inc.	82,300	11,455,337
AMETEK, Inc.	446,017	33,883,911
Emerson Electric Co.	326,800	22,320,440
Fortive Corp.	644,987	49,999,392
		117,659,080
Electronic Equipment & Components - 0.6%
Electronic Equipment & Instruments - 0.6%
ADT, Inc. (b)	1,464,000	11,609,520
Household Durables - 0.7%
Homebuilding - 0.7%
Lennar Corp. Class A	106,600	6,283,004
TRI Pointe Homes, Inc. (a)	370,300	6,084,029
		12,367,033
Industrial Conglomerates - 7.3%
Industrial Conglomerates - 7.3%
General Electric Co.	1,808,144	24,373,781
Honeywell International, Inc.	590,412	85,320,438
ITT, Inc.	491,300	24,063,874
		133,758,093
Machinery - 20.6%
Agricultural & Farm Machinery - 1.6%
Deere & Co.	188,300	29,246,756
Construction Machinery & Heavy Trucks - 7.2%
Allison Transmission Holdings, Inc.	929,646	36,311,973
Caterpillar, Inc.	375,269	55,307,145
WABCO Holdings, Inc. (a)	230,400	30,843,648
Wabtec Corp. (b)	108,301	8,815,701
		131,278,467
Industrial Machinery - 11.8%
Flowserve Corp.	198,109	8,584,063
Gardner Denver Holdings, Inc.	892,600	27,384,968
IDEX Corp.	111,206	15,847,967
Ingersoll-Rand PLC	583,162	49,866,183
Lincoln Electric Holdings, Inc.	121,600	10,937,920
Parker Hannifin Corp.	203,400	34,787,502
SMC Corp.	11,700	4,735,858
Snap-On, Inc.	268,158	39,564,031
The Weir Group PLC	222,400	6,223,383
Xylem, Inc.	226,100	17,391,612
		215,323,487

TOTAL MACHINERY		375,848,710

Professional Services - 3.5%
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	233,700	13,528,893
Research & Consulting Services - 2.8%
IHS Markit Ltd. (a)	1,041,090	50,222,182

TOTAL PROFESSIONAL SERVICES		63,751,075

Road & Rail - 7.3%
Railroads - 5.7%
Norfolk Southern Corp.	232,414	31,557,173
Union Pacific Corp.	530,300	71,288,229
		102,845,402
Trucking - 1.6%
J.B. Hunt Transport Services, Inc.	126,070	14,769,101
Old Dominion Freight Lines, Inc.	100,874	14,825,452
		29,594,553

TOTAL ROAD & RAIL		132,439,955

Specialty Retail - 0.9%
Home Improvement Retail - 0.9%
Lowe's Companies, Inc.	187,700	16,470,675
Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Bunzl PLC	398,600	11,715,990
Univar, Inc. (a)	955,578	26,517,290
		38,233,280
TOTAL COMMON STOCKS
(Cost $1,425,470,023)		1,803,163,114

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.72% (c)	21,098,371	21,102,591
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	6,112,759	6,113,982
TOTAL MONEY MARKET FUNDS
(Cost $27,215,961)		27,216,573
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,452,685,984)		1,830,379,687
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(4,742,549)
NET ASSETS - 100%		$1,825,637,138

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$152,408
Fidelity Securities Lending Cash Central Fund	34,627
Total	$187,035

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.5%
Ireland	4.2%
Bermuda	2.8%
Canada	1.9%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,137,649) — See accompanying schedule: Unaffiliated issuers (cost $1,425,470,023)	$1,803,163,114
Fidelity Central Funds (cost $27,215,961)	27,216,573
Total Investment in Securities (cost $1,452,685,984)		$1,830,379,687
Cash		631,276
Receivable for fund shares sold		319,398
Dividends receivable		1,225,656
Distributions receivable from Fidelity Central Funds		39,869
Total assets		1,832,595,886
Liabilities
Payable for fund shares redeemed	$836,659
Other payables and accrued expenses	8,405
Collateral on securities loaned	6,113,684
Total liabilities		6,958,748
Net Assets		$1,825,637,138
Net Assets consist of:
Paid in capital		$1,365,480,619
Undistributed net investment income		3,417,662
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		79,040,868
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		377,697,989
Net Assets, for 6,281,027 shares outstanding		$1,825,637,138
Net Asset Value, offering price and redemption price per share ($1,825,637,138 ÷ 6,281,027 shares)		$290.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$11,094,644
Income from Fidelity Central Funds (including $34,627 from security lending)		187,035
Total income		11,281,679
Expenses
Custodian fees and expenses	$11,517
Independent directors' fees and expenses	3,102
Miscellaneous	20
Total expenses		14,639
Net investment income (loss)		11,267,040
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,892,570
Fidelity Central Funds	271
Foreign currency transactions	(14,564)
Total net realized gain (loss)		90,878,277
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,470,090
Fidelity Central Funds	(159)
Assets and liabilities in foreign currencies	1,317
Total change in net unrealized appreciation (depreciation)		5,471,248
Net gain (loss)		96,349,525
Net increase (decrease) in net assets resulting from operations		$107,616,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,267,040	$23,192,939
Net realized gain (loss)	90,878,277	88,063,093
Change in net unrealized appreciation (depreciation)	5,471,248	172,542,231
Net increase (decrease) in net assets resulting from operations	107,616,565	283,798,263
Distributions to shareholders from net investment income	(9,720,934)	(21,372,265)
Distributions to shareholders from net realized gain	(84,959,878)	(5,046,225)
Total distributions	(94,680,812)	(26,418,490)
Affiliated share transactions
Proceeds from sales of shares	202,037,942	201,502,135
Reinvestment of distributions	94,680,812	26,417,849
Cost of shares redeemed	(92,626,798)	(252,925,995)
Net increase (decrease) in net assets resulting from share transactions	204,091,956	(25,006,011)
Total increase (decrease) in net assets	217,027,709	232,373,762
Net Assets
Beginning of period	1,608,609,429	1,376,235,667
End of period	$1,825,637,138	$1,608,609,429
Other Information
Undistributed net investment income end of period	$3,417,662	$1,871,556
Shares
Sold	680,753	753,811
Issued in reinvestment of distributions	322,578	100,435
Redeemed	(314,071)	(944,532)
Net increase (decrease)	689,260	(90,286)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Industrials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$287.67	$242.21	$209.67	$216.95	$198.24	$152.47
Income from Investment Operations
Net investment income (loss)A	1.91	4.16	3.47	3.40	3.18	3.15
Net realized and unrealized gain (loss)	17.79	46.01	32.56	(7.35)	18.69	45.71
Total from investment operations	19.70	50.17	36.03	(3.95)	21.87	48.86
Distributions from net investment income	(1.69)	(3.85)	(3.49)	(3.33)	(3.16)	(3.09)
Distributions from net realized gain	(15.02)	(.86)	–	–	–	–
Total distributions	(16.71)	(4.71)	(3.49)	(3.33)	(3.16)	(3.09)
Net asset value, end of period	$290.66	$287.67	$242.21	$209.67	$216.95	$198.24
Total ReturnB,C	6.81%	20.91%	17.24%	(1.95)%	11.03%	32.33%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.29%G	1.56%	1.50%	1.48%	1.46%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,825,637	$1,608,609	$1,376,236	$1,173,665	$1,301,010	$1,198,480
Portfolio turnover rateH	68%G	65%I	60%	83%	77%I	73%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Microsoft Corp.	12.3
NVIDIA Corp.	4.5
Tesla, Inc.	3.4
Salesforce.com, Inc.	3.2
Adobe Systems, Inc.	2.9
Qualcomm, Inc.	2.9
Parametric Technology Corp.	2.8
Activision Blizzard, Inc.	2.7
Alibaba Group Holding Ltd. sponsored ADR	2.6
Apple, Inc.	2.5
39.8

Top Industries (% of fund's net assets)

As of March 31, 2018
Software	40.8%
Semiconductors & Semiconductor Equipment	22.5%
Internet Software & Services	13.6%
IT Services	6.9%
Automobiles	3.4%
All Others*	12.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Information Technology Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	764,600	$7,875,380
Automobiles - 3.4%
Automobile Manufacturers - 3.4%
Tesla, Inc. (a)(b)	626,270	166,669,235
Biotechnology - 0.3%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	100,600	16,900,800
Communications Equipment - 0.8%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (b)	305,100	12,194,847
Hytera Communications Corp. Ltd. Class A	8,394,050	15,654,265
Palo Alto Networks, Inc. (b)	68,400	12,415,968
		40,265,080
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	387	296
Diversified Consumer Services - 0.9%
Education Services - 0.9%
China Online Education Group sponsored ADR (a)(b)	7,143	69,430
TAL Education Group ADR	1,207,278	44,777,941
		44,847,371
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jianpu Technology, Inc. ADR (b)	1,345,600	7,441,168
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	548,245	4,425,507
Electronic Equipment & Components - 3.1%
Electronic Components - 0.2%
E Ink Holdings, Inc.	5,989,000	10,285,958
Electronic Equipment & Instruments - 1.9%
Chroma ATE, Inc.	9,602,018	56,729,827
Trimble, Inc. (b)	934,100	33,515,508
		90,245,335
Technology Distributors - 1.0%
Dell Technologies, Inc. (b)	680,569	49,824,456

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		150,355,749

Internet & Direct Marketing Retail - 1.8%
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (b)	33,229	48,093,661
Netflix, Inc. (b)	132,600	39,163,410
		87,257,071
Internet Software & Services - 13.3%
Internet Software & Services - 13.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	685,600	125,835,024
Alphabet, Inc.:
Class A (b)	68,381	70,920,670
Class C (b)	68,433	70,608,485
Endurance International Group Holdings, Inc. (b)	916,280	6,780,472
Envestnet, Inc. (b)	434	24,868
Facebook, Inc. Class A (b)	190,775	30,483,937
GoDaddy, Inc. (b)	465,300	28,578,726
LogMeIn, Inc.	383,743	44,341,504
MercadoLibre, Inc.	95,300	33,963,967
MongoDB, Inc. Class A	9,300	403,620
NetEase, Inc. ADR	129,562	36,327,889
New Relic, Inc. (b)	169,800	12,585,576
Nutanix, Inc.:
Class A (b)	598,700	29,402,157
Class B (c)	68,486	3,363,347
Okta, Inc.	52,200	2,080,170
SMS Co., Ltd.	963,656	41,071,190
Tencent Holdings Ltd.	1,052,571	56,501,558
Xunlei Ltd. sponsored ADR (a)(b)	1,814,788	18,311,211
Yandex NV Series A (b)	965,300	38,081,085
		649,665,456
IT Services - 6.9%
Data Processing & Outsourced Services - 4.0%
FleetCor Technologies, Inc. (b)	265,100	53,682,750
Global Payments, Inc.	195,556	21,808,405
PayPal Holdings, Inc. (b)	1,246,000	94,534,020
Square, Inc. (b)	556,600	27,384,720
		197,409,895
IT Consulting & Other Services - 2.9%
Cognizant Technology Solutions Corp. Class A	1,325,042	106,665,881
DXC Technology Co.	320,800	32,250,024
		138,915,905

TOTAL IT SERVICES		336,325,800

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(d)	1,008,062	2,129,526
Machinery - 0.9%
Industrial Machinery - 0.9%
Minebea Mitsumi, Inc.	2,136,257	45,614,171
Media - 0.8%
Advertising - 0.0%
iCar Asia Ltd. (b)	4,023,682	715,339
iCar Asia Ltd. warrants 6/12/19 (b)	591,718	29,654
		744,993
Cable & Satellite - 0.7%
Naspers Ltd. Class N	132,845	32,449,920
Publishing - 0.1%
China Literature Ltd. (b)(c)	661,095	6,173,051

TOTAL MEDIA		39,367,964

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (b)	86,205	3,896,466
Semiconductors & Semiconductor Equipment - 22.5%
Semiconductor Equipment - 5.7%
Applied Materials, Inc.	344,600	19,163,206
ASM Pacific Technology Ltd.	4,739,400	66,770,259
ASML Holding NV	151,400	30,061,984
Ferrotec Holdings Corp.	597,700	15,042,908
GlobalWafers Co. Ltd.	2,640,000	42,620,868
KLA-Tencor Corp.	208,200	22,695,882
Screen Holdings Co. Ltd.	151,400	13,887,167
Sino-American Silicon Products, Inc.	18,815,000	69,475,742
SunEdison, Inc. (b)(d)	1,200	0
		279,718,016
Semiconductors - 16.8%
Acacia Communications, Inc. (a)(b)	77,300	2,972,958
Advanced Micro Devices, Inc. (a)(b)	2,915,288	29,298,644
ams AG	739,520	77,247,351
ASPEED Tech, Inc.	366,000	10,950,142
Broadcom Ltd.	101,800	23,989,170
Cree, Inc. (b)	918,200	37,012,642
Global Unichip Corp.	629,000	6,849,051
Himax Technologies, Inc. sponsored ADR (a)	5,180,390	31,911,202
Inphi Corp. (a)(b)	411,229	12,377,993
International Quantum Epitaxy PLC (a)(b)	11,294,100	20,345,779
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	1,130,917	18,773,222
Marvell Technology Group Ltd.	2,298,481	48,268,101
Monolithic Power Systems, Inc.	111,943	12,959,641
Nanya Technology Corp.	34,236,000	107,955,865
NVIDIA Corp.	945,950	219,072,561
Qualcomm, Inc.	2,533,192	140,364,169
Semtech Corp. (b)	270,694	10,570,601
Silicon Laboratories, Inc. (b)	53,900	4,845,610
Silicon Motion Technology Corp. sponsored ADR (a)	163,857	7,884,799
		823,649,501

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,103,367,517

Software - 40.8%
Application Software - 19.1%
Adobe Systems, Inc. (b)	658,713	142,334,705
Atlassian Corp. PLC (b)	30,140	1,625,149
Autodesk, Inc. (b)	852,444	107,049,918
Bilibili, Inc. ADR (b)	611,200	6,723,200
Citrix Systems, Inc. (b)	1,007,557	93,501,290
Ellie Mae, Inc. (b)	271,100	24,924,934
HubSpot, Inc. (b)	18,900	2,046,870
Intuit, Inc.	296,800	51,450,280
Parametric Technology Corp. (b)	1,722,185	134,347,652
RealPage, Inc. (b)	16,042	826,163
Salesforce.com, Inc. (b)	1,356,009	157,703,847
Snap, Inc. Class A (a)(b)	1,483,200	23,538,384
Splunk, Inc. (b)	220,700	21,714,673
SS&C Technologies Holdings, Inc.	243,266	13,048,788
Ultimate Software Group, Inc. (b)	350,124	85,325,219
Workday, Inc. Class A (b)	341,051	43,350,993
Zendesk, Inc. (b)	495,749	23,731,505
		933,243,570
Home Entertainment Software - 7.5%
Activision Blizzard, Inc.	1,983,359	133,797,398
Electronic Arts, Inc. (b)	983,215	119,204,987
Nintendo Co. Ltd.	135,700	59,761,308
Nintendo Co. Ltd. ADR	459,484	25,505,957
Take-Two Interactive Software, Inc. (b)	284,065	27,775,876
		366,045,526
Systems Software - 14.2%
Microsoft Corp.	6,597,115	602,118,682
Oracle Corp.	410,521	18,781,336
Red Hat, Inc. (b)	400,900	59,938,559
ServiceNow, Inc. (b)	104,000	17,206,800
		698,045,377

TOTAL SOFTWARE		1,997,334,473

Technology Hardware, Storage & Peripherals - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	726,483	121,889,318
Primax Electronics Ltd.	5,265,000	11,248,878
		133,138,196
TOTAL COMMON STOCKS
(Cost $3,766,483,291)		4,836,877,226

Convertible Preferred Stocks - 1.0%
Internet & Direct Marketing Retail - 0.7%
Internet & Direct Marketing Retail - 0.7%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	2,771,770	15,491,589
Series B (b)(d)(e)	3,479,801	19,448,817
		34,940,406
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	489,912	17,195,911
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		52,136,317

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.72% (f)	49,364,228	49,374,101
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	257,477,453	257,528,949
TOTAL MONEY MARKET FUNDS
(Cost $306,877,302)		306,903,050
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $4,103,156,239)		5,195,916,593
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(298,583,041)
NET ASSETS - 100%		$4,897,333,552

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,536,398 or 0.2% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,136,317 or 1.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$551,805
Fidelity Securities Lending Cash Central Fund	2,350,678
Total	$2,902,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,836,877,226	$4,704,557,839	$130,189,861	$2,129,526
Convertible Preferred Stocks	52,136,317	--	--	52,136,317
Money Market Funds	306,903,050	306,903,050	--	--
Total Investments in Securities:	$5,195,916,593	$5,011,460,889	$130,189,861	$54,265,843

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$63,406,523
Level 2 to Level 1	$59,292,324

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	204,517
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	1,925,009
Transfers out of Level 3	--
Ending Balance	$2,129,526
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$204,517
Convertible Preferred Stocks
Beginning Balance	$58,834,506
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(6,698,189)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$52,136,317
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2018	$(6,698,189)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.6%
Cayman Islands	9.1%
Taiwan	6.4%
Japan	4.0%
Austria	1.6%
Netherlands	1.4%
Bermuda	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $257,223,510) — See accompanying schedule: Unaffiliated issuers (cost $3,796,278,937)	$4,889,013,543
Fidelity Central Funds (cost $306,877,302)	306,903,050
Total Investment in Securities (cost $4,103,156,239)		$5,195,916,593
Cash		1,850,219
Receivable for investments sold		39,616,029
Receivable for fund shares sold		839,485
Dividends receivable		2,156,167
Distributions receivable from Fidelity Central Funds		509,391
Other receivables		23,964
Total assets		5,240,911,848
Liabilities
Payable for investments purchased	$83,859,555
Payable for fund shares redeemed	2,114,915
Other payables and accrued expenses	97,498
Collateral on securities loaned	257,506,328
Total liabilities		343,578,296
Net Assets		$4,897,333,552
Net Assets consist of:
Paid in capital		$2,980,811,532
Undistributed net investment income		5,743,254
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		818,012,100
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,092,766,666
Net Assets, for 10,949,654 shares outstanding		$4,897,333,552
Net Asset Value, offering price and redemption price per share ($4,897,333,552 ÷ 10,949,654 shares)		$447.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$11,485,720
Income from Fidelity Central Funds (including $2,350,678 from security lending)		2,902,483
Total income		14,388,203
Expenses
Custodian fees and expenses	$140,931
Independent directors' fees and expenses	7,998
Interest	824
Miscellaneous	52
Total expenses before reductions	149,805
Expense reductions	(678)	149,127
Net investment income (loss)		14,239,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	929,205,346
Fidelity Central Funds	2,785
Foreign currency transactions	158,924
Total net realized gain (loss)		929,367,055
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(428,421,252)
Fidelity Central Funds	(4,278)
Assets and liabilities in foreign currencies	4,492
Total change in net unrealized appreciation (depreciation)		(428,421,038)
Net gain (loss)		500,946,017
Net increase (decrease) in net assets resulting from operations		$515,185,093

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,239,076	$26,875,134
Net realized gain (loss)	929,367,055	522,050,167
Change in net unrealized appreciation (depreciation)	(428,421,038)	713,079,382
Net increase (decrease) in net assets resulting from operations	515,185,093	1,262,004,683
Distributions to shareholders from net investment income	(10,029,190)	(25,333,085)
Distributions to shareholders from net realized gain	(557,750,410)	(20,739,156)
Total distributions	(567,779,600)	(46,072,241)
Affiliated share transactions
Proceeds from sales of shares	601,526,724	376,031,682
Reinvestment of distributions	567,779,600	46,071,593
Cost of shares redeemed	(223,301,182)	(853,394,538)
Net increase (decrease) in net assets resulting from share transactions	946,005,142	(431,291,263)
Total increase (decrease) in net assets	893,410,635	784,641,179
Net Assets
Beginning of period	4,003,922,917	3,219,281,738
End of period	$4,897,333,552	$4,003,922,917
Other Information
Undistributed net investment income end of period	$5,743,254	$1,533,368
Shares
Sold	1,301,655	1,106,380
Issued in reinvestment of distributions	1,325,072	132,818
Redeemed	(480,300)	(2,184,326)
Net increase (decrease)	2,146,427	(945,128)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Information Technology Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$454.82	$330.24	$260.71	$262.98	$222.50	$191.01
Income from Investment Operations
Net investment income (loss)A	1.44	2.78	2.48	2.24B	2.33	1.80
Net realized and unrealized gain (loss)	53.83	126.52	69.42	(2.37)	39.88	31.33
Total from investment operations	55.27	129.30	71.90	(.13)	42.21	33.13
Distributions from net investment income	(1.06)	(2.67)	(2.37)	(2.14)	(1.73)	(1.64)
Distributions from net realized gain	(61.77)	(2.05)	–	–	–	–
Total distributions	(62.83)	(4.72)	(2.37)	(2.14)	(1.73)	(1.64)
Net asset value, end of period	$447.26	$454.82	$330.24	$260.71	$262.98	$222.50
Total ReturnC,D	12.77%	39.59%	27.68%	(.11)%	19.01%	17.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.62%G	.73%	.86%	.81%B	.94%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$4,897,334	$4,003,923	$3,219,282	$2,532,510	$2,472,588	$1,985,824
Portfolio turnover rateH	100%G	70%I	99%	138%	179%I	157%I

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
DowDuPont, Inc.	20.4
LyondellBasell Industries NV Class A	9.6
The Chemours Co. LLC	5.6
Linde AG	4.9
WestRock Co.	4.2
Sherwin-Williams Co.	3.7
Steel Dynamics, Inc.	3.0
Freeport-McMoRan, Inc.	2.9
Olin Corp.	2.9
Westlake Chemical Corp.	2.8
60.0

Top Industries (% of fund's net assets)

As of March 31, 2018
Chemicals	67.2%
Metals & Mining	14.2%
Containers & Packaging	10.3%
Construction Materials	5.8%
Trading Companies & Distributors	1.1%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Materials Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	41,900	$1,217,195
Chemicals - 65.3%
Commodity Chemicals - 18.9%
Alpek SA de CV	872,500	1,229,257
Cabot Corp.	35,900	2,000,348
Ciner Resources LP	38,800	1,049,540
LG Chemical Ltd.	8,945	3,246,174
LyondellBasell Industries NV Class A	467,255	49,379,508
Olin Corp.	482,100	14,651,019
Orion Engineered Carbons SA	122,700	3,325,170
Tronox Ltd. Class A	418,400	7,715,296
Westlake Chemical Corp.	127,860	14,211,639
		96,807,951
Diversified Chemicals - 28.9%
Ashland Global Holdings, Inc.	60,600	4,229,274
DowDuPont, Inc.	1,639,850	104,474,845
Eastman Chemical Co.	82,551	8,715,735
Huntsman Corp.	72,800	2,129,400
The Chemours Co. LLC	588,236	28,652,976
		148,202,230
Fertilizers & Agricultural Chemicals - 5.0%
CF Industries Holdings, Inc.	132,615	5,003,564
FMC Corp.	143,200	10,964,824
Nutrien Ltd.	30,587	1,445,603
The Mosaic Co.	134,900	3,275,372
The Scotts Miracle-Gro Co. Class A	57,172	4,902,499
		25,591,862
Industrial Gases - 4.9%
Linde AG	118,500	24,947,804
Specialty Chemicals - 7.6%
Axalta Coating Systems Ltd. (a)	75,391	2,276,054
Celanese Corp. Class A	77,100	7,726,191
Frutarom Industries Ltd.	22,500	2,059,742
Platform Specialty Products Corp. (a)	803,300	7,735,779
Sherwin-Williams Co.	48,700	19,096,244
		38,894,010

TOTAL CHEMICALS		334,443,857

Construction Materials - 5.8%
Construction Materials - 5.8%
CRH PLC sponsored ADR	63,200	2,150,064
Eagle Materials, Inc.	95,270	9,817,574
Martin Marietta Materials, Inc.	34,300	7,110,390
Summit Materials, Inc.	353,491	10,703,707
		29,781,735
Containers & Packaging - 10.3%
Metal & Glass Containers - 1.7%
Aptargroup, Inc.	50,000	4,491,500
Berry Global Group, Inc. (a)	74,900	4,105,269
		8,596,769
Paper Packaging - 8.6%
Avery Dennison Corp.	49,800	5,291,250
Graphic Packaging Holding Co.	745,343	11,441,015
Packaging Corp. of America	54,100	6,097,070
WestRock Co.	331,625	21,280,376
		44,109,711

TOTAL CONTAINERS & PACKAGING		52,706,480

Energy Equipment & Services - 0.6%
Oil & Gas Equipment & Services - 0.6%
Tenaris SA sponsored ADR	81,400	2,822,138
Metals & Mining - 14.2%
Copper - 3.4%
Freeport-McMoRan, Inc.	839,400	14,748,258
Lundin Mining Corp.	392,600	2,574,976
		17,323,234
Diversified Metals & Mining - 2.4%
Alcoa Corp. (a)	116,900	5,255,824
Elkem ASA (a)(b)	419,700	1,628,800
Glencore Xstrata PLC	1,000,741	4,967,492
Ivanhoe Mines Ltd. (a)	356,100	751,808
		12,603,924
Gold - 2.6%
Franco-Nevada Corp.	20,500	1,401,995
Newmont Mining Corp.	307,600	12,017,932
		13,419,927
Steel - 5.8%
Allegheny Technologies, Inc. (a)(c)	69,400	1,643,392
Nucor Corp.	79,600	4,862,764
Reliance Steel & Aluminum Co.	46,700	4,004,058
Ryerson Holding Corp. (a)	267,562	2,180,630
Steel Dynamics, Inc.	342,600	15,149,772
United States Steel Corp.	51,300	1,805,247
		29,645,863

TOTAL METALS & MINING		72,992,948

Trading Companies & Distributors - 1.1%
Trading Companies & Distributors - 1.1%
Univar, Inc. (a)	204,190	5,666,273
TOTAL COMMON STOCKS
(Cost $415,835,875)		499,630,626

Nonconvertible Preferred Stocks - 1.9%
Chemicals - 1.9%
Commodity Chemicals - 1.9%
Braskem SA (PN-A)
(Cost $10,161,363)	661,700	9,620,500

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.72% (d)	4,551,152	4,552,062
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	908,987	909,169
TOTAL MONEY MARKET FUNDS
(Cost $5,461,140)		5,461,231
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $431,458,378)		514,712,357
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,390,131)
NET ASSETS - 100%		$512,322,226

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,628,800 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,902
Fidelity Securities Lending Cash Central Fund	2,839
Total	$67,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$499,630,626	$496,772,569	$2,858,057	$--
Nonconvertible Preferred Stocks	9,620,500	9,620,500	--	--
Money Market Funds	5,461,231	5,461,231	--	--
Total Investments in Securities:	$514,712,357	$511,854,300	$2,858,057	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Netherlands	9.6%
Germany	4.9%
Brazil	1.9%
Australia	1.5%
Luxembourg	1.3%
Canada	1.2%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $925,888) — See accompanying schedule: Unaffiliated issuers (cost $425,997,238)	$509,251,126
Fidelity Central Funds (cost $5,461,140)	5,461,231
Total Investment in Securities (cost $431,458,378)		$514,712,357
Cash		37,099
Receivable for investments sold		1,335,541
Receivable for fund shares sold		87,313
Dividends receivable		384,835
Distributions receivable from Fidelity Central Funds		15,381
Total assets		516,572,526
Liabilities
Payable for investments purchased	$3,091,201
Payable for fund shares redeemed	242,516
Other payables and accrued expenses	7,508
Collateral on securities loaned	909,075
Total liabilities		4,250,300
Net Assets		$512,322,226
Net Assets consist of:
Paid in capital		$398,634,971
Undistributed net investment income		1,764,207
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,668,525
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		83,254,523
Net Assets, for 2,076,063 shares outstanding		$512,322,226
Net Asset Value, offering price and redemption price per share ($512,322,226 ÷ 2,076,063 shares)		$246.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$4,261,873
Income from Fidelity Central Funds (including $2,839 from security lending)		67,741
Total income		4,329,614
Expenses
Custodian fees and expenses	$10,961
Independent directors' fees and expenses	918
Miscellaneous	6
Total expenses		11,885
Net investment income (loss)		4,317,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,187,596
Fidelity Central Funds	(464)
Foreign currency transactions	(18,696)
Total net realized gain (loss)		33,168,436
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,791,471)
Fidelity Central Funds	91
Assets and liabilities in foreign currencies	(978)
Total change in net unrealized appreciation (depreciation)		(34,792,358)
Net gain (loss)		(1,623,922)
Net increase (decrease) in net assets resulting from operations		$2,693,807

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,317,729	$7,828,862
Net realized gain (loss)	33,168,436	25,269,590
Change in net unrealized appreciation (depreciation)	(34,792,358)	62,323,044
Net increase (decrease) in net assets resulting from operations	2,693,807	95,421,496
Distributions to shareholders from net investment income	(3,332,905)	(7,046,584)
Distributions to shareholders from net realized gain	(27,989,724)	–
Total distributions	(31,322,629)	(7,046,584)
Affiliated share transactions
Proceeds from sales of shares	64,649,281	39,935,356
Reinvestment of distributions	31,322,629	7,046,096
Cost of shares redeemed	(28,866,069)	(62,373,158)
Net increase (decrease) in net assets resulting from share transactions	67,105,841	(15,391,706)
Total increase (decrease) in net assets	38,477,019	72,983,206
Net Assets
Beginning of period	473,845,207	400,862,001
End of period	$512,322,226	$473,845,207
Other Information
Undistributed net investment income end of period	$1,764,207	$779,383
Shares
Sold	245,346	176,402
Issued in reinvestment of distributions	120,650	29,792
Redeemed	(109,511)	(265,555)
Net increase (decrease)	256,485	(59,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Materials Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$260.41	$213.34	$188.48	$229.95	$207.20	$180.29
Income from Investment Operations
Net investment income (loss)A	2.22	4.24	4.48	4.34	3.57	3.44B
Net realized and unrealized gain (loss)	1.02C	46.66	24.73	(41.59)	22.68	26.85
Total from investment operations	3.24	50.90	29.21	(37.25)	26.25	30.29
Distributions from net investment income	(1.78)	(3.83)	(4.35)	(4.22)	(3.50)	(3.38)
Distributions from net realized gain	(15.08)	–	–	–	–	–
Total distributions	(16.87)D	(3.83)	(4.35)	(4.22)	(3.50)	(3.38)
Net asset value, end of period	$246.78	$260.41	$213.34	$188.48	$229.95	$207.20
Total ReturnE,F	.94%	24.05%	15.62%	(16.46)%	12.70%	16.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	- %I,J	.01%	- %J	- %J	.01%	- %J
Expenses net of fee waivers, if any	- %I,J	.01%	- %J	- %J	- %J	- %J
Expenses net of all reductions	- %I,J	.01%	- %J	- %J	- %J	- %J
Net investment income (loss)	1.68%I	1.80%	2.21%	1.95%	1.57%	1.79%B
Supplemental Data
Net assets, end of period (000 omitted)	$512,322	$473,845	$400,862	$358,642	$482,472	$400,422
Portfolio turnover rateK	77%I	54%L	56%	72%	65%L	64%L

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $16.87 per share is comprised of distributions from net investment income of $1.783 and distributions from net realized gain of $15.082 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Equinix, Inc.	7.0
Simon Property Group, Inc.	5.1
Public Storage	5.0
AvalonBay Communities, Inc.	4.8
Boston Properties, Inc.	4.5
Ventas, Inc.	3.9
Essex Property Trust, Inc.	3.7
DCT Industrial Trust, Inc.	3.3
Duke Realty Corp.	2.7
SL Green Realty Corp.	2.6
42.6

Top Five REIT Sectors as of March 31, 2018

% of fund's net assets
REITs - Office Property	15.8
REITs - Apartments	14.9
REITs - Diversified	14.5
REITs - Health Care	9.7
REITs - Regional Malls	8.3

Asset Allocation (% of fund's net assets)

As of March 31, 2018
Stocks	98.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

Fidelity® Real Estate Equity Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 97.8%
Industrial REITs - 0.6%
Americold Realty Trust	35,700	$681,156
REITs - Apartments - 14.9%
American Homes 4 Rent Class A	79,400	1,594,352
AvalonBay Communities, Inc.	32,550	5,353,173
Education Realty Trust, Inc.	52,100	1,706,275
Equity Residential (SBI)	46,000	2,834,520
Essex Property Trust, Inc.	17,200	4,139,696
Mid-America Apartment Communities, Inc.	11,841	1,080,373
		16,708,389
REITs - Diversified - 14.5%
Colony NorthStar, Inc.	53,304	299,568
Corrections Corp. of America	48,500	946,720
Duke Realty Corp.	114,700	3,037,256
Equinix, Inc.	18,700	7,819,216
Gaming & Leisure Properties	24,500	820,015
Outfront Media, Inc.	60,900	1,141,266
Washington REIT (SBI)	77,500	2,115,750
		16,179,791
REITs - Health Care - 9.7%
CareTrust (REIT), Inc.	62,600	838,840
Healthcare Realty Trust, Inc.	87,700	2,430,167
Sabra Health Care REIT, Inc.	65,154	1,149,968
Ventas, Inc.	87,200	4,319,016
Welltower, Inc.	39,150	2,130,935
		10,868,926
REITs - Hotels - 5.5%
DiamondRock Hospitality Co.	138,000	1,440,720
Host Hotels & Resorts, Inc.	134,100	2,499,624
Sunstone Hotel Investors, Inc.	142,400	2,167,328
		6,107,672
REITs - Management/Investment - 3.8%
American Tower Corp.	4,500	654,030
CoreSite Realty Corp.	10,976	1,100,454
National Retail Properties, Inc.	64,200	2,520,492
		4,274,976
REITs - Manufactured Homes - 2.4%
Equity Lifestyle Properties, Inc.	30,176	2,648,548
REITs - Office Property - 15.8%
Boston Properties, Inc.	40,900	5,039,698
Corporate Office Properties Trust (SBI)	49,600	1,281,168
Douglas Emmett, Inc.	60,900	2,238,684
Highwoods Properties, Inc. (SBI)	50,600	2,217,292
Hudson Pacific Properties, Inc.	72,200	2,348,666
SL Green Realty Corp.	30,100	2,914,583
VEREIT, Inc.	239,700	1,668,312
		17,708,403
REITs - Regional Malls - 8.3%
General Growth Properties, Inc.	67,100	1,372,866
Simon Property Group, Inc.	36,650	5,656,928
Taubman Centers, Inc.	14,200	808,122
The Macerich Co.	25,200	1,411,704
		9,249,620
REITs - Shopping Centers - 4.8%
Acadia Realty Trust (SBI)	49,138	1,208,795
Cedar Realty Trust, Inc.	120,447	474,561
DDR Corp.	119,900	878,867
Urban Edge Properties	130,950	2,795,783
		5,358,006
REITs - Single Tenant - 3.2%
Agree Realty Corp.	20,700	994,428
Four Corners Property Trust, Inc.	43,288	999,520
Spirit Realty Capital, Inc.	198,100	1,537,256
		3,531,204
REITs - Storage - 6.7%
Extra Space Storage, Inc.	21,800	1,904,448
Public Storage	28,100	5,630,959
		7,535,407
REITs - Warehouse/Industrial - 7.5%
DCT Industrial Trust, Inc.	64,807	3,651,226
Gramercy Property Trust	806	17,514
Prologis, Inc.	46,000	2,897,540
Rexford Industrial Realty, Inc.	35,500	1,022,045
Terreno Realty Corp.	23,463	809,708
		8,398,033
Specialized REITs - 0.1%
Safety Income and Growth, Inc.	4,449	71,140

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		109,321,271

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Hilton Grand Vacations, Inc. (a)	6,000	258,120
Real Estate Management & Development - 0.8%
Real Estate Development - 0.8%
Howard Hughes Corp. (a)	4,100	570,433
VICI Properties, Inc. (b)	14,600	267,472
		837,905
TOTAL COMMON STOCKS
(Cost $108,086,756)		110,417,296

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.72% (c)	735,172	735,319
Fidelity Securities Lending Cash Central Fund 1.72% (c)(d)	271,848	271,903
TOTAL MONEY MARKET FUNDS
(Cost $1,007,194)		1,007,222
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $109,093,950)		111,424,518
NET OTHER ASSETS (LIABILITIES) - 0.3%		333,737
NET ASSETS - 100%		$111,758,255

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,579
Fidelity Securities Lending Cash Central Fund	75
Total	$9,654

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $265,640) — See accompanying schedule: Unaffiliated issuers (cost $108,086,756)	$110,417,296
Fidelity Central Funds (cost $1,007,194)	1,007,222
Total Investment in Securities (cost $109,093,950)		$111,424,518
Cash		60,267
Receivable for investments sold		975,866
Receivable for fund shares sold		8,064
Dividends receivable		548,763
Distributions receivable from Fidelity Central Funds		1,135
Total assets		113,018,613
Liabilities
Payable for investments purchased	$880,691
Payable for fund shares redeemed	103,097
Other payables and accrued expenses	4,695
Collateral on securities loaned	271,875
Total liabilities		1,260,358
Net Assets		$111,758,255
Net Assets consist of:
Paid in capital		$109,035,003
Undistributed net investment income		650,264
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(257,580)
Net unrealized appreciation (depreciation) on investments		2,330,568
Net Assets, for 1,112,199 shares outstanding		$111,758,255
Net Asset Value, offering price and redemption price per share ($111,758,255 ÷ 1,112,199 shares)		$100.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$1,740,750
Income from Fidelity Central Funds (including $75 from security lending)		9,654
Total income		1,750,404
Expenses
Custodian fees and expenses	$6,678
Independent directors' fees and expenses	228
Miscellaneous	2
Total expenses before reductions	6,908
Expense reductions	(48)	6,860
Net investment income (loss)		1,743,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	584,812
Fidelity Central Funds	(115)
Foreign currency transactions	(15)
Total net realized gain (loss)		584,682
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,524,094)
Fidelity Central Funds	28
Total change in net unrealized appreciation (depreciation)		(10,524,066)
Net gain (loss)		(9,939,384)
Net increase (decrease) in net assets resulting from operations		$(8,195,840)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,743,544	$3,733,477
Net realized gain (loss)	584,682	4,275,580
Change in net unrealized appreciation (depreciation)	(10,524,066)	(6,483,065)
Net increase (decrease) in net assets resulting from operations	(8,195,840)	1,525,992
Distributions to shareholders from net investment income	(1,674,474)	(2,895,366)
Distributions to shareholders from net realized gain	(4,488,742)	(189,674)
Total distributions	(6,163,216)	(3,085,040)
Affiliated share transactions
Proceeds from sales of shares	8,708,585	9,269,293
Reinvestment of distributions	6,163,216	3,085,040
Cost of shares redeemed	(15,901,608)	(57,435,320)
Net increase (decrease) in net assets resulting from share transactions	(1,029,807)	(45,080,987)
Total increase (decrease) in net assets	(15,388,863)	(46,640,035)
Net Assets
Beginning of period	127,147,118	173,787,153
End of period	$111,758,255	$127,147,118
Other Information
Undistributed net investment income end of period	$650,264	$581,194
Shares
Sold	80,702	84,698
Issued in reinvestment of distributions	57,169	28,626
Redeemed	(152,613)	(522,285)
Net increase (decrease)	(14,742)	(408,961)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$112.82	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	1.52	3.00	3.03	2.53
Net realized and unrealized gain (loss)	(8.50)	(.91)	17.03	(4.24)
Total from investment operations	(6.98)	2.09	20.06	(1.71)
Distributions from net investment income	(1.47)	(2.29)	(2.83)	(2.37)
Distributions from net realized gain	(3.90)	(.12)	–	–
Total distributions	(5.36)C	(2.42)D	(2.83)	(2.37)
Net asset value, end of period	$100.48	$112.82	$113.15	$95.92
Total ReturnE,F	(6.49)%	1.95%	21.08%	(1.81)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.01%	.01%I
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%I
Expenses net of all reductions	.01%I	.01%	.01%	.01%I
Net investment income (loss)	2.84%I	2.72%	2.86%	2.71%I
Supplemental Data
Net assets, end of period (000 omitted)	$111,758	$127,147	$173,787	$251,215
Portfolio turnover rateJ	50%I	64%	69%	62%I

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.36 per share is comprised of distributions from net investment income of $1.465 and distributions from net realized gain of $3.898 per share.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $2.294 and distributions from net realized gain of $.124 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Verizon Communications, Inc.	21.2
AT&T, Inc.	13.7
T-Mobile U.S., Inc.	7.9
CenturyLink, Inc.	5.1
Zayo Group Holdings, Inc.	3.8
Vonage Holdings Corp.	3.7
Cogent Communications Group, Inc.	3.3
Telephone & Data Systems, Inc.	3.0
Iridium Communications, Inc.	2.8
Comcast Corp. Class A	2.7
67.2

Top Industries (% of fund's net assets)

As of March 31, 2018
Diversified Telecommunication Services	60.3%
Wireless Telecommunication Services	18.2%
Media	14.0%
Internet Software & Services	2.5%
Equity Real Estate Investment Trusts (Reits)	2.1%
All Others*	2.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Telecom Services Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Communications Equipment - 0.8%
Communications Equipment - 0.8%
Quantenna Communications, Inc. (a)	216,600	$2,967,420
Diversified Telecommunication Services - 60.3%
Alternative Carriers - 20.6%
CenturyLink, Inc.	1,128,394	18,539,513
Cogent Communications Group, Inc.	283,146	12,288,536
Globalstar, Inc. (a)(b)	3,158,812	2,171,683
Iliad SA	11,849	2,449,373
Iridium Communications, Inc. (a)(b)	929,014	10,451,408
ORBCOMM, Inc. (a)	235,667	2,208,200
Vonage Holdings Corp. (a)	1,271,441	13,540,847
Zayo Group Holdings, Inc. (a)	405,726	13,859,600
		75,509,160
Integrated Telecommunication Services - 39.7%
Altice U.S.A., Inc. Class A (b)	30,500	563,640
AT&T, Inc.	1,413,148	50,378,726
Atlantic Tele-Network, Inc.	92,410	5,509,484
Cincinnati Bell, Inc. (a)	389,163	5,389,908
Consolidated Communications Holdings, Inc. (b)	245,709	2,692,971
Frontier Communications Corp. (b)	253,117	1,878,128
Verizon Communications, Inc.	1,621,650	77,547,302
Windstream Holdings, Inc. (b)	1,109,727	1,564,715
		145,524,874

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		221,034,034

Electronic Equipment & Components - 1.1%
Electronic Equipment & Instruments - 0.2%
ADT, Inc.	100,700	798,551
Electronic Manufacturing Services - 0.9%
Fabrinet	107,300	3,367,074

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,165,625

Equity Real Estate Investment Trusts (REITs) - 2.1%
Specialized REITs - 2.1%
American Tower Corp.	51,763	7,523,234
Internet Software & Services - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	28,900	2,051,322
Gogo, Inc. (a)(b)	376,277	3,247,271
Pandora Media, Inc. (a)(b)	758,600	3,815,758
		9,114,351
Media - 13.8%
Cable & Satellite - 11.1%
Altice NV Class A (a)(b)	290,131	2,391,130
Comcast Corp. Class A	293,700	10,035,729
DISH Network Corp. Class A (a)	107,800	4,084,542
GCI Liberty, Inc. (a)	69,803	3,689,787
Liberty Broadband Corp. Class A (a)	95,600	8,106,880
Liberty Global PLC:
Class C (a)	301,764	9,182,679
LiLAC Class C (a)(c)	87,897	1
Liberty Latin America Ltd. (a)	87,897	1,677,954
Megacable Holdings S.A.B. de CV unit	353,700	1,656,545
		40,825,247
Movies & Entertainment - 2.7%
Lions Gate Entertainment Corp. Class B	10,899	262,448
Time Warner, Inc.	101,400	9,590,412
		9,852,860

TOTAL MEDIA		50,678,107

Wireless Telecommunication Services - 17.7%
Wireless Telecommunication Services - 17.7%
Millicom International Cellular SA	24,669	1,707,095
Shenandoah Telecommunications Co.	196,715	7,081,740
Sprint Corp. (a)(b)	1,395,042	6,807,805
T-Mobile U.S., Inc. (a)	471,815	28,799,588
Telephone & Data Systems, Inc.	398,780	11,177,803
U.S. Cellular Corp. (a)	166,896	6,707,550
VimpelCom Ltd. sponsored ADR	1,021,800	2,697,552
		64,979,133
TOTAL COMMON STOCKS
(Cost $322,518,946)		360,461,904

Nonconvertible Preferred Stocks - 0.7%
Media - 0.2%
Cable & Satellite - 0.2%
GCI Liberty, Inc. 0.00%	27,674	647,572
Wireless Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
TIM Participacoes SA sponsored ADR	94,300	2,043,481
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,075,657)		2,691,053

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 1.72% (d)	3,176,291	3,176,927
Fidelity Securities Lending Cash Central Fund 1.72% (d)(e)	25,659,495	25,664,627
TOTAL MONEY MARKET FUNDS
(Cost $28,838,287)		28,841,554
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $353,432,890)		391,994,511
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(25,131,249)
NET ASSETS - 100%		$366,863,262

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,265
Fidelity Securities Lending Cash Central Fund	329,509
Total	$352,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$360,461,904	$358,805,358	$1,656,545	$1
Nonconvertible Preferred Stocks	2,691,053	2,691,053	--	--
Money Market Funds	28,841,554	28,841,554	--	--
Total Investments in Securities:	$391,994,511	$390,337,965	$1,656,545	$1

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,593,565) — See accompanying schedule: Unaffiliated issuers (cost $324,594,603)	$363,152,957
Fidelity Central Funds (cost $28,838,287)	28,841,554
Total Investment in Securities (cost $353,432,890)		$391,994,511
Receivable for investments sold		526,195
Receivable for fund shares sold		71,437
Dividends receivable		20,443
Distributions receivable from Fidelity Central Funds		73,211
Total assets		392,685,797
Liabilities
Payable for fund shares redeemed	$162,279
Other payables and accrued expenses	3,278
Collateral on securities loaned	25,656,978
Total liabilities		25,822,535
Net Assets		$366,863,262
Net Assets consist of:
Paid in capital		$324,832,371
Undistributed net investment income		1,004,765
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,464,509
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,561,617
Net Assets, for 2,145,422 shares outstanding		$366,863,262
Net Asset Value, offering price and redemption price per share ($366,863,262 ÷ 2,145,422 shares)		$171.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$5,204,414
Income from Fidelity Central Funds (including $329,509 from security lending)		352,774
Total income		5,557,188
Expenses
Custodian fees and expenses	$4,625
Independent directors' fees and expenses	677
Interest	274
Miscellaneous	4
Total expenses before reductions	5,580
Expense reductions	(181)	5,399
Net investment income (loss)		5,551,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,781,450
Fidelity Central Funds	3,053
Foreign currency transactions	(4,889)
Total net realized gain (loss)		10,779,614
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,275,048)
Fidelity Central Funds	(3,569)
Assets and liabilities in foreign currencies	45
Total change in net unrealized appreciation (depreciation)		(35,278,572)
Net gain (loss)		(24,498,958)
Net increase (decrease) in net assets resulting from operations		$(18,947,169)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,551,789	$9,725,365
Net realized gain (loss)	10,779,614	29,762,911
Change in net unrealized appreciation (depreciation)	(35,278,572)	(10,613,717)
Net increase (decrease) in net assets resulting from operations	(18,947,169)	28,874,559
Distributions to shareholders from net investment income	(5,021,846)	(9,203,456)
Distributions to shareholders from net realized gain	(31,019,369)	(3,625,582)
Total distributions	(36,041,215)	(12,829,038)
Affiliated share transactions
Proceeds from sales of shares	49,421,593	35,075,340
Reinvestment of distributions	36,041,215	12,828,118
Cost of shares redeemed	(43,177,960)	(68,479,567)
Net increase (decrease) in net assets resulting from share transactions	42,284,848	(20,576,109)
Total increase (decrease) in net assets	(12,703,536)	(4,530,588)
Net Assets
Beginning of period	379,566,798	384,097,386
End of period	$366,863,262	$379,566,798
Other Information
Undistributed net investment income end of period	$1,004,765	$474,822
Shares
Sold	271,485	181,306
Issued in reinvestment of distributions	198,172	66,434
Redeemed	(231,522)	(346,490)
Net increase (decrease)	238,135	(98,750)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Telecom Services Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$199.01	$191.47	$155.23	$163.86	$155.95	$139.95
Income from Investment Operations
Net investment income (loss)A	2.79	4.88	4.49	3.75	7.09B	4.39
Net realized and unrealized gain (loss)	(11.43)	9.03	36.05	(8.58)	7.91	15.88
Total from investment operations	(8.64)	13.91	40.54	(4.83)	15.00	20.27
Distributions from net investment income	(2.62)	(4.62)	(4.30)	(3.80)	(7.09)	(4.27)
Distributions from net realized gain	(16.75)	(1.76)	–	–	–	–
Total distributions	(19.37)	(6.37)C	(4.30)	(3.80)	(7.09)	(4.27)
Net asset value, end of period	$171.00	$199.01	$191.47	$155.23	$163.86	$155.95
Total ReturnD,E	(4.83)%	7.41%	26.33%	(3.10)%	9.75%	14.73%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	.01%	.01%	- %I	.01%	.01%
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	- %I	.01%	.01%
Expenses net of all reductions	- %H,I	.01%	.01%	- %I	.01%	.01%
Net investment income (loss)	3.01%H	2.48%	2.51%	2.24%	4.35%B	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$366,863	$379,567	$384,097	$277,097	$286,592	$295,959
Portfolio turnover rateJ	69%H	75%K	68%	58%	97%K	82%K

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Total distributions of $6.37 per share is comprised of distributions from net investment income of $4.618 and distributions from net realized gain of $1.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2018

% of fund's net assets
NextEra Energy, Inc.	12.0
Sempra Energy	8.5
Exelon Corp.	7.7
FirstEnergy Corp.	5.9
NRG Energy, Inc.	5.9
Dominion Resources, Inc.	5.8
The AES Corp.	4.7
PG&E Corp.	4.6
Eversource Energy	4.3
Great Plains Energy, Inc.	4.3
63.7

Top Industries (% of fund's net assets)

As of March 31, 2018
Electric Utilities	47.3%
Multi-Utilities	25.3%
Independent Power and Renewable Electricity Producers	14.3%
Media	6.7%
Oil, Gas & Consumable Fuels	2.5%
All Others*	3.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Utilities Central Fund

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Electric Utilities - 47.3%
Electric Utilities - 47.3%
Edison International	165,800	$10,554,828
Eversource Energy	400,500	23,597,460
Exelon Corp.	1,087,745	42,432,932
FirstEnergy Corp.	958,340	32,593,143
Great Plains Energy, Inc.	739,619	23,512,488
NextEra Energy, Inc.	403,165	65,848,940
PG&E Corp.	571,239	25,094,529
Vistra Energy Corp. (a)	998,108	20,790,590
Westar Energy, Inc.	287,928	15,142,134
		259,567,044
Equity Real Estate Investment Trusts (REITs) - 0.3%
Specialized REITs - 0.3%
InfraReit, Inc.	90,802	1,764,283
Gas Utilities - 0.3%
Gas Utilities - 0.3%
South Jersey Industries, Inc.	68,400	1,926,144
Independent Power and Renewable Electricity Producers - 14.3%
Independent Power Producers & Energy Traders - 11.4%
NRG Energy, Inc.	1,067,443	32,589,035
NRG Yield, Inc. Class C	249,200	4,236,400
The AES Corp.	2,242,400	25,496,088
		62,321,523
Renewable Electricity - 2.9%
NextEra Energy Partners LP	399,282	15,967,287

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		78,288,810

Media - 6.7%
Cable & Satellite - 2.8%
Comcast Corp. Class A	453,611	15,499,888
Movies & Entertainment - 3.9%
Time Warner, Inc.	226,900	21,460,202

TOTAL MEDIA		36,960,090

Multi-Utilities - 25.3%
Multi-Utilities - 25.3%
Avangrid, Inc.	368,078	18,816,147
CenterPoint Energy, Inc.	541,700	14,842,580
Dominion Resources, Inc.	472,500	31,860,675
Public Service Enterprise Group, Inc.	460,800	23,150,592
SCANA Corp.	85,523	3,211,389
Sempra Energy	420,454	46,762,894
		138,644,277
Oil, Gas & Consumable Fuels - 2.5%
Oil & Gas Storage & Transport - 2.5%
Cheniere Energy Partners LP Holdings LLC	215,563	5,951,694
Cheniere Energy, Inc. (a)	147,700	7,894,565
		13,846,259
TOTAL COMMON STOCKS
(Cost $434,244,880)		530,996,907

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.72% (b)
(Cost $7,376,528)	7,375,053	7,376,528
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $441,621,408)		538,373,435
NET OTHER ASSETS (LIABILITIES) - 1.9%		10,639,989
NET ASSETS - 100%		$549,013,424

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,415
Fidelity Securities Lending Cash Central Fund	2,164
Total	$75,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $434,244,880)	$530,996,907
Fidelity Central Funds (cost $7,376,528)	7,376,528
Total Investment in Securities (cost $441,621,408)		$538,373,435
Cash		409,613
Receivable for investments sold		41,549,844
Receivable for fund shares sold		95,793
Dividends receivable		861,722
Distributions receivable from Fidelity Central Funds		10,920
Other receivables		768
Total assets		581,302,095
Liabilities
Payable for investments purchased	$32,059,125
Payable for fund shares redeemed	227,160
Other payables and accrued expenses	2,386
Total liabilities		32,288,671
Net Assets		$549,013,424
Net Assets consist of:
Paid in capital		$440,632,362
Undistributed net investment income		2,533,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,096,351
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,751,673
Net Assets, for 3,114,027 shares outstanding		$549,013,424
Net Asset Value, offering price and redemption price per share ($549,013,424 ÷ 3,114,027 shares)		$176.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$6,903,676
Income from Fidelity Central Funds (including $2,164 from security lending)		75,579
Total income		6,979,255
Expenses
Custodian fees and expenses	$3,811
Independent directors' fees and expenses	939
Miscellaneous	6
Total expenses before reductions	4,756
Expense reductions	(22)	4,734
Net investment income (loss)		6,974,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,230,558
Fidelity Central Funds	(72)
Foreign currency transactions	4,406
Total net realized gain (loss)		18,234,892
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(11,232,113)
Fidelity Central Funds	(769)
Assets and liabilities in foreign currencies	(314)
Total change in net unrealized appreciation (depreciation)		(11,233,196)
Net gain (loss)		7,001,696
Net increase (decrease) in net assets resulting from operations		$13,976,217

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,974,521	$14,082,345
Net realized gain (loss)	18,234,892	23,807,933
Change in net unrealized appreciation (depreciation)	(11,233,196)	35,526,805
Net increase (decrease) in net assets resulting from operations	13,976,217	73,417,083
Distributions to shareholders from net investment income	(6,268,684)	(12,188,641)
Distributions to shareholders from net realized gain	(31,029,277)	–
Total distributions	(37,297,961)	(12,188,641)
Affiliated share transactions
Proceeds from sales of shares	57,598,481	46,589,917
Reinvestment of distributions	37,297,961	12,188,125
Cost of shares redeemed	(23,884,912)	(81,725,834)
Net increase (decrease) in net assets resulting from share transactions	71,011,530	(22,947,792)
Total increase (decrease) in net assets	47,689,786	38,280,650
Net Assets
Beginning of period	501,323,638	463,042,988
End of period	$549,013,424	$501,323,638
Other Information
Undistributed net investment income end of period	$2,533,038	$1,827,201
Shares
Sold	326,708	281,722
Issued in reinvestment of distributions	214,495	71,826
Redeemed	(133,564)	(489,262)
Net increase (decrease)	407,639	(135,714)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Utilities Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$185.24	$162.92	$144.05	$155.14	$130.43	$116.88
Income from Investment Operations
Net investment income (loss)A	2.40	5.08	4.73	4.36	4.11	4.04
Net realized and unrealized gain (loss)	2.16	21.62	18.44	(11.35)	24.33	13.29
Total from investment operations	4.56	26.70	23.17	(6.99)	28.44	17.33
Distributions from net investment income	(2.25)	(4.38)	(4.30)	(4.10)	(3.73)	(3.78)
Distributions from net realized gain	(11.25)	–	–	–	–	–
Total distributions	(13.50)	(4.38)	(4.30)	(4.10)	(3.73)	(3.78)
Net asset value, end of period	$176.30	$185.24	$162.92	$144.05	$155.14	$130.43
Total ReturnB,C	2.60%	16.66%	16.23%	(4.66)%	21.98%	15.04%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.68%G	2.96%	3.03%	2.78%	2.80%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$549,013	$501,324	$463,043	$406,258	$482,971	$398,657
Portfolio turnover rateH	92%G	47%I	76%	110%	121%I	148%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Information Technology Central Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$52,136,317	Market approach	Transaction price	$5.59 - $48.77 / $23.09	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Consumer Discretionary and Energy are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Consumer Discretionary	$1,337,753,592	$641,929,724	$(27,497,303)	$614,432,421
Consumer Staples	1,130,797,460	203,184,622	(63,547,190)	139,637,432
Energy	947,500,207	184,496,163	(51,408,159)	133,088,004
Financials	2,646,594,517	885,880,048	(72,670,351)	813,209,697
Health Care	2,145,906,297	648,596,637	(81,960,375)	566,636,262
Industrials	1,454,294,393	439,277,638	(63,192,344)	376,085,294
Information Technology	4,105,774,278	1,223,981,361	(133,839,046)	1,090,142,315
Materials	431,683,717	98,315,087	(15,286,447)	83,028,640
Real Estate Equity	109,785,102	8,762,961	(7,123,545)	1,639,416
Telecom Services	357,438,862	73,213,480	(38,657,831)	34,555,649
Utilities	444,524,204	100,160,058	(6,310,827)	93,849,231

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	477,257,138	328,834,824
Consumer Staples	790,292,880	648,532,577
Energy	294,071,497	205,395,222
Financials	806,644,282	569,163,636
Health Care	1,325,118,695	1,051,167,534
Industrials	712,604,942	587,861,207
Information Technology	2,675,192,820	2,239,701,396
Materials	235,068,339	194,104,752
Real Estate Equity	29,808,706	33,503,286
Telecom Services	137,662,898	126,814,521
Utilities	268,622,893	234,169,579

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$5,314
Consumer Staples	23,813
Energy	5,625
Financials	11,752
Health Care	34,851
Industrials	17,729
Information Technology	67,172
Materials	7,198
Real Estate Equity	428
Telecom Services	7,403
Utilities	7,114

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$7,260,333	1.54%	$1,866
Information Technology	Borrower	7,349,000	1.35%	824
Telecom Services	Borrower	7,329,000	1.34%	274

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, VIP Asset Manager: Growth Portfolio and VIP Asset Manager Portfolio (the Investing Funds) completed exchange in-kind transactions with each Fund. The Investing Funds delivered investments and cash in exchange for shares of each Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Exchanged Number of Shares
Consumer Discretionary	$56,561,990	227,138
Consumer Staples	39,235,872	183,071
Energy	34,322,119	270,083
Financials	98,879,378	1,088,740
Health Care	66,542,763	201,413
Industrials	50,997,163	199,332
Information Technology	109,126,057	339,365
Materials	15,146,995	70,151
Telecom Services	12,919,521	69,136
Utilities	14,935,496	96,739

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$1,631	$52,509
Consumer Staples	597	–
Energy	4	–
Financials	–	–
Health Care	52,950	2,783,692
Industrials	474	–
Information Technology	62	–
Materials	–	–
Real Estate Equity	–	–
Telecom Services	10,261	111,300
Utilities	–	–

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Custody Earnings Credits
Consumer Discretionary	$355
Consumer Staples	355
Energy	1,146
Financials	173
Health Care	773
Industrials	–
Information Technology	678
Materials	–
Real Estate Equity	48
Telecom Services	181
Utilities	22

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Consumer Discretionary	.0019%
Actual		$1,000.00	$1,144.20	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Consumer Staples	.0033%
Actual		$1,000.00	$978.60	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02
Energy	.0030%
Actual		$1,000.00	$1,053.60	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02
Financials	.0016%
Actual		$1,000.00	$1,062.00	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Health Care	.0033%
Actual		$1,000.00	$1,042.70	$.02
Hypothetical-C		$1,000.00	$1,024.92	$.02
Industrials	.0017%
Actual		$1,000.00	$1,068.10	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01
Information Technology	.0065%
Actual		$1,000.00	$1,127.70	$.03
Hypothetical-C		$1,000.00	$1,024.90	$.03
Materials	.0046%
Actual		$1,000.00	$1,009.40	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02
Real Estate Equity	.0113%
Actual		$1,000.00	$935.10	$.05
Hypothetical-C		$1,000.00	$1,024.88	$.06
Telecom Services	.0030%
Actual		$1,000.00	$951.70	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.02
Utilities	.0018%
Actual		$1,000.00	$1,026.00	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

ESCIP-SANN-0518
1.831586.111

Fidelity® International Equity Central Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2018
Japan	19.6%
United Kingdom	16.7%
France	10.5%
Germany	8.3%
Canada	6.0%
United States of America*	5.9%
Switzerland	5.4%
Netherlands	3.7%
Australia	2.8%
Other	21.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2018

% of fund's net assets
Stocks and Equity Futures	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
BASF AG (Germany, Chemicals)	1.4
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3
Deutsche Post AG (Germany, Air Freight & Logistics)	1.3
Sony Corp. (Japan, Household Durables)	1.2
Royal Bank of Canada (Canada, Banks)	1.2
Bunzl PLC (United Kingdom, Trading Companies & Distributors)	1.2
Compagnie de St. Gobain (France, Building Products)	1.2
Total SA (France, Oil, Gas & Consumable Fuels)	1.1
Makita Corp. (Japan, Machinery)	1.1
12.6

Top Market Sectors as of March 31, 2018

% of fund's net assets
Financials	22.7
Industrials	14.5
Consumer Discretionary	12.5
Health Care	10.3
Consumer Staples	9.8
Materials	8.2
Energy	6.3
Information Technology	4.4
Real Estate	3.2
Utilities	3.1

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.8%
Abacus Property Group unit	2,985,692	$7,997,886
Aub Group Ltd.	679,458	7,416,920
Australia & New Zealand Banking Group Ltd.	917,060	19,087,096
BHP Billiton Ltd.	385,706	8,549,371
Blue Sky Alternative Investments Ltd. (a)	484,886	3,873,134
Commonwealth Bank of Australia	510,636	28,555,695
HUB24 Ltd. (b)	491,878	3,824,006

TOTAL AUSTRALIA		79,304,108

Austria - 1.7%
Andritz AG	400,000	22,344,972
Erste Group Bank AG	543,300	27,274,942

TOTAL AUSTRIA		49,619,914

Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	5,570,989	27,653,353
Randgold Resources Ltd.	74,900	6,222,395
Shire PLC	282,200	14,045,045

TOTAL BAILIWICK OF JERSEY		47,920,793

Belgium - 2.3%
Anheuser-Busch InBev SA NV	215,416	23,684,295
KBC Groep NV	285,448	24,838,950
Telenet Group Holding NV (b)	116,760	7,793,953
Umicore SA	156,442	8,263,770

TOTAL BELGIUM		64,580,968

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	515,360	4,224,046
Canada - 6.0%
Barrick Gold Corp.	525,500	6,546,571
Canadian Natural Resources Ltd.	158,900	4,995,110
Cenovus Energy, Inc.	1,229,600	10,469,757
Fortis, Inc.	153,490	5,181,263
Great-West Lifeco, Inc.	363,300	9,271,785
Imperial Oil Ltd.	224,700	5,950,839
Intact Financial Corp.	219,700	16,508,835
Lundin Mining Corp.	1,714,400	11,244,367
MDC Partners, Inc. Class A (b)	1,418,300	10,211,760
Royal Bank of Canada	446,100	34,459,481
Shopify, Inc. (b)	46,800	5,830,812
Suncor Energy, Inc.	672,300	23,216,228
The Toronto-Dominion Bank	475,800	27,000,224

TOTAL CANADA		170,887,032

Cayman Islands - 0.1%
JD.com, Inc. sponsored ADR (b)	92,900	3,761,521
China - 0.4%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	351,288	4,859,545
PICC Property & Casualty Co. Ltd. (H Shares)	3,930,000	6,944,424

TOTAL CHINA		11,803,969

Denmark - 0.4%
Jyske Bank A/S (Reg.)	125,000	7,431,801
Scandinavian Tobacco Group A/S (c)	254,807	4,496,025

TOTAL DENMARK		11,927,826

France - 10.5%
Capgemini SA	61,700	7,682,979
Christian Dior SA	17,600	6,949,385
Compagnie de St. Gobain	628,100	33,124,164
Danone SA	237,411	19,249,826
ENGIE	508,880	8,487,482
Iliad SA	32,489	6,715,983
Ipsen SA	92,000	14,280,357
Kaufman & Broad SA	320,700	16,857,539
LVMH Moet Hennessy - Louis Vuitton SA	91,829	28,299,239
Remy Cointreau SA	61,100	8,705,901
Sanofi SA	302,255	24,252,968
Societe Generale Series A	512,600	27,839,505
Suez Environnement SA	252,191	3,652,330
Total SA	562,353	32,233,899
Total SA rights (b)(d)(e)	552,553	421,531
Veolia Environnement SA	208,200	4,930,178
VINCI SA	315,394	31,064,766
Vivendi SA	285,770	7,384,140
Wendel SA	114,100	17,787,963

TOTAL FRANCE		299,920,135

Germany - 7.8%
BASF AG	384,074	38,951,771
Bayer AG	63,700	7,181,140
Deutsche Borse AG	156,586	21,405,833
Deutsche Post AG	838,356	36,719,422
Deutsche Telekom AG	1,007,400	16,481,773
E.ON AG	596,165	6,624,640
Fresenius Medical Care AG & Co. KGaA	110,000	11,234,603
LEG Immobilien AG	69,640	7,826,791
Linde AG	128,300	27,010,998
ProSiebenSat.1 Media AG	394,149	13,651,938
Rheinmetall AG	300	42,580
RWE AG	231,430	5,712,347
SAP SE	227,659	23,900,067
Siemens Healthineers AG (b)(c)	120,000	4,931,644

TOTAL GERMANY		221,675,547

Hong Kong - 2.3%
AIA Group Ltd.	2,734,600	23,377,216
China Resources Beer Holdings Co. Ltd.	1,653,333	7,207,268
CLP Holdings Ltd.	601,960	6,137,590
Dah Sing Banking Group Ltd.	2,644,800	5,788,968
Dah Sing Financial Holdings Ltd.	946,400	6,018,378
Hysan Development Co. Ltd.	1,661,000	8,814,661
Sino Land Ltd.	5,822,000	9,436,593

TOTAL HONG KONG		66,780,674

Hungary - 0.5%
OTP Bank PLC	332,600	14,962,727
India - 0.4%
Axis Bank Ltd.	1,559,002	12,321,688
Indonesia - 0.3%
PT Bank Danamon Indonesia Tbk Series A	10,066,800	5,042,482
PT Bank Rakyat Indonesia Tbk	15,266,400	4,006,508

TOTAL INDONESIA		9,048,990

Ireland - 1.9%
Greencore Group PLC	4,266,447	7,934,211
James Hardie Industries PLC CDI	1,255,838	22,288,123
Ryanair Holdings PLC sponsored ADR (b)	187,380	23,019,633

TOTAL IRELAND		53,241,967

Italy - 1.1%
Banca Generali SpA	433,200	13,965,411
Banco di Desio e della Brianza SpA	520,960	1,410,234
Enel SpA	2,030,897	12,427,493
Mediaset SpA (b)(d)	914,051	3,500,048

TOTAL ITALY		31,303,186

Japan - 19.6%
Advance Residence Investment Corp.	4,221	10,912,994
AEON Financial Service Co. Ltd.	321,000	7,376,016
Bandai Namco Holdings, Inc.	376,000	12,350,172
Chubu Electric Power Co., Inc.	278,010	3,926,968
Chugai Pharmaceutical Co. Ltd.	231,300	11,694,883
Daikin Industries Ltd.	188,400	20,777,915
DaikyoNishikawa Corp.	902,300	14,788,884
East Japan Railway Co.	242,600	22,485,045
Funai Soken Holdings, Inc.	302,250	6,467,960
Honda Motor Co. Ltd.	230,200	7,918,162
Hoya Corp.	393,500	19,618,604
Ichigo, Inc.	2,596,700	11,421,040
Iida Group Holdings Co. Ltd.	446,200	8,336,503
JSR Corp.	812,700	18,277,253
Keyence Corp.	28,400	17,626,390
Komatsu Ltd.	710,500	23,684,446
Makita Corp.	654,600	31,990,226
Minebea Mitsumi, Inc.	338,700	7,232,051
Mitsubishi Motors Corp. of Japan	2,111,400	15,100,564
Mitsubishi UFJ Financial Group, Inc.	2,215,500	14,512,509
Nidec Corp.	50,900	7,840,336
Nintendo Co. Ltd.	27,600	12,154,842
Nippon Paint Holdings Co. Ltd.	323,000	11,853,907
Nippon Telegraph & Telephone Corp.	281,270	12,952,615
Olympus Corp.	425,500	16,155,444
ORIX Corp.	915,000	16,136,436
Panasonic Corp.	1,725,700	24,667,917
Renesas Electronics Corp. (b)	768,400	7,726,967
Shin-Etsu Chemical Co. Ltd.	39,200	4,054,283
SMC Corp.	54,700	22,141,149
SoftBank Corp.	142,930	10,678,948
Sony Corp.	727,100	35,164,293
Sony Financial Holdings, Inc.	443,900	8,076,598
Suzuki Motor Corp.	455,600	24,534,449
Terumo Corp.	175,000	9,193,647
The Suruga Bank Ltd.	404,300	5,581,661
Tokyo Electron Ltd.	47,800	8,991,279
Tokyo Gas Co. Ltd.	180,224	4,778,930
Toyota Boshoku Corp.	547,200	11,231,472
VT Holdings Co. Ltd.	1,040,500	5,309,821
Welcia Holdings Co. Ltd.	166,400	7,467,318
Yamaha Motor Co. Ltd.	217,900	6,512,119

TOTAL JAPAN		559,703,016

Netherlands - 3.7%
ASML Holding NV (Netherlands)	101,478	20,122,441
ASR Nederland NV	303,900	12,982,980
Koninklijke Philips Electronics NV	675,592	25,869,779
NIBC Holding NV (b)(c)	874,948	8,686,922
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	424,825	23,979,435
(NY Reg.)	252,700	14,249,753

TOTAL NETHERLANDS		105,891,310

Norway - 0.6%
Aker Bp ASA	194,300	5,267,441
Statoil ASA	548,369	12,978,783

TOTAL NORWAY		18,246,224

Portugal - 0.2%
Galp Energia SGPS SA Class B	339,357	6,390,784
Singapore - 1.0%
Parkway Life REIT	4,672,800	9,997,083
United Overseas Bank Ltd.	513,500	10,805,180
UOL Group Ltd.	1,168,400	7,660,821

TOTAL SINGAPORE		28,463,084

South Africa - 0.9%
Naspers Ltd. Class N	107,700	26,307,775
Spain - 2.5%
Atresmedia Corporacion de Medios de Comunicacion SA (d)	1,137,100	10,836,376
CaixaBank SA	5,137,932	24,495,909
Cellnex Telecom Sau (c)	238,590	6,367,600
Endesa SA	196,440	4,322,976
Gas Natural SDG SA	204,870	4,887,876
Grifols SA ADR	468,650	9,935,380
Iberdrola SA	688,483	5,059,143
Masmovil Ibercom SA (b)	41,224	6,086,888

TOTAL SPAIN		71,992,148

Sweden - 2.6%
Com Hem Holding AB	322,070	5,214,959
Essity AB Class B	340,400	9,400,972
HEXPOL AB (B Shares)	1,117,930	10,356,162
Lundin Petroleum AB	234,673	5,890,855
Nordea Bank AB	1,734,700	18,510,835
Rezidor Hotel Group AB	4,530,350	12,696,135
Telefonaktiebolaget LM Ericsson (B Shares) (d)	790,900	5,012,626
Victoria Park AB	1,826,646	6,934,858

TOTAL SWEDEN		74,017,402

Switzerland - 5.4%
Credit Suisse Group AG	1,378,246	23,147,678
Lonza Group AG	45,000	10,600,418
Nestle SA (Reg. S)	386,038	30,513,033
Novartis AG	183,440	14,836,788
Roche Holding AG (participation certificate)	198,010	45,422,925
Zurich Insurance Group AG	92,736	30,590,115

TOTAL SWITZERLAND		155,110,957

United Kingdom - 16.7%
AstraZeneca PLC (United Kingdom)	403,000	27,702,719
BP PLC	5,557,900	37,488,611
British American Tobacco PLC (United Kingdom)	430,934	24,910,945
BT Group PLC	4,191	13,377
Bunzl PLC	1,129,714	33,205,514
Conviviality PLC (a)	451,097	320,242
Diageo PLC	678,973	22,962,671
GlaxoSmithKline PLC	242,400	4,707,660
Great Portland Estates PLC	1,076,334	10,055,733
HSBC Holdings PLC (United Kingdom)	1,466,100	13,767,725
Imperial Tobacco Group PLC	125,941	4,286,626
Indivior PLC (b)	1,075,000	6,147,525
Informa PLC	1,231,692	12,417,867
International Personal Finance PLC	2,686,792	8,647,392
Liberty Global PLC Class A (b)	181,484	5,682,264
Melrose Industries PLC	4,880,499	15,817,356
Micro Focus International PLC	338,430	4,725,706
Moneysupermarket.com Group PLC	3,106,844	12,501,331
National Grid PLC	840,650	9,461,403
Prudential PLC	1,023,237	25,532,173
Reckitt Benckiser Group PLC	183,600	15,497,270
Rolls-Royce Holdings PLC	2,135,375	26,107,358
Royal Dutch Shell PLC:
Class A (United Kingdom)	496,002	15,692,771
Class B (United Kingdom)	365,405	11,758,162
Senior Engineering Group PLC	4,060,400	17,124,404
Standard Chartered PLC (United Kingdom)	2,401,944	24,017,473
Standard Life PLC	2,530,410	12,769,944
The Weir Group PLC	978,600	27,384,003
Victrex PLC	261,000	9,403,580
Virgin Money Holdings Uk PLC	2,291,300	8,448,216
Vodafone Group PLC	6,981,392	19,101,303
William Hill PLC	2,437,400	11,295,177

TOTAL UNITED KINGDOM		478,954,501

United States of America - 3.8%
British American Tobacco PLC sponsored ADR	373,900	21,570,291
Chevron Corp.	108,700	12,396,148
Cliffs Natural Resources, Inc. (b)(d)	1,359,500	9,448,525
Constellation Brands, Inc. Class A (sub. vtg.)	39,600	9,025,632
Edgewell Personal Care Co. (b)	75,700	3,695,674
Freeport-McMoRan, Inc.	984,400	17,295,908
Molson Coors Brewing Co. Class B	77,800	5,860,674
Monster Beverage Corp. (b)	124,600	7,128,366
Philip Morris International, Inc.	76,600	7,614,040
Post Holdings, Inc. (b)	93,600	7,091,136
ResMed, Inc.	89,000	8,763,830

TOTAL UNITED STATES OF AMERICA		109,890,224

TOTAL COMMON STOCKS
(Cost $2,413,620,414)		2,788,252,516

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)
(Cost $8,650,219)	189,900	15,772,216
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.62% 5/24/18(f)
(Cost $4,668,904)	$4,680,000	4,668,841
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.72% (g)	37,971,124	37,978,718
Fidelity Securities Lending Cash Central Fund 1.72% (g)(h)	13,406,110	13,408,791
TOTAL MONEY MARKET FUNDS
(Cost $51,385,988)		51,387,509
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,478,325,525)		2,860,081,082
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,931,262
NET ASSETS - 100%		$2,864,012,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	103	June 2018	$10,303,090	$55,225	$55,225
TME S&P/TSX 60 Index Contracts (Canada)	7	June 2018	984,515	6,073	6,073
TOTAL FUTURES CONTRACTS					$61,298

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,482,191 or 0.9% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $540,708.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$399,035
Fidelity Securities Lending Cash Central Fund	380,738
Total	$779,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$359,331,689	$317,380,512	$41,951,177	$--
Consumer Staples	282,355,579	114,030,594	168,004,743	320,242
Energy	185,150,919	69,731,252	115,419,667	--
Financials	648,995,993	358,759,707	286,363,152	3,873,134
Health Care	291,434,904	116,181,277	175,253,627	--
Industrials	408,573,300	314,681,754	93,891,546	--
Information Technology	126,275,440	77,527,226	48,748,214	--
Materials	237,420,337	161,408,677	76,011,660	--
Real Estate	91,058,460	47,151,416	43,907,044	--
Telecommunication Services	83,613,446	48,016,993	35,596,453	--
Utilities	89,814,665	60,400,896	29,413,769	--
Government Obligations	4,668,841	--	4,668,841	--
Money Market Funds	51,387,509	51,387,509	--	--
Total Investments in Securities:	$2,860,081,082	$1,736,657,813	$1,119,229,893	$4,193,376
Derivative Instruments:
Assets
Futures Contracts	$61,298	$61,298	$--	$--
Total Assets	$61,298	$61,298	$--	$--
Total Derivative Instruments:	$61,298	$61,298	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$360,643,303
Level 2 to Level 1	$86,972,919

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$61,298	$0
Total Equity Risk	61,298	0
Total Value of Derivatives	$61,298	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,047,795) — See accompanying schedule: Unaffiliated issuers (cost $2,426,939,537)	$2,808,693,573
Fidelity Central Funds (cost $51,385,988)	51,387,509
Total Investment in Securities (cost $2,478,325,525)		$2,860,081,082
Cash		303,026
Receivable for investments sold		7,511,685
Receivable for fund shares sold		223,378
Dividends receivable		18,985,917
Distributions receivable from Fidelity Central Funds		154,438
Receivable for daily variation margin for on futures contracts		111,131
Other receivables		35,602
Total assets		2,887,406,259
Liabilities
Payable for investments purchased
Regular delivery	$7,294,777
Delayed delivery	421,531
Payable for fund shares redeemed	2,161,342
Other payables and accrued expenses	112,842
Collateral on securities loaned	13,403,423
Total liabilities		23,393,915
Net Assets		$2,864,012,344
Net Assets consist of:
Paid in capital		$2,373,796,267
Undistributed net investment income		14,841,965
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		93,304,912
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		382,069,200
Net Assets, for 33,125,816 shares outstanding		$2,864,012,344
Net Asset Value, offering price and redemption price per share ($2,864,012,344 ÷ 33,125,816 shares)		$86.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$32,581,835
Interest		15,240
Income from Fidelity Central Funds		779,773
Income before foreign taxes withheld		33,376,848
Less foreign taxes withheld		(2,859,344)
Total income		30,517,504
Expenses
Custodian fees and expenses	$171,829
Independent directors' fees and expenses	5,698
Interest	1,573
Miscellaneous	37
Total expenses		179,137
Net investment income (loss)		30,338,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	125,331,959
Fidelity Central Funds	5,949
Foreign currency transactions	(321,908)
Futures contracts	4,375,655
Total net realized gain (loss)		129,391,655
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $94,684)	(73,889,529)
Fidelity Central Funds	(493)
Assets and liabilities in foreign currencies	142,851
Futures contracts	(733,853)
Total change in net unrealized appreciation (depreciation)		(74,481,024)
Net gain (loss)		54,910,631
Net increase (decrease) in net assets resulting from operations		$85,248,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,338,367	$70,433,901
Net realized gain (loss)	129,391,655	68,040,836
Change in net unrealized appreciation (depreciation)	(74,481,024)	347,369,441
Net increase (decrease) in net assets resulting from operations	85,248,998	485,844,178
Distributions to shareholders from net investment income	(21,693,766)	(64,190,380)
Distributions to shareholders from net realized gain	(90,648,501)	(961,276)
Total distributions	(112,342,267)	(65,151,656)
Affiliated share transactions
Proceeds from sales of shares	246,819,038	664,808,819
Reinvestment of distributions	112,342,266	65,151,250
Cost of shares redeemed	(562,439,384)	(194,564,633)
Net increase (decrease) in net assets resulting from share transactions	(203,278,080)	535,395,436
Total increase (decrease) in net assets	(230,371,349)	956,087,958
Net Assets
Beginning of period	3,094,383,693	2,138,295,735
End of period	$2,864,012,344	$3,094,383,693
Other Information
Undistributed net investment income end of period	$14,841,965	$6,197,364
Shares
Sold	2,777,794	8,530,285
Issued in reinvestment of distributions	1,290,466	809,722
Redeemed	(6,325,252)	(2,481,498)
Net increase (decrease)	(2,256,992)	6,858,509

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$87.45	$74.96	$71.96	$79.13	$78.06	$65.60
Income from Investment Operations
Net investment income (loss)A	.87	2.18	2.09	2.13	2.74B	2.04
Net realized and unrealized gain (loss)	1.36	12.27	2.87	(7.28)	.64	12.32
Total from investment operations	2.23	14.45	4.96	(5.15)	3.38	14.36
Distributions from net investment income	(.63)	(1.92)	(1.96)	(2.02)	(2.31)	(1.90)
Distributions from net realized gain	(2.60)	(.03)	–	–	–	–
Total distributions	(3.22)C	(1.96)D	(1.96)	(2.02)	(2.31)	(1.90)
Net asset value, end of period	$86.46	$87.45	$74.96	$71.96	$79.13	$78.06
Total ReturnE,F	2.54%	19.54%	6.95%	(6.78)%	4.24%	22.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.96%I	2.74%	2.87%	2.67%	3.34%B	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$2,864,012	$3,094,384	$2,138,296	$2,104,932	$2,841,400	$2,595,878
Portfolio turnover rateJ	59%I	61%	59%	81%	67%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C Total distributions of $3.22 per share is comprised of distributions from net investment income of $0.626 and distributions from net realized gain of $2.595 per share.

 D Total distributions of $1.96 per share is comprised of distributions from net investment income of $1.921 and distributions from net realized gain of $0.034 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$477,652,533
Gross unrealized depreciation	(100,289,043)
Net unrealized appreciation (depreciation)	$377,363,490
Tax cost	$2,482,717,592

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $888,388,334 and $1,112,641,927, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,647 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$34,950,000	1.62%	$1,573

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $380,738. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0116%	$1,000.00	$1,025.40	$.06
Hypothetical-C		$1,000.00	$1,024.87	$.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

INTCEN-SANN-0518
1.859211.110

Fidelity® Emerging Markets Equity Central Fund Semi-Annual Report March 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2018
Cayman Islands	17.9%
Korea (South)	10.2%
Brazil	8.9%
China	8.3%
South Africa	7.8%
India	7.6%
Taiwan	5.6%
Russia	4.6%
Hong Kong	4.4%
Other*	24.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2018

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of March 31, 2018

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	6.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductor & Semiconductor Equipment)	2.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.7
Naspers Ltd. Class N (South Africa, Media)	2.6
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.3
Sberbank of Russia (Russia, Banks)	2.0
China Literature Ltd. (Cayman Islands, Media)	1.8
Vale SA sponsored ADR (Brazil, Metals & Mining)	1.2
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.2
26.7

Top Market Sectors as of March 31, 2018

% of fund's net assets
Financials	24.9
Information Technology	21.7
Consumer Discretionary	15.4
Materials	8.2
Consumer Staples	6.3
Energy	6.3
Industrials	4.6
Telecommunication Services	4.0
Utilities	2.9
Real Estate	2.3

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Argentina - 1.3%
Banco Macro SA sponsored ADR	9,950	$1,074,302
BBVA Banco Frances SA sponsored ADR	23,235	529,990
Bolsas y Mercados Argentinos SA	14,500	286,644
Central Puerto SA sponsored ADR (a)	54,500	926,500
Grupo Financiero Galicia SA sponsored ADR	22,456	1,476,707
Grupo Superveille SA sponsored ADR	42,460	1,288,236
Loma Negra Compania Industrial Argentina SA ADR (a)	9,885	210,748
Pampa Holding SA sponsored ADR (a)	15,481	922,668
Telecom Argentina SA Class B sponsored ADR	45,953	1,439,707
YPF SA Class D sponsored ADR	54,200	1,171,804

TOTAL ARGENTINA		9,327,306

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	590,206	305,065
Austria - 0.0%
Erste Group Bank AG	5,767	289,517
Bailiwick of Jersey - 0.0%
Glencore Xstrata PLC	39,946	199,886
Bangladesh - 0.2%
BRAC Bank Ltd.	209,287	244,548
Olympic Industries Ltd.	62,416	206,340
Square Pharmaceuticals Ltd.	142,009	529,215
The City Bank Ltd.	360,012	171,383

TOTAL BANGLADESH		1,151,486

Bermuda - 1.5%
AGTech Holdings Ltd. (a)	2,476,000	295,606
Central European Media Enterprises Ltd. Class A (a)	106,171	445,918
China Resource Gas Group Ltd.	530,000	1,853,408
Credicorp Ltd. (United States)	19,526	4,433,183
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	170,426
Nine Dragons Paper (Holdings) Ltd.	30,000	45,468
Shangri-La Asia Ltd.	1,080,000	2,192,894
VimpelCom Ltd. sponsored ADR	554,700	1,464,408
Yue Yuen Industrial (Holdings) Ltd.	64,533	258,549

TOTAL BERMUDA		11,159,860

Brazil - 4.1%
Azul SA sponsored ADR	61,500	2,137,125
B2W Companhia Global do Varejo (a)	704,426	5,470,773
Banco do Brasil SA	378,200	4,700,221
BTG Pactual Participations Ltd. unit	181,100	1,261,658
Centrais Eletricas Brasileiras SA (Electrobras) (a)	75,900	482,788
Companhia de Saneamento de Minas Gerais	141,030	2,053,862
Cosan SA Industria e Comercio	31,685	398,384
Direcional Engenharia SA (a)	610,800	1,124,858
International Meal Comp Holdings S.A.	91,700	236,093
Iochpe-Maxion SA	35,000	277,439
Localiza Rent A Car SA	214,420	1,865,284
Petrobras Distribuidora SA (a)	223,100	1,560,338
Vale SA sponsored ADR	717,315	9,124,247

TOTAL BRAZIL		30,693,070

British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. Class A (a)	23,734	217,166
Despegar.com Corp.	31,600	987,500
Mail.Ru Group Ltd. GDR (Reg. S) (a)	154,262	5,396,085

TOTAL BRITISH VIRGIN ISLANDS		6,600,751

Canada - 0.3%
First Quantum Minerals Ltd.	24,033	337,453
Pan American Silver Corp.	137,700	2,223,855

TOTAL CANADA		2,561,308

Cayman Islands - 17.7%
58.com, Inc. ADR (a)	56,582	4,518,639
Alibaba Group Holding Ltd. sponsored ADR (a)	158,522	29,095,128
BizLink Holding, Inc.	56,658	457,351
China Biologic Products Holdings, Inc.	8,800	712,800
China Literature Ltd. (a)(b)(c)	1,454,960	13,585,857
China Resources Land Ltd.	547,600	2,012,244
Crystal International Group Ltd. (a)	51,667	52,425
ENN Energy Holdings Ltd.	119,690	1,075,882
Haitian International Holdings Ltd.	559,000	1,699,667
JD.com, Inc. sponsored ADR (a)	429,599	17,394,464
Kingsoft Corp. Ltd.	361,000	1,162,951
Momo, Inc. ADR (a)	91,300	3,412,794
NetEase, Inc. ADR	14,100	3,953,499
Secoo Holding Ltd. ADR	19,900	208,751
Shenzhou International Group Holdings Ltd.	22,667	240,154
Shimao Property Holdings Ltd.	527,900	1,514,065
SITC International Holdings Co. Ltd.	227,000	227,174
Sunlands Online Education Group ADR (a)	28,700	238,210
Tencent Holdings Ltd.	848,700	45,557,848
Uni-President China Holdings Ltd.	3,434,400	2,980,054
Vipshop Holdings Ltd. ADR (a)	87,800	1,459,236
Yirendai Ltd. sponsored ADR (b)	19,300	776,439

TOTAL CAYMAN ISLANDS		132,335,632

Chile - 1.2%
CAP SA	18,820	217,214
Compania Cervecerias Unidas SA sponsored ADR (b)	92,100	2,708,661
Enersis SA	5,106,237	1,199,826
Inversiones La Construccion SA	67,576	1,318,286
LATAM Airlines Group SA	13,855	216,805
S.A.C.I. Falabella	29,441	282,271
Sociedad Matriz SAAM SA	2,699,098	277,061
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	14,000	688,100
Vina Concha y Toro SA	1,065,297	2,275,774

TOTAL CHILE		9,183,998

China - 8.3%
Anhui Conch Cement Co. Ltd. (H Shares)	176,000	968,522
BBMG Corp. (H Shares)	3,933,500	1,792,491
China International Travel Service Corp. Ltd. (A Shares)	241,500	2,031,506
China Life Insurance Co. Ltd. (H Shares)	2,608,500	7,292,821
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,959,750	3,058,042
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,649,100	7,483,146
China Petroleum & Chemical Corp. (H Shares)	1,862,000	1,651,749
China Telecom Corp. Ltd. (H Shares)	6,572,330	2,915,039
Guangzhou Automobile Group Co. Ltd. (H Shares)	686,000	1,274,140
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	152,300	1,000,030
Industrial & Commercial Bank of China Ltd. (H Shares)	22,659,000	19,747,002
Kweichow Moutai Co. Ltd. (A Shares)	9,721	1,056,547
PICC Property & Casualty Co. Ltd. (H Shares)	1,117,000	1,973,771
Qingdao Haier Co. Ltd.	651,700	1,825,647
Shanghai International Airport Co. Ltd. (A Shares)	308,137	2,392,669
Shenzhen Inovance Technology Co. Ltd. Class A	151,900	853,951
Tsingtao Brewery Co. Ltd. (H Shares)	492,000	2,583,857
Zhengzhou Yutong Bus Co. Ltd.	500,124	1,777,922

TOTAL CHINA		61,678,852

Colombia - 0.4%
Bancolombia SA	6,020	65,111
Bancolombia SA sponsored ADR	38,256	1,607,517
Grupo de Inversiones Suramerica SA (a)	63,566	848,135
Inversiones Argos SA	102,208	688,444

TOTAL COLOMBIA		3,209,207

Cyprus - 0.0%
Etalon Group PLC GDR (Reg. S)	92,053	280,762
Egypt - 0.1%
Six of October Development & Investment Co. (a)	216,700	338,018
Greece - 0.5%
Fourlis Holdings SA	31,367	217,679
Titan Cement Co. SA (Reg.)	146,900	3,642,175

TOTAL GREECE		3,859,854

Hong Kong - 4.4%
China Overseas Land and Investment Ltd.	1,049,600	3,680,727
China Resources Beer Holdings Co. Ltd.	1,372,666	5,983,775
China Resources Power Holdings Co. Ltd.	722,623	1,324,887
China Unicom Ltd.	1,173,000	1,500,621
China Unicom Ltd. sponsored ADR (a)(b)	214,300	2,749,469
CNOOC Ltd.	3,927,000	5,814,666
CSPC Pharmaceutical Group Ltd.	1,354,000	3,649,726
Far East Horizon Ltd.	6,252,074	6,640,382
Techtronic Industries Co. Ltd.	271,000	1,590,524

TOTAL HONG KONG		32,934,777

Hungary - 0.0%
OTP Bank PLC	5,667	254,942
India - 7.6%
Adani Ports & Special Economic Zone Ltd.	372,872	2,042,407
Axis Bank Ltd.	453,913	3,587,535
Bajaj Auto Ltd.	4,488	190,077
Bharat Petroleum Corp. Ltd.	475,127	3,141,610
Bharti Airtel Ltd.	351,750	2,167,352
Bharti Infratel Ltd.	390,900	2,034,000
Federal Bank Ltd.	1,440,679	1,993,298
Future Retail Ltd. (a)	85,239	725,528
ICICI Bank Ltd.	371,385	1,614,391
ICICI Bank Ltd. sponsored ADR	344,080	3,045,108
Indraprastha Gas Ltd. (a)	335,215	1,450,846
InterGlobe Aviation Ltd. (c)	62,282	1,240,353
ITC Ltd.	606,187	2,393,869
JK Cement Ltd.	93,600	1,468,031
Larsen & Toubro Ltd.	136,117	2,757,223
LIC Housing Finance Ltd.	479,435	3,969,259
Lupin Ltd. (a)	189,674	2,154,439
Mahindra & Mahindra Ltd.	19,100	217,850
Manappuram General Finance & Leasing Ltd.	858,806	1,456,312
Petronet LNG Ltd.	382,368	1,367,309
Phoenix Mills Ltd. (a)	249,925	2,283,153
Power Grid Corp. of India Ltd.	376,461	1,123,670
Reliance Industries Ltd.	527,120	7,206,651
SREI Infrastructure Finance Ltd.	434,995	498,333
State Bank of India	707,979	2,738,548
Sun Pharmaceutical Industries Ltd.	416,959	3,192,268
Tejas Networks Ltd. (c)	44,091	250,036

TOTAL INDIA		56,309,456

Indonesia - 2.4%
PT Astra International Tbk	7,609,300	4,046,657
PT Bank Mandiri (Persero) Tbk	5,221,800	2,928,134
PT Bank Rakyat Indonesia Tbk	18,544,900	4,866,916
PT Indocement Tunggal Prakarsa Tbk	725,300	848,360
PT Kalbe Farma Tbk	7,479,800	817,491
PT Kino Indonesia Tbk	18,933	2,723
PT Link Net Tbk	1,621,600	613,197
PT Media Nusantara Citra Tbk	14,543,900	1,503,614
PT Perusahaan Gas Negara Tbk Series B	2,340,400	393,611
PT Semen Gresik (Persero) Tbk	2,626,900	1,981,182

TOTAL INDONESIA		18,001,885

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	1,040,027	1,328,350
Italy - 0.6%
Prada SpA	909,700	4,279,450
Japan - 0.4%
GMO Internet, Inc.	16,900	340,367
Panasonic Corp.	89,100	1,273,635
Sumco Corp.	48,200	1,263,832

TOTAL JAPAN		2,877,834

Kenya - 0.2%
KCB Group Ltd.	890,833	458,874
Safaricom Ltd.	3,455,933	1,061,257

TOTAL KENYA		1,520,131

Korea (South) - 8.6%
AMOREPACIFIC Group, Inc.	29,102	3,890,257
BS Financial Group, Inc.	524,830	5,138,296
Coway Co. Ltd.	18,801	1,589,368
Daou Technology, Inc.	131,529	2,717,836
Hanon Systems	125,183	1,349,329
Hyundai Fire & Marine Insurance Co. Ltd.	65,525	2,399,517
Hyundai Industrial Development & Construction Co.	23,656	856,258
Hyundai Mobis	24,373	5,495,176
Iljin Materials Co. Ltd.	24,909	874,646
InterPark INT Corp.	85,648	742,581
KB Financial Group, Inc.	126,764	7,243,555
KEPCO Plant Service & Engineering Co. Ltd.	20,066	859,487
Korea Electric Power Corp.	4,462	137,985
Korean Reinsurance Co.	86,825	927,700
KT Corp.	23,303	604,367
KT Corp. sponsored ADR	29,522	404,451
LG Chemical Ltd.	14,212	5,157,589
LG Corp.	17,978	1,457,175
NAVER Corp.	1,762	1,313,706
POSCO	12,813	3,926,169
Samsung Electronics Co. Ltd.	1,182	2,738,396
Samsung Life Insurance Co. Ltd.	24,569	2,682,950
Samsung SDI Co. Ltd.	25,047	4,538,931
Shinhan Financial Group Co. Ltd.	101,682	4,374,490
SK Hynix, Inc.	37,352	2,858,719

TOTAL KOREA (SOUTH)		64,278,934

Luxembourg - 0.6%
Corp. America Airports SA (a)	6,200	76,508
Samsonite International SA	930,000	4,253,647
Tenaris SA sponsored ADR	1,500	52,005

TOTAL LUXEMBOURG		4,382,160

Mauritius - 0.1%
MakeMyTrip Ltd. (a)(b)	25,400	881,380
Mexico - 1.6%
America Movil S.A.B. de CV Series L sponsored ADR	62,400	1,191,216
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	137,196	1,374,562
Grupo Financiero Banorte S.A.B. de CV Series O	420,832	2,608,460
Macquarie Mexican (REIT) (c)	1,883,363	2,145,032
Promotora y Operadora de Infraestructura S.A.B. de CV	112,865	1,137,778
Wal-Mart de Mexico SA de CV Series V	1,234,500	3,185,230

TOTAL MEXICO		11,642,278

Morocco - 0.1%
Attijariwafa Bank	11,336	616,419
Netherlands - 1.0%
Yandex NV Series A (a)	195,710	7,720,760
Nigeria - 0.9%
Dangote Cement PLC	665,360	480,538
Guaranty Trust Bank PLC	10,611,321	1,317,572
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	1,125,444
Nigerian Breweries PLC	1,244,081	449,251
Transnational Corp. of Nigeria PLC (a)	57,139,710	293,635
Zenith Bank PLC	32,939,402	2,680,901

TOTAL NIGERIA		6,347,341

Oman - 0.0%
BankMuscat SAOG (a)	12,082	11,486
Pakistan - 0.6%
Engro Corp. Ltd.	87,567	234,966
Habib Bank Ltd.	1,599,100	2,939,766
Indus Motor Co. Ltd.	12,657	191,089
Maple Leaf Cement Factory Ltd.	305,317	187,397
MCB Bank Ltd.	250,267	477,394
Pak Electron Ltd.	124,633	48,827
Shell Pakistan Ltd.	1,567	4,946
United Bank Ltd.	232,900	421,581

TOTAL PAKISTAN		4,505,966

Panama - 0.2%
Copa Holdings SA Class A	14,000	1,800,820
Peru - 0.6%
Alicorp SA Class C	71,566	249,568
Compania de Minas Buenaventura SA sponsored ADR	242,028	3,686,086
Ferreycorp SAA	355,797	280,133

TOTAL PERU		4,215,787

Philippines - 1.4%
Ayala Corp.	53,215	971,137
BDO Unibank, Inc.	423,473	1,135,680
International Container Terminal Services, Inc.	732,777	1,410,989
JG Summit Holdings, Inc.	646,587	779,560
Jollibee Food Corp.	71,053	409,572
LT Group, Inc.	471,533	170,563
Metropolitan Bank & Trust Co.	1,436,928	2,366,467
Metropolitan Bank & Trust Co. rights 4/4/18 (a)	283,394	58,665
PUREGOLD Price Club, Inc.	225,067	226,138
Robinsons Land Corp.	4,088,770	1,572,484
SM Investments Corp.	53,355	944,334
Universal Robina Corp.	154,673	451,109

TOTAL PHILIPPINES		10,496,698

Poland - 0.0%
Globe Trade Centre SA	90,632	241,992
Inter Cars SA	77	5,893

TOTAL POLAND		247,885

Romania - 0.2%
Banca Transilvania SA	986,981	682,752
BRD-Groupe Societe Generale	162,179	646,584

TOTAL ROMANIA		1,329,336

Russia - 4.6%
Lukoil PJSC sponsored ADR	94,200	6,490,380
MMC Norilsk Nickel PJSC sponsored ADR	233,500	4,327,923
Mobile TeleSystems OJSC	152,110	781,028
Mobile TeleSystems OJSC sponsored ADR	55,900	636,701
NOVATEK OAO GDR (Reg. S)	23,800	3,260,600
RusHydro PJSC	58,450,400	785,515
Sberbank of Russia	1,459,920	6,462,002
Sberbank of Russia sponsored ADR	452,792	8,435,515
Tatneft PAO	196,400	2,096,762
Unipro PJSC	25,319,800	1,286,145

TOTAL RUSSIA		34,562,571

Singapore - 0.2%
First Resources Ltd.	1,228,500	1,578,805
South Africa - 7.8%
African Rainbow Minerals Ltd.	25,900	221,836
Anglo American Platinum Ltd.	3,000	82,103
Aspen Pharmacare Holdings Ltd.	107,000	2,345,030
Barclays Africa Group Ltd.	302,132	4,841,258
Barloworld Ltd.	23,377	327,905
Bidvest Group Ltd.	134,062	2,537,708
DRDGOLD Ltd.	563,145	155,441
FirstRand Ltd.	647,000	3,656,155
Imperial Holdings Ltd.	305,267	6,014,446
Life Healthcare Group Holdings Ltd.	720,300	1,679,863
Mr Price Group Ltd.	128,800	3,100,665
MTN Group Ltd.	299,493	3,010,931
Murray & Roberts Holdings Ltd.	198,800	231,734
Nampak Ltd. (a)	264,810	339,995
Naspers Ltd. Class N	78,800	19,248,400
Nedbank Group Ltd.	108,450	2,615,716
Pretoria Portland Cement Co. Ltd. (a)	434,234	287,930
Sanlam Ltd.	48,400	348,729
Sasol Ltd.	90,500	3,087,513
Shoprite Holdings Ltd.	14,216	303,299
Steinhoff Africa Retail Ltd. (a)	50,000	88,481
Tiger Brands Ltd.	125,200	3,934,064

TOTAL SOUTH AFRICA		58,459,202

Spain - 0.1%
Cemex Latam Holdings SA (a)	68,878	219,399
Prosegur Cash SA (c)	68,500	206,079

TOTAL SPAIN		425,478

Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	1,889
Taiwan - 5.6%
Advantech Co. Ltd.	69,695	500,344
Chroma ATE, Inc.	191,000	1,128,450
GlobalWafers Co. Ltd.	225,700	3,643,761
King's Town Bank	955,000	1,212,099
LandMark Optoelectronics Corp.	124,000	1,597,252
Largan Precision Co. Ltd.	31,000	3,545,900
MediaTek, Inc.	48,000	560,584
Nanya Technology Corp.	426,000	1,343,299
PChome Online, Inc.	71,009	406,114
President Chain Store Corp.	22,833	232,153
Taiwan Semiconductor Manufacturing Co. Ltd.	2,023,869	17,101,651
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	99,280	4,344,493
Unified-President Enterprises Corp.	1,911,000	4,496,470
United Microelectronics Corp.	3,047,000	1,611,808

TOTAL TAIWAN		41,724,378

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	1,239,400	3,747,946
PTT PCL (For. Reg.)	11,100	196,070
Siam Cement PCL (For. Reg.)	202,700	3,243,200
Star Petroleum Refining PCL	951,800	487,322
Thai Beverage PCL	391,033	233,211

TOTAL THAILAND		7,907,749

Turkey - 1.5%
Bim Birlesik Magazalar A/S JSC	122,000	2,223,354
Enerjisa Enerji A/S (c)	40,353	72,620
Tupras Turkiye Petrol Rafinerileri A/S	98,358	2,702,458
Turkcell Iletisim Hizmet A/S	775,600	2,978,313
Turkcell Iletisim Hizmet A/S sponsored ADR (b)	24,300	232,308
Turkiye Garanti Bankasi A/S	1,067,000	2,958,706

TOTAL TURKEY		11,167,759

United Arab Emirates - 1.1%
Abu Dhabi National Oil Co. for Distribution PJSC (a)	190,947	137,243
Agthia Group PJSC	127,958	153,283
Aramex Co. (a)	5,360	6,421
DP World Ltd.	96,069	2,161,553
Dubai Financial Market PJSC	878,530	248,750
Dubai Parks and Resorts PJSC (a)	1,215,368	160,812
Emaar Properties PJSC	1,879,944	2,968,562
National Bank of Abu Dhabi PJSC	771,274	2,456,788

TOTAL UNITED ARAB EMIRATES		8,293,412

United Kingdom - 0.5%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(c)	5,800	238,279
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(c)	10,900	219,366
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (a)(c)	29,600	211,305
Antofagasta PLC	25,133	324,759
BGEO Group PLC	4,833	241,122
Fresnillo PLC	87,000	1,548,344
NMC Health PLC	5,347	255,063
Saudi Co. For Hardware LLC ELS (HSBC Bank Warrant Program) warrants 5/21/18 (a)(c)	6,700	235,751
Tullow Oil PLC (a)	123,833	340,526
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20 (c)	35,900	362,829

TOTAL UNITED KINGDOM		3,977,344

United States of America - 0.8%
Bilibili, Inc. ADR (a)	79,100	870,100
Cognizant Technology Solutions Corp. Class A	13,300	1,070,650
First Cash Financial Services, Inc.	633	51,431
iQIYI, Inc. ADR (a)	46,400	721,520
MercadoLibre, Inc.	8,500	3,029,315

TOTAL UNITED STATES OF AMERICA		5,743,016

Vietnam - 0.5%
Bank For Foreign Trade Jsc	143,250	442,760
Binh Minh Plastic JSC	51,620	155,701
Ho Chi Minh City Infrastructure Investment JSC	111,960	151,918
Ho Chi Minh City Securities Co.	61,330	214,834
Petrovietnam Dr & Well Ser Jsc (a)	333,460	279,229
PetroVietnam Technical Services Corp.	358,400	331,539
Saigon Securities, Inc.	181,440	310,229
Vietjet Aviation JSC	36,640	359,661
Vietnam Dairy Products Corp.	163,820	1,457,965

TOTAL VIETNAM		3,703,836

TOTAL COMMON STOCKS
(Cost $528,404,246)		686,704,086

Preferred Stocks - 6.6%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)(e)	331,980	1,855,456
Nonconvertible Preferred Stocks - 6.4%
Brazil - 4.8%
Ambev SA sponsored ADR	710,400	5,164,608
Banco do Estado Rio Grande do Sul SA	339,660	2,085,420
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	35,232
(PN-B) sponsored ADR (b)	298,807	2,348,623
Fibria Celulose SA sponsored ADR	171,100	3,336,450
Itau Unibanco Holding SA sponsored ADR	577,786	9,013,462
Metalurgica Gerdau SA (PN)	997,600	2,157,496
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (a)	636,900	8,273,331
Telefonica Brasil SA	188,680	2,880,393
		35,295,015
Colombia - 0.0%
Grupo de Inversiones Suramerica SA (a)	15,591	198,650
Korea (South) - 1.6%
Hyundai Motor Co. Series 2	59,585	5,222,203
Samsung Electronics Co. Ltd.	2,525	4,849,073
Samsung Fire & Marine Insurance Co. Ltd.	12,006	2,085,268
		12,156,544

TOTAL NONCONVERTIBLE PREFERRED STOCKS		47,650,209

TOTAL PREFERRED STOCKS
(Cost $30,688,672)		49,505,665
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.74% 6/14/18 (Cost $49,822)	50,000	49,832
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.72% (f)	8,755,935	8,757,686
Fidelity Securities Lending Cash Central Fund 1.72% (f)(g)	5,301,011	5,302,071
TOTAL MONEY MARKET FUNDS
(Cost $14,058,758)		14,059,757
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $573,201,498)		750,319,340
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,931,709)
NET ASSETS - 100%		$746,387,631

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,767,507 or 2.5% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,855,456 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$150,829
Fidelity Securities Lending Cash Central Fund	26,651
Total	$177,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$116,778,673	$79,547,178	$35,376,039	$1,855,456
Consumer Staples	48,420,365	28,801,594	19,618,771	--
Energy	45,404,584	26,222,599	19,181,985	--
Financials	183,211,791	108,014,004	75,197,787	--
Health Care	15,335,895	5,521,971	9,813,924	--
Industrials	35,352,026	21,567,416	13,784,610	--
Information Technology	162,659,380	115,642,975	47,016,405	--
Materials	61,191,145	50,844,137	10,347,008	--
Real Estate	17,037,039	3,829,334	13,207,705	--
Telecommunication Services	29,993,108	20,762,899	9,230,209	--
Utilities	20,825,745	10,545,399	10,280,346	--
Government Obligations	49,832	--	49,832	--
Money Market Funds	14,059,757	14,059,757	--	--
Total Investments in Securities:	$750,319,340	$485,359,263	$263,104,621	$1,855,456

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$155,081,529
Level 2 to Level 1	$42,539,599

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,218,102) — See accompanying schedule: Unaffiliated issuers (cost $559,142,740)	$736,259,583
Fidelity Central Funds (cost $14,058,758)	14,059,757
Total Investment in Securities (cost $573,201,498)		$750,319,340
Foreign currency held at value (cost $159,578)		159,516
Receivable for investments sold		3,535,568
Receivable for fund shares sold		60,979
Dividends receivable		2,806,275
Distributions receivable from Fidelity Central Funds		22,336
Other receivables		313,145
Total assets		757,217,159
Liabilities
Payable to custodian bank	$828,865
Payable for investments purchased	3,609,865
Payable for fund shares redeemed	533,598
Other payables and accrued expenses	555,650
Collateral on securities loaned	5,301,550
Total liabilities		10,829,528
Net Assets		$746,387,631
Net Assets consist of:
Paid in capital		$525,472,107
Undistributed net investment income		1,654,849
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		42,542,998
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		176,717,677
Net Assets, for 2,920,890 shares outstanding		$746,387,631
Net Asset Value, offering price and redemption price per share ($746,387,631 ÷ 2,920,890 shares)		$255.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2018 (Unaudited)
Investment Income
Dividends		$6,605,769
Interest		3,347
Income from Fidelity Central Funds		177,480
Income before foreign taxes withheld		6,786,596
Less foreign taxes withheld		(795,109)
Total income		5,991,487
Expenses
Custodian fees and expenses	$289,741
Independent directors' fees and expenses	1,487
Interest	1,828
Miscellaneous	10
Total expenses		293,066
Net investment income (loss)		5,698,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,183,189
Fidelity Central Funds	814
Foreign currency transactions	(277,218)
Futures contracts	1,854,806
Total net realized gain (loss)		53,761,591
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $238,017)	18,099,948
Fidelity Central Funds	(204)
Assets and liabilities in foreign currencies	20,047
Futures contracts	143,531
Total change in net unrealized appreciation (depreciation)		18,263,322
Net gain (loss)		72,024,913
Net increase (decrease) in net assets resulting from operations		$77,723,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2018 (Unaudited)	Year ended September 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,698,421	$12,093,213
Net realized gain (loss)	53,761,591	32,760,743
Change in net unrealized appreciation (depreciation)	18,263,322	92,226,717
Net increase (decrease) in net assets resulting from operations	77,723,334	137,080,673
Distributions to shareholders from net investment income	(5,021,105)	(11,115,681)
Distributions to shareholders from net realized gain	(37,772,093)	(2,186,326)
Total distributions	(42,793,198)	(13,302,007)
Affiliated share transactions
Proceeds from sales of shares	93,400,862	288,606,531
Reinvestment of distributions	42,175,853	13,077,757
Cost of shares redeemed	(187,305,512)	(77,097,405)
Net increase (decrease) in net assets resulting from share transactions	(51,728,797)	224,586,883
Total increase (decrease) in net assets	(16,798,661)	348,365,549
Net Assets
Beginning of period	763,186,292	414,820,743
End of period	$746,387,631	$763,186,292
Other Information
Undistributed net investment income end of period	$1,654,849	$977,533
Shares
Sold	365,223	1,346,133
Issued in reinvestment of distributions	171,552	60,674
Redeemed	(715,022)	(355,666)
Net increase (decrease)	(178,247)	1,051,141

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$246.26	$202.55	$172.95	$212.25	$198.65	$195.55
Income from Investment Operations
Net investment income (loss)A	1.80	4.65	4.05	3.47	4.39	4.54
Net realized and unrealized gain (loss)	20.75	44.19	29.35	(39.58)	12.94	3.55
Total from investment operations	22.55	48.84	33.40	(36.11)	17.33	8.09
Distributions from net investment income	(1.60)	(4.06)	(3.80)	(3.19)	(3.73)	(4.99)
Distributions from net realized gain	(11.68)	(1.07)	–	–	–	–
Total distributions	(13.28)	(5.13)	(3.80)	(3.19)	(3.73)	(4.99)
Net asset value, end of period	$255.53	$246.26	$202.55	$172.95	$212.25	$198.65
Total ReturnB,C	9.38%	24.55%	19.51%	(17.12)%	8.72%	4.21%
Ratios to Average Net AssetsD,E
Expenses before reductions	.07%F	.07%	.09%	.15%	.15%	.13%
Expenses net of fee waivers, if any	.07%F	.07%	.09%	.15%	.15%	.13%
Expenses net of all reductions	.07%F	.07%	.09%	.15%	.15%	.13%
Net investment income (loss)	1.39%F	2.12%	2.23%	1.71%	2.07%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$746,388	$763,186	$414,821	$237,056	$457,436	$207,267
Portfolio turnover rateG	68%F	59%	52%	141%	84%	183%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2018

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$194,798,119
Gross unrealized depreciation	(21,131,579)
Net unrealized appreciation (depreciation)	$173,666,540
Tax cost	$576,652,800

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,267,626 and $327,817,717, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,503 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,140,000	1.62%	$1,828

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $4,455.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26,651. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 to March 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period-B October 1, 2017 to March 31, 2018
Actual	.0717%	$1,000.00	$1,093.80	$.37
Hypothetical-C		$1,000.00	$1,024.57	$.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

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1.876936.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 24, 2018